UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21774

First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.9%
2,668	National Presto Industries, Inc.	$223,418
4,783	Sparton Corp. (a)	86,046
5,826	Vectrus, Inc. (a)	132,542
		442,006

	Air Freight & Logistics — 0.4%
4,869	Park-Ohio Holdings Corp.	208,491

	Auto Components — 2.9%
11,245	Fox Factory Holding Corp. (a)	177,783
24,091	Modine Manufacturing Co. (a)	265,242
4,670	Shiloh Industries, Inc. (a)	23,957
14,270	Stoneridge, Inc. (a)	207,771
1,999	Strattec Security Corp.	114,723
12,719	Superior Industries International, Inc.	280,835
11,603	Tower International, Inc.	315,602
		1,385,913

	Automobiles — 0.7%
14,831	Winnebago Industries, Inc.	332,956

	Banks — 19.6%
3,652	Access National Corp.	72,419
7,113	Arrow Financial Corp.	188,992
24,628	Banc of California, Inc.	430,990
3,003	Bank of Marin Bancorp	147,808
3,304	Bar Harbor Bankshares	109,759
5,447	Bridge Bancorp, Inc.	165,970
8,683	Bryn Mawr Bank Corp.	223,414
3,989	Camden National Corp.	167,538
16,805	Cascade Bancorp (a)	95,957
25,012	CenterState Banks, Inc.	372,429
20,117	CoBiz Financial, Inc.	237,783
9,053	Community Trust Bancorp, Inc.	319,752
11,007	Enterprise Financial Services Corp.	297,629
3,916	Farmers Capital Bank Corp.	103,461
10,904	Fidelity Southern Corp.	174,900
7,564	Financial Institutions, Inc.	219,885
10,204	First Bancorp	192,345
13,092	First Busey Corp.	268,124
4,352	First Business Financial Services, Inc.	99,791
8,598	First Community Bancshares, Inc.	170,584
7,770	First Connecticut Bancorp, Inc.	124,009
6,373	First Financial Corp.	218,020
14,897	Flushing Financial Corp.	322,073
1,447	Franklin Financial Network, Inc. (a)	39,069
7,777	German American Bancorp, Inc.	250,419
5,344	Great Southern Bancorp, Inc.	198,423
5,865	Green Bancorp, Inc. (a)	44,398
8,386	Guaranty Bancorp	129,648
16,473	Heritage Financial Corp.	289,431
9,127	HomeTrust Bancshares, Inc. (a)	167,298
4,791	Horizon Bancorp	118,433
12,232	Independent Bank Corp.	177,976

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
19,379	Lakeland Bancorp, Inc.	$196,697
14,360	Macatawa Bank Corp.	89,750
11,269	MainSource Financial Group, Inc.	237,663
8,993	Mercantile Bank Corp.	201,623
5,246	MidSouth Bancorp, Inc.	40,027
3,554	Northrim BanCorp, Inc.	84,976
4,216	Old Line Bancshares, Inc.	76,014
16,207	Old Second Bancorp, Inc. (a)	116,204
10,238	Pacific Continental Corp.	165,139
11,566	Pacific Premier Bancorp, Inc. (a)	247,165
26,065	Park Sterling Corp.	173,854
7,561	Peapack-Gladstone Financial Corp.	127,781
10,118	Peoples Bancorp, Inc.	197,706
5,819	QCR Holdings, Inc.	138,783
4,819	Republic Bancorp, Inc., Class A	124,475
13,783	Seacoast Banking Corp. of Florida (a)	217,634
5,899	Sierra Bancorp	107,067
10,892	TriCo Bancshares	275,785
12,015	TriState Capital Holdings, Inc. (a)	151,389
8,419	Triumph Bancorp, Inc. (a)	133,273
8,160	Univest Corp. of Pennsylvania	159,202
		9,400,934

	Beverages — 0.4%
6,969	MGP Ingredients, Inc.	168,929

	Building Products — 1.6%
16,343	Gibraltar Industries, Inc. (a)	467,410
9,509	Insteel Industries, Inc.	290,690
		758,100

	Capital Markets — 1.6%
8,495	INTL FCStone, Inc. (a)	227,071
8,122	Manning & Napier, Inc.	65,544
5,538	Oppenheimer Holdings, Inc., Class A	87,390
8,205	Piper Jaffray Cos. (a)	406,640
		786,645

	Chemicals — 2.4%
3,942	Core Molding Technologies, Inc. (a)	49,196
12,495	FutureFuel Corp.	147,316
5,227	Hawkins, Inc.	188,642
4,113	KMG Chemicals, Inc.	94,887
25,188	OMNOVA Solutions, Inc. (a)	140,045
23,566	Rayonier Advanced Materials, Inc.	223,877
10,622	Trecora Resources (a)	102,184
13,654	Tredegar Corp.	214,641
		1,160,788

	Commercial Services & Supplies — 2.1%
14,189	Ennis, Inc.	277,395
21,337	InnerWorkings, Inc. (a)	169,629
17,494	Kimball International, Inc., Class B	198,557

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
9,899	SP Plus Corp. (a)	$238,170
15,426	TRC Cos., Inc. (a)	111,839
		995,590

	Communications Equipment — 1.5%
4,859	Bel Fuse, Inc., Class B	70,941
20,094	CalAmp Corp. (a)	360,286
8,879	Comtech Telecommunications Corp.	207,502
3,320	TESSCO Technologies, Inc.	55,278
		694,007

	Construction & Engineering — 1.2%
6,912	Argan, Inc.	243,026
10,685	MYR Group, Inc. (a)	268,300
14,997	Orion Marine Group, Inc. (a)	77,685
		589,011

	Consumer Finance — 0.6%
10,265	Consumer Portfolio Services, Inc. (a)	43,421
14,762	Enova International, Inc. (a)	93,148
6,440	Nicholas Financial, Inc. (a)	69,488
5,821	Regional Management Corp. (a)	99,597
		305,654

	Containers & Packaging — 0.8%
2,190	AEP Industries, Inc.	144,540
12,261	Myers Industries, Inc.	157,676
3,414	UFP Technologies, Inc. (a)	76,030
		378,246

	Diversified Consumer Services — 1.8%
9,312	Bridgepoint Education, Inc. (a)	93,865
8,575	Carriage Services, Inc.	185,306
3,864	Collectors Universe, Inc.	64,142
17,553	K12, Inc. (a)	173,599
6,062	Strayer Education, Inc. (a)	295,523
11,590	Universal Technical Institute, Inc.	49,953
		862,388

	Diversified Financial Services — 0.3%
13,201	GAIN Capital Holdings, Inc.	86,599
5,005	Marlin Business Services Corp.	71,621
		158,220

	Diversified Telecommunication Services — 1.6%
6,303	Hawaiian Telcom Holdco, Inc. (a)	148,435
9,327	IDT Corp., Class B	145,408
18,642	Inteliquent, Inc.	299,204
12,627	Lumos Networks Corp. (a)	162,131
		755,178

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 0.1%
3,372	Allied Motion Technologies, Inc.	$60,696

	Electronic Equipment, Instruments & Components — 4.6%
17,907	CTS Corp.	281,856
21,274	Daktronics, Inc.	168,065
9,682	Electro Rent Corp.	89,655
3,208	ePlus, Inc. (a)	258,276
17,202	GSI Group, Inc. (a)	243,580
12,101	Kimball Electronics, Inc. (a)	135,168
21,234	Newport Corp. (a)	488,382
11,133	Park Electrochemical Corp.	178,240
9,905	PC Connection, Inc.	255,648
6,676	Vishay Precision Group, Inc. (a)	93,531
		2,192,401

	Energy Equipment & Services — 1.5%
17,605	Hornbeck Offshore Services, Inc. (a)	174,818
7,007	Natural Gas Services Group, Inc. (a)	151,561
46,252	Newpark Resources, Inc. (a)	199,809
67,713	Parker Drilling Co. (a)	143,551
3,626	PHI, Inc. (a)	68,495
		738,234

	Food & Staples Retailing — 0.6%
10,261	Chefs’ Warehouse (The), Inc. (a)	208,196
3,835	Village Super Market, Inc., Class A	92,653
		300,849

	Food Products — 1.8%
1,504	Alico, Inc.	41,526
3,132	Farmer Bros. Co. (a)	87,289
10,779	Inventure Foods, Inc. (a)	60,901
4,724	John B. Sanfilippo & Son, Inc.	326,381
14,860	Landec Corp. (a)	156,030
12,229	Omega Protein Corp. (a)	207,159
		879,286

	Health Care Equipment & Supplies — 0.2%
5,649	Exactech, Inc. (a)	114,449

	Health Care Providers & Services — 2.8%
3,664	Addus HomeCare Corp. (a)	62,984
4,756	Almost Family, Inc. (a)	177,113
5,596	CorVel Corp. (a)	220,594
24,530	Five Star Quality Care, Inc. (a)	56,174
5,267	Landauer, Inc.	174,180
13,001	Triple-S Management Corp., Class B (a)	323,205
6,870	U.S. Physical Therapy, Inc.	341,645
		1,355,895

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology — 0.6%
5,827	Computer Programs and Systems, Inc.	$303,703

	Hotels, Restaurants & Leisure — 1.9%
7,607	Bravo Brio Restaurant Group, Inc. (a)	58,954
12,812	Del Frisco’s Restaurant Group, Inc. (a)	212,423
10,419	Marcus (The) Corp.	197,440
5,881	Monarch Casino & Resort, Inc. (a)	114,444
18,491	Ruth’s Hospitality Group, Inc.	340,420
		923,681

	Household Durables — 3.1%
5,584	Bassett Furniture Industries, Inc.	177,906
4,556	Cavco Industries, Inc. (a)	425,804
7,795	Century Communities, Inc. (a)	133,061
3,389	Flexsteel Industries, Inc.	148,031
5,943	Hooker Furniture Corp.	195,228
7,919	LGI Homes, Inc. (a)	191,719
7,152	New Home Co., (The), Inc. (a)	87,683
15,207	ZAGG, Inc. (a)	137,015
		1,496,447

	Household Products — 0.9%
18,104	Central Garden & Pet Co., Class A (a)	294,914
4,968	Orchids Paper Products Co.	136,670
		431,584

	Insurance — 1.1%
7,119	Federated National Holding Co.	139,959
4,920	HCI Group, Inc.	163,836
17,363	State National Cos., Inc.	218,774
		522,569

	Internet & Catalog Retail — 0.4%
11,074	PetMed Express, Inc.	198,335

	Internet Software & Services — 0.7%
22,850	DHI Group, Inc. (a)	184,399
13,460	Liquidity Services, Inc. (a)	69,723
8,163	United Online, Inc. (a)	94,201
		348,323

	IT Services — 2.0%
13,729	Hackett Group (The), Inc.	207,583
16,147	Information Services Group, Inc. (a)	63,458
31,916	Lionbridge Technologies, Inc. (a)	161,495
19,770	Perficient, Inc. (a)	429,404
23,602	Planet Payment, Inc. (a)	83,315
		945,255

	Leisure Products — 0.5%
8,609	JAKKS Pacific, Inc. (a)	64,051
9,881	Malibu Boats, Inc., Class A (a)	162,048
		226,099

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 4.8%
5,150	Alamo Group, Inc.	$286,906
11,053	Columbus McKinnon Corp.	174,195
14,510	Commercial Vehicle Group, Inc. (a)	38,452
12,307	Douglas Dynamics, Inc.	281,953
11,823	Global Brass & Copper Holdings, Inc.	294,984
5,470	Graham Corp.	108,908
3,625	Hurco Cos., Inc.	119,589
5,926	Kadant, Inc.	267,618
9,408	Lydall, Inc. (a)	305,948
6,234	Miller Industries, Inc.	126,426
14,753	NN, Inc.	201,821
5,304	Twin Disc, Inc.	53,730
6,056	Xerium Technologies, Inc. (a)	31,612
		2,292,142

	Media — 0.6%
13,227	Entercom Communications Corp., Class A (a)	139,942
27,889	Lee Enterprises, Inc. (a)	50,200
8,804	Reading International, Inc., Class A (a)	105,472
		295,614

	Metals & Mining — 1.1%
6,861	Haynes International, Inc.	250,427
10,998	Materion Corp.	291,227
		541,654

	Multi-Utilities — 0.6%
7,225	Unitil Corp.	306,990

	Personal Products — 0.7%
5,107	Medifast, Inc.	154,180
3,902	Natural Health Trends Corp.	129,351
9,373	Synutra International, Inc. (a)	46,584
		330,115

	Pharmaceuticals — 0.6%
27,143	SciClone Pharmaceuticals, Inc. (a)	298,573

	Professional Services — 3.3%
27,019	CBIZ, Inc. (a)	272,622
4,930	CRA International, Inc. (a)	96,825
7,128	Franklin Covey Co. (a)	125,382
9,360	GP Strategies Corp. (a)	256,464
9,500	Heidrick & Struggles International, Inc.	225,150
16,335	Kelly Services, Inc., Class A	312,325
20,413	Resources Connection, Inc.	317,626
		1,606,394

	Real Estate Investment Trusts — 7.0%
15,619	AG Mortgage Investment Trust, Inc.	204,140
17,449	Apollo Residential Mortgage, Inc.	234,166
22,692	Arbor Realty Trust, Inc.	153,625
15,727	Ares Commercial Real Estate Corp.	172,211
16,284	Armada Hoffler Properties, Inc.	183,195

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
103,903	Chimera Investment Corp.	$1,412,042
3,616	Ellington Residential Mortgage REIT	43,283
25,309	Hersha Hospitality Trust	540,094
17,284	Resource Capital Corp.	194,445
23,044	Western Asset Mortgage Capital Corp.	231,592
		3,368,793

	Real Estate Management & Development — 0.7%
9,666	RE/MAX Holdings, Inc., Class A	331,544

	Road & Rail — 1.4%
15,323	Celadon Group, Inc.	160,585
6,648	Covenant Transportation Group, Inc., Class A (a)	160,815
13,123	Marten Transport Ltd.	245,663
1,604	P.A.M. Transportation Services, Inc. (a)	49,403
4,368	Universal Truckload Services, Inc.	71,941
		688,407

	Semiconductors & Semiconductor Equipment — 2.7%
6,973	Cascade Microtech, Inc. (a)	143,783
13,708	Cohu, Inc.	162,851
13,698	IXYS Corp.	153,692
41,347	Mattson Technology, Inc. (a)	150,916
36,821	Photronics, Inc. (a)	383,307
17,730	Ultra Clean Holdings, Inc. (a)	95,033
29,863	Xcerra Corp. (a)	194,707
		1,284,289

	Software — 0.5%
14,355	American Software, Inc., Class A	129,195
4,963	QAD, Inc., Class A	105,464
		234,659

	Specialty Retail — 2.9%
10,119	Big 5 Sporting Goods Corp.	112,422
8,286	Build-A-Bear Workshop, Inc. (a)	107,635
8,392	Citi Trends, Inc.	149,629
11,063	Haverty Furniture Cos., Inc.	234,093
8,517	Kirkland’s, Inc.	149,133
7,897	Shoe Carnival, Inc.	212,903
12,700	Sportsman’s Warehouse Holdings, Inc. (a)	160,020
16,799	Stage Stores, Inc.	135,400
16,071	Stein Mart, Inc.	117,801
		1,379,036

	Textiles, Apparel & Luxury Goods — 1.7%
5,155	Culp, Inc.	135,164
9,007	Movado Group, Inc.	247,963
6,503	Perry Ellis International, Inc. (a)	119,720

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
3,827	Rocky Brands, Inc.	$48,756
4,535	Superior Uniform Group, Inc.	80,814
8,238	Unifi, Inc. (a)	188,732
		821,149

	Thrifts & Mortgage Finance — 4.7%
23,300	Bank Mutual Corp.	176,381
16,846	Dime Community Bancshares, Inc.	296,826
5,138	Federal Agricultural Mortgage Corp., Class C	193,857
5,043	First Defiance Financial Corp.	193,702
11,465	HomeStreet, Inc. (a)	238,587
4,485	Impac Mortgage Holdings, Inc. (a)	62,207
3,783	Meta Financial Group, Inc.	172,505
7,507	OceanFirst Financial Corp.	132,724
4,407	Territorial Bancorp, Inc.	114,846
52,425	TrustCo Bank Corp. NY	317,695
26,179	United Community Financial Corp.	153,671
13,916	Waterstone Financial, Inc.	190,371
		2,243,372

	Trading Companies & Distributors — 1.4%
9,345	BMC Stock Holdings, Inc. (a)	155,314
6,974	DXP Enterprises, Inc. (a)	122,463
17,352	H&E Equipment Services, Inc.	304,181
9,215	Houston Wire & Cable Co.	64,413
		646,371

	Water Utilities — 1.3%
8,911	Middlesex Water Co.	274,904
9,187	SJW Corp.	333,948
		608,852

	Wireless Telecommunication Services — 0.6%
9,145	NTELOS Holdings Corp. (a)	84,134
11,355	Spok Holdings, Inc.	198,826
		282,960

	Total Investments — 99.8%	47,981,776
	(Cost $47,228,237) (b)
	Net Other Assets and Liabilities — 0.2%	103,298
	Net Assets — 100.0%	$48,085,074

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,237,912 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,484,373.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$47,981,776	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Aerospace & Defense — 1.5%
90,502	Lockheed Martin Corp.	$20,046,193

	Banks — 2.8%
66,806	Community Bank System, Inc.	2,552,657
231,747	F.N.B. Corp.	3,015,028
151,155	FirstMerit Corp.	3,181,813
112,801	Hancock Holding Co.	2,589,911
228,355	National Penn Bancshares, Inc.	2,429,697
220,384	Old National Bancorp	2,686,481
123,259	PacWest Bancorp	4,579,072
28,345	Park National Corp.	2,551,050
266,545	People’s United Financial, Inc.	4,246,062
115,387	Trustmark Corp.	2,657,363
216,124	Umpqua Holdings Corp.	3,427,727
79,175	United Bankshares, Inc.	2,905,722
		36,822,583

	Beverages — 4.2%
1,208,909	Coca-Cola (The) Co.	56,081,289

	Capital Markets — 0.3%
140,212	Waddell & Reed Financial, Inc., Class A	3,300,591

	Chemicals — 1.8%
465,711	Dow Chemical (The) Co.	23,686,061

	Commercial Services & Supplies — 0.3%
265,652	R.R. Donnelley & Sons Co.	4,356,693

	Containers & Packaging — 0.3%
74,551	Packaging Corp. of America	4,502,880

	Diversified Telecommunication Services — 17.0%
3,206,887	AT&T, Inc.	125,613,764
1,822,488	Verizon Communications, Inc.	98,560,151
		224,173,915

	Electric Utilities — 10.3%
52,904	ALLETE, Inc.	2,966,327
204,588	American Electric Power Co., Inc.	13,584,643
323,056	Duke Energy Corp.	26,064,158
108,347	Entergy Corp.	8,589,750
135,832	Eversource Energy	7,924,439
119,090	Great Plains Energy, Inc.	3,840,652
107,488	Hawaiian Electric Industries, Inc.	3,482,611
193,718	PG&E Corp.	11,568,839
68,037	Pinnacle West Capital Corp.	5,107,538
79,188	Portland General Electric Co.	3,127,134
337,881	PPL Corp.	12,863,130
445,745	Southern (The) Co.	23,058,389
92,248	Westar Energy, Inc.	4,576,423
210,891	Xcel Energy, Inc.	8,819,462
		135,573,495

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services — 1.4%
80,535	Helmerich & Payne, Inc.	$4,729,015
287,181	National Oilwell Varco, Inc.	8,931,329
306,688	Noble Corp. PLC	3,174,221
286,347	Tidewater, Inc.	1,955,750
		18,790,315

	Food & Staples Retailing — 0.7%
190,988	Sysco Corp.	8,924,869

	Food Products — 0.2%
82,958	B&G Foods, Inc.	2,887,768

	Gas Utilities — 1.7%
70,830	AGL Resources, Inc.	4,613,866
43,099	Laclede Group (The), Inc.	2,919,957
48,930	Northwest Natural Gas Co.	2,634,880
51,660	Piedmont Natural Gas Co., Inc.	3,090,818
142,683	Questar Corp.	3,538,538
101,848	South Jersey Industries, Inc.	2,897,576
41,861	WGL Holdings, Inc.	3,029,481
		22,725,116

	Hotels, Restaurants & Leisure — 3.1%
64,836	Darden Restaurants, Inc.	4,298,627
288,827	McDonald’s Corp.	36,299,777
		40,598,404

	Household Durables — 0.8%
112,854	Garmin Ltd.	4,509,646
100,853	M.D.C. Holdings, Inc.	2,527,376
63,241	Tupperware Brands Corp.	3,666,713
		10,703,735

	Household Products — 6.7%
112,785	Kimberly-Clark Corp.	15,170,710
884,079	Procter & Gamble (The) Co.	72,768,543
		87,939,253

	Industrial Conglomerates — 7.1%
2,964,142	General Electric Co.	94,230,074

	Insurance — 1.0%
74,362	Cincinnati Financial Corp.	4,860,300
29,841	Erie Indemnity Co., Class A	2,774,915
212,261	Old Republic International Corp.	3,880,131
170,379	OneBeacon Insurance Group Ltd., Class A	2,168,925
		13,684,271

	Machinery — 1.6%
280,937	Caterpillar, Inc.	21,502,918

	Media — 0.4%
61,268	Meredith Corp.	2,910,230

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
125,042	Regal Entertainment Group, Class A	$2,643,388
		5,553,618

	Multi-Utilities — 7.9%
66,389	Alliant Energy Corp.	4,931,375
128,059	Ameren Corp.	6,415,756
72,632	Avista Corp.	2,961,933
49,024	Black Hills Corp.	2,947,813
325,470	CenterPoint Energy, Inc.	6,808,832
134,077	CMS Energy Corp.	5,690,228
137,201	Consolidated Edison, Inc.	10,512,341
245,028	Dominion Resources, Inc.	18,406,503
83,173	DTE Energy Co.	7,540,464
187,272	MDU Resources Group, Inc.	3,644,313
47,738	NorthWestern Corp.	2,947,821
222,729	Public Service Enterprise Group, Inc.	10,499,445
77,440	SCANA Corp.	5,432,416
152,775	TECO Energy, Inc.	4,205,896
69,360	Vectren Corp.	3,506,842
143,544	WEC Energy Group, Inc.	8,622,688
		105,074,666

	Oil, Gas & Consumable Fuels — 9.6%
1,516,997	Exxon Mobil Corp.	126,805,779

	Paper & Forest Products — 0.2%
83,412	Schweitzer-Mauduit International, Inc.	2,625,810

	Pharmaceuticals — 5.7%
2,542,642	Pfizer, Inc.	75,363,909

	Semiconductors & Semiconductor Equipment — 1.1%
200,770	Intersil Corp., Class A	2,684,295
77,609	KLA-Tencor Corp.	5,650,711
162,533	Maxim Integrated Products, Inc.	5,977,964
		14,312,970

	Software — 0.4%
166,247	CA, Inc.	5,118,745

	Specialty Retail — 0.4%
79,843	Abercrombie & Fitch Co., Class A	2,518,248
116,476	Guess?, Inc.	2,186,255
		4,704,503

	Technology Hardware, Storage & Peripherals — 0.2%
108,523	Diebold, Inc.	3,137,400

	Textiles, Apparel & Luxury Goods — 0.5%
149,455	Coach, Inc.	5,991,651

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance — 0.6%
344,644	New York Community Bancorp, Inc.	$5,479,839
199,780	Northwest Bancshares, Inc.	2,699,028
		8,178,867

	Tobacco — 9.5%
746,423	Altria Group, Inc.	46,770,865
660,234	Philip Morris International, Inc.	64,775,558
273,112	Reynolds American, Inc.	13,740,265
		125,286,688

	Trading Companies & Distributors — 0.4%
121,340	Aircastle Ltd.	2,698,602
199,912	TAL International Group, Inc.	3,086,641
		5,785,243

	Total Investments — 99.7%	1,318,470,272
	(Cost $1,200,158,413) (a)
	Net Other Assets and Liabilities — 0.3%	4,412,391
	Net Assets — 100.0%	$1,322,882,663

(a)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $129,030,038 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,718,179.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$1,318,470,272	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust US IPO Index Fund (FPX)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Auto Components — 1.9%
147,518	Delphi Automotive PLC	$11,066,800

	Automobiles — 4.8%
688,948	Fiat Chrysler Automobiles N.V. (a)	5,552,921
718,610	General Motors Co.	22,585,912
		28,138,833

	Banks — 1.9%
282,132	Citizens Financial Group, Inc.	5,910,665
78,093	First Republic Bank	5,204,118
		11,114,783

	Biotechnology — 11.2%
861,182	AbbVie, Inc.	49,190,716
364,112	Baxalta, Inc.	14,710,125
62,418	Intrexon Corp. (a) (b)	2,115,346
		66,016,187

	Building Products — 1.3%
51,361	Allegion PLC	3,272,209
81,550	Fortune Brands Home & Security, Inc.	4,570,062
		7,842,271

	Capital Markets — 0.3%
73,997	Virtu Financial, Inc., Class A	1,636,074

	Chemicals — 0.6%
127,364	Axalta Coating Systems Ltd. (b)	3,719,029

	Commercial Services & Supplies — 0.6%
88,358	ADT (The) Corp.	3,645,651

	Communications Equipment — 1.9%
102,348	CommScope Holding Co., Inc. (b)	2,857,556
31,582	Lumentum Holdings, Inc. (b)	851,766
47,233	Palo Alto Networks, Inc. (b)	7,705,592
		11,414,914

	Construction Materials — 0.2%
53,490	Summit Materials, Inc., Class A (b)	1,040,381

	Consumer Finance — 3.3%
258,192	Ally Financial, Inc. (b)	4,833,355
72,019	OneMain Holdings, Inc. (b)	1,975,481
445,670	Synchrony Financial (b)	12,772,902
		19,581,738

	Containers & Packaging — 0.4%
64,405	Berry Plastics Group, Inc. (b)	2,328,241

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services — 1.0%
31,942	Bright Horizons Family Solutions, Inc. (b)	$2,069,203
66,019	Houghton Mifflin Harcourt Co. (b)	1,316,419
72,463	ServiceMaster Global Holdings, Inc. (b)	2,730,406
		6,116,028

	Diversified Financial Services — 0.6%
111,320	Voya Financial, Inc.	3,313,996

	Diversified Telecommunication Services — 0.5%
130,338	Zayo Group Holdings, Inc. (b)	3,159,393

	Electrical Equipment — 0.2%
52,332	SolarCity Corp. (a) (b)	1,286,321

	Electronic Equipment, Instruments & Components — 1.1%
89,654	CDW Corp.	3,720,641
91,563	Keysight Technologies, Inc. (b)	2,539,958
		6,260,599

	Food & Staples Retailing — 0.6%
54,836	Performance Food Group Co. (b)	1,280,421
80,364	Sprouts Farmers Market, Inc. (b)	2,333,770
		3,614,191

	Food Products — 10.6%
104,876	Blue Buffalo Pet Products, Inc. (a) (b)	2,691,118
649,500	Kraft Heinz (The) Co.	51,024,720
62,336	Pinnacle Foods, Inc.	2,785,172
34,258	Post Holdings, Inc. (b)	2,355,923
94,254	WhiteWave Foods (The) Co. (b)	3,830,483
		62,687,416

	Gas Utilities — 0.3%
27,951	ONE Gas, Inc.	1,707,806

	Health Care Providers & Services — 0.4%
75,926	Premier, Inc., Class A (b)	2,532,891

	Health Care Technology — 1.1%
176,236	IMS Health Holdings, Inc. (b)	4,679,066
71,085	Veeva Systems, Inc., Class A (b)	1,779,968
		6,459,034

	Hotels, Restaurants & Leisure — 5.2%
129,296	Aramark	4,282,284
22,187	Dave & Buster’s Entertainment, Inc. (b)	860,412

See Notes to Portfolio of Investments

First Trust US IPO Index Fund (FPX)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
420,882	Hilton Worldwide Holdings, Inc.	$9,478,263
121,493	Norwegian Cruise Line Holdings Ltd. (b)	6,717,348
246,397	Restaurant Brands International, Inc. (a)	9,567,595
		30,905,902

	Household Products — 0.2%
33,047	Energizer Holdings, Inc.	1,338,734

	Internet & Catalog Retail — 1.1%
70,801	TripAdvisor, Inc. (b)	4,708,267
45,100	Wayfair, Inc., Class A (a) (b)	1,949,222
		6,657,489

	Internet Software & Services — 11.1%
525,020	Facebook, Inc., Class A (b)	59,904,782
84,310	GoDaddy, Inc., Class A (b)	2,725,742
187,069	Twitter, Inc. (b)	3,095,992
		65,726,516

	IT Services — 8.4%
82,272	Black Knight Financial Services, Inc., Class A (b)	2,552,900
86,711	CSRA, Inc.	2,332,526
26,922	EPAM Systems, Inc. (b)	2,010,266
480,612	First Data Corp., Class A (b)	6,219,119
653,501	PayPal Holdings, Inc. (b)	25,225,139
147,271	Sabre Corp.	4,259,077
179,193	Square, Inc., Class A (a) (b)	2,738,069
83,107	Vantiv, Inc., Class A (b)	4,477,805
		49,814,901

	Leisure Products — 0.3%
32,666	Vista Outdoor, Inc. (b)	1,695,692

	Life Sciences Tools & Services — 1.5%
28,850	INC Research Holdings, Inc., Class A (b)	1,188,909
32,216	PRA Health Sciences, Inc. (b)	1,377,556
63,811	Quintiles Transnational Holdings, Inc. (b)	4,154,096
70,240	VWR Corp. (b)	1,900,694
		8,621,255

	Machinery — 1.3%
91,470	Allison Transmission Holdings, Inc.	2,467,860
73,182	Manitowoc Foodservice, Inc. (b)	1,078,703
95,399	Xylem, Inc.	3,901,819
		7,448,382

Shares	Description	Value

	Common Stocks (Continued)
	Media — 2.1%
52,077	AMC Entertainment Holdings, Inc., Class A	$1,457,635
62,044	Gannett Co., Inc.	939,346
55,221	Liberty Broadband Corp., Class A (b)	3,211,654
178,632	Liberty Media Corp., Class A (b)	6,900,554
		12,509,189

	Oil, Gas & Consumable Fuels — 7.1%
148,086	Antero Resources Corp. (a) (b)	3,682,899
213,709	Columbia Pipeline Group, Inc.	5,364,096
38,160	Diamondback Energy, Inc. (b)	2,945,189
90,205	Parsley Energy, Inc., Class A (b)	2,038,633
55,041	PBF Energy, Inc., Class A	1,827,361
281,919	Phillips 66	24,411,366
54,337	RSP Permian, Inc. (b)	1,577,946
		41,847,490

	Personal Products — 0.9%
192,948	Coty, Inc., Class A (a)	5,369,743

	Pharmaceuticals — 2.3%
66,556	Catalent, Inc. (b)	1,775,049
265,722	Zoetis, Inc.	11,779,456
		13,554,505

	Professional Services — 2.2%
193,417	Nielsen Holdings PLC	10,185,339
97,482	TransUnion (b)	2,691,478
		12,876,817

	Real Estate Investment Trusts — 1.3%
80,446	Communications Sales & Leasing, Inc.	1,789,924
236,144	Spirit Realty Capital, Inc.	2,656,620
75,298	STORE Capital Corp.	1,948,712
53,069	Urban Edge Properties	1,371,303
		7,766,559

	Semiconductors & Semiconductor Equipment — 2.7%
28,380	M/A-COM Technology Solutions Holdings, Inc. (b)	1,242,760
184,932	NXP Semiconductors N.V. (b)	14,992,437
		16,235,197

	Software — 2.5%
82,992	CDK Global, Inc.	3,863,278
38,512	Guidewire Software, Inc. (b)	2,098,134
86,264	ServiceNow, Inc. (b)	5,277,631
69,324	Splunk, Inc. (b)	3,392,023
		14,631,066

See Notes to Portfolio of Investments

First Trust US IPO Index Fund (FPX)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 1.3%
38,522	Burlington Stores, Inc. (b)	$2,166,477
111,688	Michaels Cos., (The), Inc. (b)	3,123,913
22,278	Murphy USA, Inc. (b)	1,368,983
63,765	Party City Holdco, Inc. (b)	959,026
		7,618,399

	Technology Hardware, Storage & Peripherals — 2.9%
964,744	Hewlett Packard Enterprise Co.	17,104,911

	Trading Companies & Distributors — 0.8%
106,971	HD Supply Holdings, Inc. (b)	3,537,531
57,348	NOW, Inc. (a) (b)	1,016,207
		4,553,738

	Total Common Stocks — 100.0%	590,959,062
	(Cost $558,104,519)

	Money Market Funds — 1.5%
8,493,303	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.19% (c) (d)	8,493,303
	(Cost $8,493,303)

Principal Value	Description	Value

	Repurchase Agreements — 2.9%
$17,322,773	RBC Capital Markets LLC, 0.25% (c), dated 03/31/16, due 04/01/16, with a maturity value of $17,322,894. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.125%, due 05/31/20 to 01/31/23. The value of the collateral including accrued interest is $17,734,515. (d)	17,322,773
	(Cost $17,322,773)

	Total Investments — 104.4%	616,775,138
	(Cost $583,920,595) (e)
	Net Other Assets and Liabilities — (4.4)%	(25,955,390)
	Net Assets — 100.0%	$590,819,748

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $25,243,758 and the total value of the collateral held by the Fund is $25,816,076.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of March 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $59,717,122 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26,862,579.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$590,959,062	$—	$—
Money Market Funds	8,493,303	—	—
Repurchase Agreements	—	17,322,773	—
Total Investments	$599,452,365	$17,322,773	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.1%
	Biotechnology — 77.9%
602,817	Agios Pharmaceuticals, Inc. (a) (b)	$24,474,370
191,503	Alexion Pharmaceuticals, Inc. (b)	26,661,048
486,985	Alkermes PLC (b)	16,650,017
399,453	Alnylam Pharmaceuticals, Inc. (b)	25,073,665
200,541	Amgen, Inc.	30,067,112
111,244	Biogen, Inc. (b)	28,959,038
365,553	BioMarin Pharmaceutical, Inc. (b)	30,150,811
294,834	Celgene Corp. (b)	29,509,935
2,735,140	Celldex Therapeutics, Inc. (a) (b)	10,338,829
932,253	Cepheid (b)	31,099,960
330,909	Gilead Sciences, Inc.	30,397,301
2,036,612	Grifols S.A., ADR	31,506,388
394,831	Incyte Corp. (b)	28,613,403
249,377	Intercept Pharmaceuticals, Inc. (a) (b)	32,037,463
692,600	Ionis Pharmaceuticals, Inc. (b)	28,050,300
897,281	Juno Therapeutics, Inc. (a) (b)	34,177,433
795,933	Medivation, Inc. (b)	36,596,999
756,447	Myriad Genetics, Inc. (a) (b)	28,313,811
638,099	Neurocrine Biosciences, Inc. (b)	25,236,815
4,664,636	Novavax, Inc. (a) (b)	24,069,522
65,588	Regeneron Pharmaceuticals, Inc. (b)	23,640,539
843,165	Seattle Genetics, Inc. (a) (b)	29,586,660
228,383	United Therapeutics Corp. (b)	25,448,718
310,279	Vertex Pharmaceuticals, Inc. (b)	24,664,078
		655,324,215

	Life Sciences Tools & Services — 18.6%
364,732	Bio-Techne Corp.	34,474,468
407,501	Charles River Laboratories International, Inc. (b)	30,945,626
177,582	Illumina, Inc. (b)	28,787,818
1,386,141	QIAGEN N.V. (b)	30,966,390
479,517	Quintiles Transnational Holdings, Inc. (b)	31,216,557
		156,390,859

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals — 3.6%
2,167,130	Nektar Therapeutics (b)	$29,798,038

	Total Common Stocks — 100.1%	841,513,112
	(Cost $1,165,047,005)

	Money Market Funds — 4.9%
41,341,644	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.19% (c) (d)	41,341,644
	(Cost $41,341,644)

Principal Value	Description	Value

	Repurchase Agreements — 10.0%
$84,319,606	RBC Capital Markets LLC, 0.25% (c), dated 03/31/16, due 04/01/16, with a maturity value of $84,320,192. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.125%, due 05/31/20 to 01/31/23. The value of the collateral including accrued interest is $86,323,781. (d)	84,319,606
	(Cost $84,319,606)

	Total Investments — 115.0%	967,174,362
	(Cost $1,290,708,255) (e)
	Net Other Assets and Liabilities — (15.0)%	(126,088,021)
	Net Assets — 100.0%	$841,086,341

(a)

All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $126,365,842 and the total value of the collateral held by the Fund is $125,661,250. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 30 to March 31, the value of the related securities loaned was above the collateral value received.

(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of March 31, 2016.
(d)	This security serves as collateral for securities on loan.

See Notes to Portfolio of Investments

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,091,855 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $328,625,748.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$841,513,112	$—	$—
Money Market Funds	41,341,644	—	—
Repurchase Agreements	—	84,319,606	—
Total Investments	$882,854,756	$84,319,606	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.1%
	Capital Markets — 4.4%
2,547,990	E*TRADE Financial Corp. (a)	$62,400,275
2,216,322	TD Ameritrade Holding Corp.	69,880,633
		132,280,908

	Communications Equipment — 5.1%
582,729	Arista Networks, Inc. (a) (b)	36,770,200
2,770,922	Juniper Networks, Inc.	70,686,220
718,758	NETGEAR, Inc. (a)	29,016,260
2,166,613	Sonus Networks, Inc. (a)	16,314,596
		152,787,276

	Diversified Consumer Services — 0.8%
989,132	2U, Inc. (a) (b)	22,354,383

	Diversified Telecommunication Services — 0.8%
4,971,110	Vonage Holdings Corp. (a)	22,717,973

	Health Care Technology — 2.5%
2,995,245	Allscripts Healthcare Solutions, Inc. (a)	39,567,186
1,365,814	Veeva Systems, Inc., Class A (a)	34,199,983
		73,767,169

	Internet & Catalog Retail — 21.6%
517,776	Amazon.com, Inc. (a)	307,372,545
774,756	Expedia, Inc.	83,534,192
8,185,026	Groupon, Inc. (a) (b)	32,658,254
1,457,104	Netflix, Inc. (a)	148,959,742
1,023,963	TripAdvisor, Inc. (a)	68,093,539
		640,618,272

	Internet Software & Services — 49.8%
1,322,609	Akamai Technologies, Inc. (a)	73,497,382
200,925	Alphabet, Inc., Class A (a)	153,285,683
204,079	Alphabet, Inc., Class C (a)	152,028,651
3,761,595	Bazaarvoice, Inc. (a)	11,849,024
2,289,273	Blucora, Inc. (a)	11,812,649
1,008,990	Cornerstone OnDemand, Inc. (a)	33,064,602
762,824	Demandware, Inc. (a) (b)	29,826,418
3,445,697	EarthLink Holdings Corp.	19,537,102
4,782,066	eBay, Inc. (a)	114,100,095
2,025,759	Endurance International Group Holdings, Inc. (a) (b)	21,331,242
2,694,429	Facebook, Inc., Class A (a)	307,434,349
996,680	IAC/InterActiveCorp	46,923,694
623,006	j2 Global, Inc.	38,364,710
721,582	LinkedIn Corp., Class A (a)	82,512,902

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
3,596,331	Pandora Media, Inc. (a) (b)	$32,187,162
1,799,544	Rackspace Hosting, Inc. (a)	38,852,155
2,734,524	TrueCar, Inc. (a) (b)	15,285,989
4,274,387	Twitter, Inc. (a)	70,741,105
782,622	VeriSign, Inc. (a) (b)	69,293,352
1,355,244	Web.com Group, Inc. (a)	26,860,936
3,606,455	Yahoo!, Inc. (a)	132,753,609
		1,481,542,811

	IT Services — 4.9%
3,741,099	PayPal Holdings, Inc. (a)	144,406,421

	Software — 10.2%
1,051,393	Citrix Systems, Inc. (a)	82,618,462
651,570	Ebix, Inc. (b)	26,577,540
598,954	NetSuite, Inc. (a) (b)	41,022,360
2,071,765	salesforce.com, Inc. (a)	152,958,410
		303,176,772

	Total Common Stocks — 100.1%	2,973,651,985
	(Cost $3,192,670,461)

	Money Market Funds — 2.5%
73,169,420	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.19% (c) (d)	73,169,420
1,504,414	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	1,504,414
	Total Money Market Funds — 2.5%	74,673,834
	(Cost $74,673,834)

Principal Value	Description	Value

	Repurchase Agreements — 5.0%
$149,234,914	RBC Capital Markets LLC, 0.25% (c), dated 03/31/16, due 04/01/16, with a maturity value of $149,235,950. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.125%, due 05/31/20 to 01/31/23. The value of the collateral including accrued interest is $152,782,047. (d)	149,234,914
	(Cost $149,234,914)

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Description	Value

Total Investments — 107.6%	$3,197,560,733
(Cost $3,416,579,209) (e)
Net Other Assets and Liabilities — (7.6)%	(225,560,615)
Net Assets — 100.0%	$2,972,000,118

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $217,875,848 and the total value of the collateral held by the Fund is $222,404,334.
(c)	Interest rate shown reflects yield as of March 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $242,071,470 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $461,089,946.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$2,973,651,985	$—	$—
Money Market Funds	74,673,834	—	—
Repurchase Agreements	—	149,234,914	—
Total Investments	$3,048,325,819	$149,234,914	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 13.5%
26,785	Boeing (The) Co.	$3,400,088
26,708	General Dynamics Corp.	3,508,630
34,597	Honeywell International, Inc.	3,876,594
15,579	Lockheed Martin Corp.	3,450,749
18,266	Northrop Grumman Corp.	3,614,841
27,972	Raytheon Co.	3,430,206
39,298	United Technologies Corp.	3,933,730
		25,214,838

	Air Freight & Logistics — 2.1%
37,371	United Parcel Service, Inc., Class B	3,941,519

	Beverages — 4.0%
81,086	Coca-Cola (The) Co.	3,761,580
35,824	PepsiCo, Inc.	3,671,243
		7,432,823

	Capital Markets — 2.0%
51,808	T. Rowe Price Group, Inc.	3,805,816

	Chemicals — 3.9%
37,032	Monsanto Co.	3,249,188
36,614	PPG Industries, Inc.	4,082,095
		7,331,283

	Communications Equipment — 2.2%
142,466	Cisco Systems, Inc.	4,056,007

	Electrical Equipment — 2.2%
36,702	Rockwell Automation, Inc.	4,174,853

	Electronic Equipment, Instruments & Components — 2.3%
73,974	Amphenol Corp., Class A	4,277,177

	Food & Staples Retailing — 5.7%
22,377	Costco Wholesale Corp.	3,526,168
87,424	Kroger (The) Co.	3,343,968
54,336	Wal-Mart Stores, Inc.	3,721,472
		10,591,608

	Food Products — 4.0%
48,251	Mead Johnson Nutrition Co.	4,099,887
83,479	Mondelez International, Inc., Class A	3,349,178
		7,449,065

	Health Care Providers & Services — 3.5%
41,420	Cardinal Health, Inc.	3,394,369
20,395	McKesson Corp.	3,207,114
		6,601,483

	Hotels, Restaurants & Leisure — 3.8%
29,217	McDonald’s Corp.	3,671,992

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
58,018	Starbucks Corp.	$3,463,675

		7,135,667

	Household Products — 2.0%
53,117	Colgate-Palmolive Co.	3,752,716

	Industrial Conglomerates — 2.2%
24,261	3M Co.	4,042,610

	Insurance — 4.2%
64,450	Marsh & McLennan Cos., Inc.	3,917,916
112,503	Progressive (The) Corp.	3,953,355
		7,871,271

	IT Services — 10.1%
33,898	Accenture PLC, Class A	3,911,829
43,187	Automatic Data Processing, Inc.	3,874,306
25,877	International Business Machines Corp.	3,919,072
37,931	MasterCard, Inc., Class A	3,584,479
46,846	Visa, Inc., Class A	3,582,782
		18,872,468

	Life Sciences Tools & Services — 1.9%
26,657	Waters Corp. (a)	3,516,591

	Machinery — 2.3%
41,416	Illinois Tool Works, Inc.	4,242,655

	Media — 4.0%
48,297	Omnicom Group, Inc.	4,019,759
35,835	Walt Disney (The) Co.	3,558,774
		7,578,533

	Multiline Retail — 2.1%
48,015	Target Corp.	3,950,674

	Pharmaceuticals — 3.9%
34,690	Johnson & Johnson	3,753,458
65,801	Merck & Co., Inc.	3,481,531
		7,234,989

	Semiconductors & Semiconductor Equipment — 3.9%
113,070	Intel Corp.	3,657,814
78,602	Xilinx, Inc.	3,728,093
		7,385,907

	Software — 2.2%
98,622	Oracle Corp.	4,034,626

	Specialty Retail — 6.1%
28,222	Home Depot (The), Inc.	3,765,661
48,773	Lowe’s Cos., Inc.	3,694,555

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
49,846	TJX (The) Cos., Inc.	$3,905,434

		11,365,650

	Textiles, Apparel & Luxury Goods — 1.9%
58,459	NIKE, Inc., Class B	3,593,475

	Tobacco — 3.9%
58,828	Altria Group, Inc.	3,686,163
72,117	Reynolds American, Inc.	3,628,206
		7,314,369

	Total Investments — 99.9%	186,768,673
	(Cost $173,331,424) (b)
	Net Other Assets and Liabilities — 0.1%	180,177
	Net Assets — 100.0%	$186,948,850

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,601,480 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,164,231.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$186,768,673	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.2%
36	AAR Corp.	$838
245	Boeing (The) Co.	31,100
62	Curtiss-Wright Corp.	4,691
39	HEICO Corp.	2,345
91	Hexcel Corp.	3,978
50	Huntington Ingalls Industries, Inc.	6,847
31	Moog, Inc., Class A (a)	1,416
46	National Presto Industries, Inc.	3,852
153	Rockwell Collins, Inc.	14,108
127	Spirit AeroSystems Holdings, Inc., Class A (a)	5,761
96	Teledyne Technologies, Inc. (a)	8,461
169	Textron, Inc.	6,162
31	TransDigm Group, Inc. (a)	6,831
119	Triumph Group, Inc.	3,746
74	United Technologies Corp.	7,407
		107,543

	Air Freight & Logistics — 0.3%
375	Air Transport Services Group, Inc. (a)	5,767
114	Atlas Air Worldwide Holdings, Inc. (a)	4,819
94	Expeditors International of Washington, Inc.	4,588
22	Forward Air Corp.	997
57	Hub Group, Inc., Class A (a)	2,325
234	XPO Logistics, Inc. (a)	7,184
		25,680

	Airlines — 1.9%
352	Alaska Air Group, Inc.	28,871
13	Allegiant Travel Co.	2,315
502	American Airlines Group, Inc.	20,587
134	Hawaiian Holdings, Inc. (a)	6,323
281	JetBlue Airways Corp. (a)	5,935
248	SkyWest, Inc.	4,957
822	Southwest Airlines Co.	36,826
267	Spirit Airlines, Inc. (a)	12,811
618	United Continental Holdings, Inc. (a)	36,993
105	Virgin America, Inc. (a)	4,049
		159,667

	Auto Components — 1.1%
100	American Axle & Manufacturing Holdings, Inc. (a)	1,539
491	BorgWarner, Inc.	18,854
100	Cooper Tire & Rubber Co.	3,702
37	Cooper-Standard Holding, Inc. (a)	2,658
770	Dana Holding Corp.	10,849
78	Drew Industries, Inc.	5,028
114	Fox Factory Holding Corp. (a)	1,802
531	Gentex Corp.	8,331
40	Gentherm, Inc. (a)	1,664
325	Goodyear Tire & Rubber (The) Co.	10,719

Shares	Description	Value

	Common Stocks (Continued)
	Auto Components (Continued)
69	Lear Corp.	$7,671
74	Standard Motor Products, Inc.	2,564
93	Tenneco, Inc. (a)	4,791
160	Visteon Corp.	12,734
		92,906

	Automobiles — 0.9%
1,508	Ford Motor Co.	20,358
833	General Motors Co.	26,181
468	Harley-Davidson, Inc.	24,022
50	Thor Industries, Inc.	3,189
142	Winnebago Industries, Inc.	3,188
		76,938

	Banks — 3.4%
61	1st Source Corp.	1,942
139	Ameris Bancorp	4,112
340	Associated Banc-Corp.	6,100
323	Banc of California, Inc.	5,653
16	BancFirst Corp.	912
39	BancorpSouth, Inc.	831
421	Bank of America Corp.	5,692
215	Bank of the Ozarks, Inc.	9,024
118	BankUnited, Inc.	4,064
55	BBCN Bancorp, Inc.	835
32	Berkshire Hills Bancorp, Inc.	860
112	BNC Bancorp	2,365
107	BOK Financial Corp.	5,844
83	Boston Private Financial Holdings, Inc.	950
164	Brookline Bancorp, Inc.	1,806
59	Capital Bank Financial Corp., Class A	1,820
42	Cardinal Financial Corp.	855
241	CenterState Banks, Inc.	3,589
43	Central Pacific Financial Corp.	936
28	Chemical Financial Corp.	999
268	CIT Group, Inc.	8,316
274	Citigroup, Inc.	11,440
152	Comerica, Inc.	5,756
50	Commerce Bancshares, Inc.	2,248
54	Community Trust Bancorp, Inc.	1,907
106	Cullen/Frost Bankers, Inc.	5,842
139	Customers Bancorp, Inc. (a)	3,285
56	Eagle Bancorp, Inc. (a)	2,688
51	East West Bancorp, Inc.	1,656
100	Enterprise Financial Services Corp.	2,704
142	F.N.B. Corp.	1,847
106	FCB Financial Holdings, Inc., Class A (a)	3,526
705	Fifth Third Bancorp	11,766
1,453	First BanCorp (a)	4,243
11	First Citizens BancShares, Inc., Class A	2,762
104	First Commonwealth Financial Corp.	921
52	First Financial Bancorp	945

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
32	First Interstate BancSystem, Inc., Class A	$900
102	First Midwest Bancorp, Inc.	1,838
25	First NBC Bank Holding Co. (a)	515
96	First Republic Bank	6,397
342	FirstMerit Corp.	7,199
44	Flushing Financial Corp.	951
145	Fulton Financial Corp.	1,940
42	Great Southern Bancorp, Inc.	1,559
65	Great Western Bancorp, Inc.	1,773
113	Hancock Holding Co.	2,594
80	Hanmi Financial Corp.	1,762
150	Heritage Financial Corp.	2,636
49	Hilltop Holdings, Inc. (a)	925
47	Home BancShares, Inc.	1,925
576	Huntington Bancshares, Inc.	5,495
17	IBERIABANK Corp.	872
59	Independent Bank Group, Inc.	1,617
110	International Bancshares Corp.	2,713
342	Investors Bancorp, Inc.	3,981
107	JPMorgan Chase & Co.	6,337
537	KeyCorp	5,928
29	MB Financial, Inc.	941
34	NBT Bancorp, Inc.	916
139	Old National Bancorp	1,694
49	PacWest Bancorp	1,820
132	People’s United Financial, Inc.	2,103
74	PNC Financial Services Group (The), Inc.	6,258
375	Popular, Inc.	10,729
155	PrivateBancorp, Inc.	5,983
133	Prosperity Bancshares, Inc.	6,170
738	Regions Financial Corp.	5,793
31	S&T Bancorp, Inc.	799
35	Sandy Spring Bancorp, Inc.	974
55	Signature Bank (a)	7,487
18	Simmons First National Corp., Class A	811
58	Sterling Bancorp	924
331	SunTrust Banks, Inc.	11,942
66	Synovus Financial Corp.	1,908
156	Talmer Bancorp, Inc., Class A	2,822
201	TCF Financial Corp.	2,464
45	TowneBank	864
34	TriCo Bancshares	861
123	Trustmark Corp.	2,833
20	UMB Financial Corp.	1,033
401	Umpqua Holdings Corp.	6,360
37	Union Bankshares Corp.	911
57	Webster Financial Corp.	2,046
31	WesBanco, Inc.	921
178	Western Alliance Bancorp (a)	5,942
39	Wintrust Financial Corp.	1,729
38	Yadkin Financial Corp.	899

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
233	Zions Bancorporation	$5,641
		293,476

	Beverages — 0.8%
26	Coca-Cola Bottling Co. Consolidated	4,154
199	Constellation Brands, Inc., Class A	30,067
380	Dr Pepper Snapple Group, Inc.	33,980
104	National Beverage Corp. (a)	4,401
		72,602

	Biotechnology — 1.5%
39	Acceleron Pharma, Inc. (a)	1,029
88	Acorda Therapeutics, Inc. (a)	2,328
268	Alkermes PLC (a)	9,163
44	Amgen, Inc.	6,597
75	Anacor Pharmaceuticals, Inc. (a)	4,009
59	Celgene Corp. (a)	5,905
82	Coherus Biosciences, Inc. (a)	1,741
43	Eagle Pharmaceuticals, Inc. (a)	1,742
118	Emergent BioSolutions, Inc. (a)	4,289
670	Exelixis, Inc. (a)	2,680
68	Five Prime Therapeutics, Inc. (a)	2,763
80	Genomic Health, Inc. (a)	1,982
976	Geron Corp. (a)	2,850
490	Halozyme Therapeutics, Inc. (a)	4,640
278	ImmunoGen, Inc. (a)	2,369
148	Insys Therapeutics, Inc. (a)	2,367
137	Ionis Pharmaceuticals, Inc. (a)	5,549
81	Ironwood Pharmaceuticals, Inc. (a)	886
355	Lexicon Pharmaceuticals, Inc. (a)	4,242
35	Ligand Pharmaceuticals, Inc. (a)	3,748
30	MacroGenics, Inc. (a)	563
88	Medivation, Inc. (a)	4,046
66	Myriad Genetics, Inc. (a)	2,470
188	Neurocrine Biosciences, Inc. (a)	7,435
253	Novavax, Inc. (a)	1,305
60	Ophthotech Corp. (a)	2,536
423	OPKO Health, Inc. (a)	4,395
1,334	PDL BioPharma, Inc.	4,442
37	Portola Pharmaceuticals, Inc. (a)	755
28	Prothena Corp. PLC (a)	1,152
52	Regeneron Pharmaceuticals, Inc. (a)	18,743
49	Sarepta Therapeutics, Inc. (a)	956
95	Seattle Genetics, Inc. (a)	3,334
54	United Therapeutics Corp. (a)	6,017
		129,028

	Building Products — 0.9%
139	A.O. Smith Corp.	10,607
81	AAON, Inc.	2,268
129	Allegion PLC	8,218
59	American Woodmark Corp. (a)	4,401
22	Apogee Enterprises, Inc.	965
46	Armstrong World Industries, Inc. (a)	2,225
256	Builders FirstSource, Inc. (a)	2,885

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
106	Griffon Corp.	$1,638
85	Lennox International, Inc.	11,491
375	Masco Corp.	11,794
181	Owens Corning	8,558
109	Patrick Industries, Inc. (a)	4,947
83	PGT, Inc. (a)	817
301	Ply Gem Holdings, Inc. (a)	4,229
45	Quanex Building Products Corp.	781
28	Simpson Manufacturing Co., Inc.	1,069
41	Universal Forest Products, Inc.	3,519
		80,412

	Capital Markets — 1.3%
481	BGC Partners, Inc., Class A	4,353
10	Diamond Hill Investment Group, Inc.	1,774
143	E*TRADE Financial Corp. (a)	3,502
131	Eaton Vance Corp.	4,391
52	Evercore Partners, Inc., Class A	2,691
74	Federated Investors, Inc., Class B	2,135
962	Franklin Resources, Inc.	37,566
65	Interactive Brokers Group, Inc., Class A	2,556
56	INTL FCStone, Inc. (a)	1,497
212	Invesco Ltd.	6,523
111	Investment Technology Group, Inc.	2,453
151	Janus Capital Group, Inc.	2,209
384	KCG Holdings, Inc., Class A (a)	4,589
271	Legg Mason, Inc.	9,398
50	LPL Financial Holdings, Inc.	1,240
93	Piper Jaffray Cos. (a)	4,609
37	Raymond James Financial, Inc.	1,762
162	SEI Investments Co.	6,974
50	Stifel Financial Corp. (a)	1,480
8	Virtus Investment Partners, Inc.	625
371	Waddell & Reed Financial, Inc., Class A	8,733
		111,060

	Chemicals — 2.0%
31	A. Schulman, Inc.	844
38	Albemarle Corp.	2,429
62	Ashland, Inc.	6,818
31	Balchem Corp.	1,923
164	Calgon Carbon Corp.	2,299
352	Chemours (The) Co.	2,464
173	Chemtura Corp. (a)	4,567
210	Eastman Chemical Co.	15,168
271	FMC Corp.	10,940
280	FutureFuel Corp.	3,301
52	H.B. Fuller Co.	2,207
561	Huntsman Corp.	7,461
163	Innophos Holdings, Inc.	5,038
70	Innospec, Inc.	3,035
71	International Flavors & Fragrances, Inc.	8,078
326	LyondellBasell Industries N.V., Class A	27,899
1,283	Mosaic (The) Co.	34,641
6	NewMarket Corp.	2,378

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
67	PolyOne Corp.	$2,027
12	Quaker Chemical Corp.	1,018
34	Sensient Technologies Corp.	2,158
27	Sherwin-Williams (The) Co.	7,686
76	Stepan Co.	4,202
134	Trinseo S.A. (a)	4,933
26	Valspar (The) Corp.	2,783
196	Westlake Chemical Corp.	9,075
		175,372

	Commercial Services & Supplies — 1.1%
66	ABM Industries, Inc.	2,132
662	ACCO Brands Corp. (a)	5,945
258	ADT (The) Corp.	10,645
93	Cintas Corp.	8,352
45	Clean Harbors, Inc. (a)	2,220
168	Copart, Inc. (a)	6,849
156	Deluxe Corp.	9,748
116	Essendant, Inc.	3,704
81	Healthcare Services Group, Inc.	2,982
66	Herman Miller, Inc.	2,039
230	KAR Auction Services, Inc.	8,772
18	Matthews International Corp., Class A	926
150	McGrath RentCorp	3,762
22	MSA Safety, Inc.	1,064
206	Pitney Bowes, Inc.	4,437
144	R.R. Donnelley & Sons Co.	2,362
161	Republic Services, Inc.	7,672
82	Rollins, Inc.	2,224
127	Steelcase, Inc., Class A	1,895
89	Team, Inc. (a)	2,704
36	Tetra Tech, Inc.	1,074
36	UniFirst Corp.	3,928
67	Viad Corp.	1,954
		97,390

	Communications Equipment — 1.1%
209	ARRIS International PLC (a)	4,790
1,157	Brocade Communications Systems, Inc.	12,241
190	CalAmp Corp. (a)	3,407
103	Ciena Corp. (a)	1,959
782	Cisco Systems, Inc.	22,263
121	EchoStar Corp., Class A (a)	5,359
65	Finisar Corp. (a)	1,186
326	Harris Corp.	25,382
235	Infinera Corp. (a)	3,774
69	NetScout Systems, Inc. (a)	1,585
40	Palo Alto Networks, Inc. (a)	6,526
225	Polycom, Inc. (a)	2,509
427	ShoreTel, Inc. (a)	3,177
		94,158

	Construction & Engineering — 0.7%
142	AECOM (a)	4,372

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
166	Comfort Systems USA, Inc.	$5,274
67	Dycom Industries, Inc. (a)	4,333
133	EMCOR Group, Inc.	6,464
225	Fluor Corp.	12,082
22	Granite Construction, Inc.	1,052
203	Jacobs Engineering Group, Inc. (a)	8,841
163	MasTec, Inc. (a)	3,299
43	Primoris Services Corp.	1,045
525	Quanta Services, Inc. (a)	11,844
226	Tutor Perini Corp. (a)	3,512
18	Valmont Industries, Inc.	2,229
		64,347

	Construction Materials — 0.4%
56	Headwaters, Inc. (a)	1,111
90	US Concrete, Inc. (a)	5,362
298	Vulcan Materials Co.	31,460
		37,933

	Consumer Finance — 1.1%
1,520	Ally Financial, Inc. (a)	28,454
392	Capital One Financial Corp.	27,170
158	Cash America International, Inc.	6,105
30	Credit Acceptance Corp. (a)	5,446
76	First Cash Financial Services, Inc.	3,501
230	Green Dot Corp., Class A (a)	5,283
742	Navient Corp.	8,882
113	Nelnet, Inc., Class A	4,449
326	SLM Corp. (a)	2,073
		91,363

	Containers & Packaging — 0.9%
58	AptarGroup, Inc.	4,548
68	Avery Dennison Corp.	4,903
143	Bemis Co., Inc.	7,405
294	Berry Plastics Group, Inc. (a)	10,628
497	Graphic Packaging Holding Co.	6,386
92	Greif, Inc., Class A	3,013
122	Owens-Illinois, Inc. (a)	1,947
67	Packaging Corp. of America	4,047
79	Silgan Holdings, Inc.	4,200
208	Sonoco Products Co.	10,103
621	WestRock Co.	24,238
		81,418

	Distributors — 0.3%
478	LKQ Corp. (a)	15,262
132	Pool Corp.	11,582
		26,844

	Diversified Consumer Services — 0.5%
492	Apollo Education Group, Inc. (a)	4,042
159	Bright Horizons Family Solutions, Inc. (a)	10,300

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services (Continued)
82	Capella Education Co.	$4,316
187	DeVry Education Group, Inc.	3,230
24	Grand Canyon Education, Inc. (a)	1,026
64	H&R Block, Inc.	1,691
195	Houghton Mifflin Harcourt Co. (a)	3,888
132	LifeLock, Inc. (a)	1,593
163	Service Corp. International	4,023
217	ServiceMaster Global Holdings, Inc. (a)	8,177
31	Strayer Education, Inc. (a)	1,511
		43,797

	Diversified Financial Services — 1.2%
161	Berkshire Hathaway, Inc., Class B (a)	22,843
33	CBOE Holdings, Inc.	2,156
26	FactSet Research Systems, Inc.	3,940
83	Intercontinental Exchange, Inc.	19,516
95	MarketAxess Holdings, Inc.	11,859
53	Morningstar, Inc.	4,678
147	MSCI, Inc.	10,890
37	Nasdaq, Inc.	2,456
768	Voya Financial, Inc.	22,863
		101,201

	Diversified Telecommunication Services — 0.9%
206	AT&T, Inc.	8,069
12	Atlantic Tele-Network, Inc.	910
1,126	CenturyLink, Inc.	35,987
787	Cincinnati Bell, Inc. (a)	3,046
1,820	Frontier Communications Corp.	10,174
239	General Communication, Inc., Class A (a)	4,379
561	Iridium Communications, Inc. (a)	4,415
153	Verizon Communications, Inc.	8,274
160	Zayo Group Holdings, Inc. (a)	3,878
		79,132

	Electric Utilities — 3.9%
74	ALLETE, Inc.	4,149
365	American Electric Power Co., Inc.	24,236
198	Duke Energy Corp.	15,975
478	Edison International	34,363
98	El Paso Electric Co.	4,496
101	Empire District Electric (The) Co.	3,338
207	Entergy Corp.	16,411
139	Eversource Energy	8,109
1,275	Exelon Corp.	45,721
670	FirstEnergy Corp.	24,100
311	Great Plains Energy, Inc.	10,030
94	IDACORP, Inc.	7,011
108	ITC Holdings Corp.	4,706
20	MGE Energy, Inc.	1,045
205	NextEra Energy, Inc.	24,260
323	OGE Energy Corp.	9,247

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
106	Otter Tail Corp.	$3,140
266	PG&E Corp.	15,886
132	Pinnacle West Capital Corp.	9,909
124	PNM Resources, Inc.	4,181
234	Portland General Electric Co.	9,241
623	PPL Corp.	23,718
151	Southern (The) Co.	7,811
150	Westar Energy, Inc.	7,442
394	Xcel Energy, Inc.	16,477
		335,002

	Electrical Equipment — 1.2%
45	Acuity Brands, Inc.	9,816
68	AZZ, Inc.	3,849
680	Eaton Corp. PLC	42,541
444	Emerson Electric Co.	24,145
76	Encore Wire Corp.	2,959
51	EnerSys	2,842
70	Franklin Electric Co., Inc.	2,252
32	Generac Holdings, Inc. (a)	1,192
73	Regal Beloit Corp.	4,605
92	Sensata Technologies Holding N.V. (a)	3,573
125	SolarCity Corp. (a)	3,072
		100,846

	Electronic Equipment, Instruments & Components — 2.9%
63	Anixter International, Inc. (a)	3,283
196	Arrow Electronics, Inc. (a)	12,624
248	Avnet, Inc.	10,986
389	AVX Corp.	4,890
228	Benchmark Electronics, Inc. (a)	5,255
51	CDW Corp.	2,117
29	Coherent, Inc. (a)	2,665
1,937	Corning, Inc.	40,464
107	CTS Corp.	1,684
84	Dolby Laboratories, Inc., Class A	3,651
30	ePlus, Inc. (a)	2,415
40	Fabrinet (a)	1,294
27	FEI Co.	2,403
303	FLIR Systems, Inc.	9,984
204	II-VI, Inc. (a)	4,429
210	Ingram Micro, Inc., Class A	7,541
188	Insight Enterprises, Inc. (a)	5,384
119	IPG Photonics Corp. (a)	11,434
365	Jabil Circuit, Inc.	7,034
375	Keysight Technologies, Inc. (a)	10,403
71	Knowles Corp. (a)	936
30	Methode Electronics, Inc.	877
15	MTS Systems Corp.	913
74	National Instruments Corp.	2,228
179	Newport Corp. (a)	4,117
11	OSI Systems, Inc. (a)	720
167	PC Connection, Inc.	4,310
135	Plexus Corp. (a)	5,335

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
232	QLogic Corp. (a)	$3,118
106	Rofin-Sinar Technologies, Inc. (a)	3,415
55	Rogers Corp. (a)	3,293
229	Sanmina Corp. (a)	5,354
117	ScanSource, Inc. (a)	4,725
71	SYNNEX Corp.	6,574
548	TE Connectivity Ltd.	33,932
71	Tech Data Corp. (a)	5,451
198	Trimble Navigation Ltd. (a)	4,910
435	TTM Technologies, Inc. (a)	2,893
52	Universal Display Corp. (a)	2,813
313	Vishay Intertechnology, Inc.	3,822
31	Zebra Technologies Corp., Class A (a)	2,139
		251,815

	Energy Equipment & Services — 1.3%
462	Atwood Oceanics, Inc.	4,237
73	Bristow Group, Inc.	1,381
403	Diamond Offshore Drilling, Inc.	8,757
80	Dril-Quip, Inc. (a)	4,845
293	FMC Technologies, Inc. (a)	8,016
379	Forum Energy Technologies, Inc. (a)	5,003
113	Frank’s International N.V.	1,862
898	Helix Energy Solutions Group, Inc. (a)	5,029
198	Helmerich & Payne, Inc.	11,627
92	Matrix Service Co. (a)	1,628
1,128	McDermott International, Inc. (a)	4,613
1,057	National Oilwell Varco, Inc.	32,873
283	Oceaneering International, Inc.	9,407
173	Oil States International, Inc. (a)	5,453
188	Patterson-UTI Energy, Inc.	3,313
72	SEACOR Holdings, Inc. (a)	3,920
		111,964

	Food & Staples Retailing — 1.7%
149	Andersons (The), Inc.	4,680
35	Casey’s General Stores, Inc.	3,966
72	CVS Health Corp.	7,469
121	Fresh Market (The), Inc. (a)	3,452
43	Ingles Markets, Inc., Class A	1,612
847	Kroger (The) Co.	32,398
23	PriceSmart, Inc.	1,945
218	SpartanNash Co.	6,608
139	SUPERVALU, Inc. (a)	801
96	United Natural Foods, Inc. (a)	3,869
333	Walgreens Boots Alliance, Inc.	28,052
462	Wal-Mart Stores, Inc.	31,642
85	Weis Markets, Inc.	3,830
423	Whole Foods Market, Inc.	13,160
		143,484

	Food Products — 2.4%
965	Archer-Daniels-Midland Co.	35,039
27	B&G Foods, Inc.	940

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
104	Bunge Ltd.	$5,894
41	Cal-Maine Foods, Inc.	2,128
359	Darling Ingredients, Inc. (a)	4,728
198	Flowers Foods, Inc.	3,655
121	Fresh Del Monte Produce, Inc.	5,090
896	Hormel Foods Corp.	38,743
67	Ingredion, Inc.	7,155
16	J&J Snack Foods Corp.	1,733
70	John B. Sanfilippo & Son, Inc.	4,836
75	McCormick & Co., Inc.	7,461
790	Mondelez International, Inc., Class A	31,695
481	Pilgrim's Pride Corp. (a)	12,217
100	Pinnacle Foods, Inc.	4,468
77	Post Holdings, Inc. (a)	5,295
61	Sanderson Farms, Inc.	5,501
55	Snyder’s-Lance, Inc.	1,731
54	TreeHouse Foods, Inc. (a)	4,685
266	Tyson Foods, Inc., Class A	17,732
55	WhiteWave Foods (The) Co. (a)	2,235
		202,961

	Gas Utilities — 0.5%
101	Atmos Energy Corp.	7,500
17	Chesapeake Utilities Corp.	1,070
48	Laclede Group (The), Inc.	3,252
57	New Jersey Resources Corp.	2,077
37	Northwest Natural Gas Co.	1,992
56	ONE Gas, Inc.	3,422
436	Questar Corp.	10,813
120	South Jersey Industries, Inc.	3,414
51	Southwest Gas Corp.	3,358
189	UGI Corp.	7,615
15	WGL Holdings, Inc.	1,086
		45,599

	Health Care Equipment & Supplies — 2.2%
51	Abaxis, Inc.	2,315
94	ABIOMED, Inc. (a)	8,912
280	Accuray, Inc. (a)	1,618
129	Align Technology, Inc. (a)	9,377
11	Analogic Corp.	869
42	AtriCure, Inc. (a)	707
2	Atrion Corp.	791
743	Baxter International, Inc.	30,522
184	Becton, Dickinson and Co.	27,935
384	Boston Scientific Corp. (a)	7,223
61	Cantel Medical Corp.	4,353
149	Cerus Corp. (a)	884
106	Cynosure, Inc., Class A (a)	4,677
78	DexCom, Inc. (a)	5,297
179	Edwards Lifesciences Corp. (a)	15,790
136	Globus Medical, Inc., Class A (a)	3,230
17	ICU Medical, Inc. (a)	1,770
58	IDEXX Laboratories, Inc. (a)	4,543

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
25	Insulet Corp. (a)	$829
42	Integra LifeSciences Holdings Corp. (a)	2,829
13	Intuitive Surgical, Inc. (a)	7,814
91	Masimo Corp. (a)	3,807
92	Medtronic PLC	6,900
138	Meridian Bioscience, Inc.	2,844
59	Natus Medical, Inc. (a)	2,267
67	Neogen Corp. (a)	3,373
70	Nevro Corp. (a)	3,938
52	NuVasive, Inc. (a)	2,530
172	NxStage Medical, Inc. (a)	2,578
45	Quidel Corp. (a)	777
40	ResMed, Inc.	2,313
16	Teleflex, Inc.	2,512
53	Varian Medical Systems, Inc. (a)	4,241
82	Vascular Solutions, Inc. (a)	2,667
71	West Pharmaceutical Services, Inc.	4,922
		187,954

	Health Care Providers & Services — 2.8%
34	Acadia Healthcare Co., Inc. (a)	1,874
105	Aceto Corp.	2,474
68	Air Methods Corp. (a)	2,463
72	Amedisys, Inc. (a)	3,480
122	AMN Healthcare Services, Inc. (a)	4,100
140	Amsurg Corp. (a)	10,444
152	Anthem, Inc.	21,126
345	Brookdale Senior Living, Inc. (a)	5,479
161	Centene Corp. (a)	9,913
25	Chemed Corp.	3,386
164	Civitas Solutions, Inc. (a)	2,859
400	Community Health Systems, Inc. (a)	7,404
288	Cross Country Healthcare, Inc. (a)	3,349
83	Ensign Group (The), Inc.	1,879
243	Express Scripts Holding Co. (a)	16,692
61	HealthSouth Corp.	2,295
224	Henry Schein, Inc. (a)	38,669
83	LHC Group, Inc. (a)	2,951
116	LifePoint Health, Inc. (a)	8,033
15	Magellan Health, Inc. (a)	1,019
59	MEDNAX, Inc. (a)	3,813
141	Molina Healthcare, Inc. (a)	9,093
46	National Healthcare Corp.	2,866
299	Quest Diagnostics, Inc.	21,364
238	Select Medical Holdings Corp. (a)	2,811
95	Surgical Care Affiliates, Inc. (a)	4,397
197	Triple-S Management Corp., Class B (a)	4,897
70	U.S. Physical Therapy, Inc.	3,481
181	UnitedHealth Group, Inc.	23,331
155	VCA, Inc. (a)	8,942
27	WellCare Health Plans, Inc. (a)	2,504
		237,388

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology — 0.2%
66	athenahealth, Inc. (a)	$9,159
129	Medidata Solutions, Inc. (a)	4,994
98	Veeva Systems, Inc., Class A (a)	2,454
		16,607

	Hotels, Restaurants & Leisure — 2.2%
66	Aramark	2,186
14	Biglari Holdings, Inc. (a)	5,204
22	BJ’s Restaurants, Inc. (a)	915
112	Bloomin’ Brands, Inc.	1,889
24	Bob Evans Farms, Inc.	1,121
190	Boyd Gaming Corp. (a)	3,925
44	Brinker International, Inc.	2,022
13	Buffalo Wild Wings, Inc. (a)	1,926
598	Caesars Entertainment Corp. (a)	4,066
19	Choice Hotels International, Inc.	1,027
33	Churchill Downs, Inc.	4,880
67	Darden Restaurants, Inc.	4,442
113	Dave & Buster’s Entertainment, Inc. (a)	4,382
37	Diamond Resorts International, Inc. (a)	899
57	Domino’s Pizza, Inc.	7,516
84	International Speedway Corp., Class A	3,100
28	Jack in the Box, Inc.	1,788
180	McDonald’s Corp.	22,622
242	Norwegian Cruise Line Holdings Ltd. (a)	13,380
44	Panera Bread Co., Class A (a)	9,013
59	Penn National Gaming, Inc. (a)	985
30	Pinnacle Entertainment, Inc. (a)	1,053
16	Popeyes Louisiana Kitchen, Inc. (a)	833
280	Royal Caribbean Cruises Ltd.	23,002
144	SeaWorld Entertainment, Inc.	3,033
193	Six Flags Entertainment Corp.	10,710
146	Sonic Corp.	5,133
472	Starbucks Corp.	28,178
26	Texas Roadhouse, Inc.	1,133
83	Vail Resorts, Inc.	11,097
986	Wendy’s (The) Co.	10,738
		192,198

	Household Durables — 1.6%
221	D.R. Horton, Inc.	6,681
68	Ethan Allen Interiors, Inc.	2,164
286	Garmin Ltd.	11,428
68	Harman International Industries, Inc.	6,055
40	Helen of Troy Ltd. (a)	4,148
152	Installed Building Products, Inc. (a)	4,045
383	KB Home	5,469
116	La-Z-Boy, Inc.	3,102
51	Leggett & Platt, Inc.	2,468
290	Lennar Corp., Class A	14,024
74	M.D.C. Holdings, Inc.	1,854
215	M/I Homes, Inc. (a)	4,010
28	Meritage Homes Corp. (a)	1,021
37	Mohawk Industries, Inc. (a)	7,063

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
482	Newell Brands, Inc.	$21,348
6	NVR, Inc. (a)	10,394
477	PulteGroup, Inc.	8,925
121	Tempur Sealy International, Inc. (a)	7,356
64	Toll Brothers, Inc. (a)	1,889
75	TRI Pointe Group, Inc. (a)	883
17	Tupperware Brands Corp.	986
18	Universal Electronics, Inc. (a)	1,116
127	WCI Communities, Inc. (a)	2,360
48	Whirlpool Corp.	8,656
		137,445

	Household Products — 0.6%
208	Central Garden & Pet Co., Class A (a)	3,388
168	Clorox (The) Co.	21,178
279	HRG Group, Inc. (a)	3,886
111	Kimberly-Clark Corp.	14,931
63	Spectrum Brands Holdings, Inc.	6,885
19	WD-40 Co.	2,052
		52,320

	Independent Power and Renewable Electricity Producers — 0.5%
888	AES (The) Corp.	10,478
587	Calpine Corp. (a)	8,905
793	Dynegy, Inc. (a)	11,396
722	NRG Energy, Inc.	9,393
26	Ormat Technologies, Inc.	1,072
		41,244

	Industrial Conglomerates — 0.5%
72	Carlisle Cos., Inc.	7,164
229	Danaher Corp.	21,723
75	Roper Technologies, Inc.	13,708
		42,595

	Insurance — 4.1%
118	Aflac, Inc.	7,451
9	Alleghany Corp. (a)	4,466
114	Allied World Assurance Co. Holdings AG	3,983
342	Allstate (The) Corp.	23,041
335	Ambac Financial Group, Inc. (a)	5,293
118	American Equity Investment Life Holding Co.	1,982
59	American Financial Group, Inc.	4,152
229	American International Group, Inc.	12,377
37	American National Insurance Co.	4,273
37	AMERISAFE, Inc.	1,944
138	AmTrust Financial Services, Inc.	3,571
91	Arch Capital Group Ltd. (a)	6,470
79	Argo Group International Holdings Ltd.	4,534
156	Arthur J. Gallagher & Co.	6,939
78	Aspen Insurance Holdings Ltd.	3,721
402	Assured Guaranty Ltd.	10,171

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
113	Axis Capital Holdings Ltd.	$6,267
132	Brown & Brown, Inc.	4,726
108	Cincinnati Financial Corp.	7,059
445	CNO Financial Group, Inc.	7,974
138	Employers Holdings, Inc.	3,883
133	Endurance Specialty Holdings Ltd.	8,690
6	Enstar Group Ltd. (a)	975
58	Everest Re Group, Ltd.	11,451
30	FBL Financial Group, Inc., Class A	1,846
237	First American Financial Corp.	9,032
104	Hanover Insurance Group (The), Inc.	9,383
173	Heritage Insurance Holdings, Inc.	2,763
57	Horace Mann Educators Corp.	1,806
34	Infinity Property & Casualty Corp.	2,737
28	James River Group Holdings Ltd.	903
76	Kemper Corp.	2,247
253	Maiden Holdings Ltd.	3,274
32	Markel Corp. (a)	28,530
583	MBIA, Inc. (a)	5,160
147	MetLife, Inc.	6,459
216	National General Holdings Corp.	4,663
11	National Western Life Group, Inc., Class A	2,537
22	Navigators Group (The), Inc. (a)	1,845
342	Old Republic International Corp.	6,252
20	Primerica, Inc.	891
39	ProAssurance Corp.	1,973
87	Prudential Financial, Inc.	6,283
75	Reinsurance Group of America, Inc.	7,219
94	RenaissanceRe Holdings Ltd.	11,264
46	RLI Corp.	3,076
17	Safety Insurance Group, Inc.	970
112	Selective Insurance Group, Inc.	4,100
70	Third Point Reinsurance Ltd. (a)	796
74	Torchmark Corp.	4,008
251	Travelers (The) Cos., Inc.	29,294
99	United Fire Group, Inc.	4,338
81	Universal Insurance Holdings, Inc.	1,442
64	Unum Group	1,979
184	Validus Holdings Ltd.	8,683
116	W. R. Berkley Corp.	6,519
362	XL Group PLC	13,322
		350,987

	Internet & Catalog Retail — 1.4%
52	Amazon.com, Inc. (a)	30,869
228	Expedia, Inc.	24,583
72	FTD Cos., Inc. (a)	1,890
121	Lands’ End, Inc. (a)	3,087
124	Liberty TripAdvisor Holdings, Inc., Class A (a)	2,748
248	Netflix, Inc. (a)	25,353
6	Priceline Group (The), Inc. (a)	7,734
85	Shutterfly, Inc. (a)	3,941

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Catalog Retail (Continued)
249	TripAdvisor, Inc. (a)	$16,558
99	Wayfair, Inc., Class A (a)	4,279
		121,042

	Internet Software & Services — 1.6%
36	Alphabet, Inc., Class A (a)	27,464
26	Benefitfocus, Inc. (a)	867
35	Cimpress N.V. (a)	3,174
27	Cornerstone OnDemand, Inc. (a)	885
41	CoStar Group, Inc. (a)	7,715
108	Cvent, Inc. (a)	2,311
254	EarthLink Holdings Corp.	1,440
338	Facebook, Inc., Class A (a)	38,566
396	inContact, Inc. (a)	3,521
129	j2 Global, Inc.	7,944
63	LinkedIn Corp., Class A (a)	7,204
28	LogMeIn, Inc. (a)	1,413
96	NIC, Inc.	1,731
72	Q2 Holdings, Inc. (a)	1,731
336	Rackspace Hosting, Inc. (a)	7,254
27	SPS Commerce, Inc. (a)	1,159
43	Stamps.com, Inc. (a)	4,570
122	VeriSign, Inc. (a)	10,802
78	WebMD Health Corp. (a)	4,885
		134,636

	IT Services — 2.7%
68	Accenture PLC, Class A	7,847
85	Blackhawk Network Holdings, Inc. (a)	2,915
119	Broadridge Financial Solutions, Inc.	7,058
31	CACI International, Inc., Class A (a)	3,308
28	Cardtronics, Inc. (a)	1,008
195	Computer Sciences Corp.	6,706
152	Convergys Corp.	4,221
126	CoreLogic, Inc. (a)	4,372
26	CSG Systems International, Inc.	1,174
75	DST Systems, Inc.	8,458
135	EPAM Systems, Inc. (a)	10,080
117	Euronet Worldwide, Inc. (a)	8,671
105	ExlService Holdings, Inc. (a)	5,439
155	Fiserv, Inc. (a)	15,900
94	Gartner, Inc. (a)	8,399
85	Genpact Ltd. (a)	2,311
165	Global Payments, Inc.	10,774
51	International Business Machines Corp.	7,724
109	Jack Henry & Associates, Inc.	9,218
94	ManTech International Corp., Class A	3,007
76	MAXIMUS, Inc.	4,001
197	NeuStar, Inc., Class A (a)	4,846
268	Paychex, Inc.	14,475
55	Perficient, Inc. (a)	1,195
228	Sabre Corp.	6,594
21	Science Applications International Corp.	1,120
123	Sykes Enterprises, Inc. (a)	3,712
47	Syntel, Inc. (a)	2,347

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
68	TeleTech Holdings, Inc.	$1,888
213	Total System Services, Inc.	10,135
224	Vantiv, Inc., Class A (a)	12,069
274	Visa, Inc., Class A	20,955
1,999	Xerox Corp.	22,309
		234,236

	Leisure Products — 0.2%
84	Brunswick Corp.	4,030
301	Callaway Golf Co.	2,745
78	Mattel, Inc.	2,623
215	Smith & Wesson Holding Corp. (a)	5,723
16	Sturm Ruger & Co., Inc.	1,094
		16,215

	Life Sciences Tools & Services — 1.2%
88	Accelerate Diagnostics, Inc. (a)	1,265
190	Albany Molecular Research, Inc. (a)	2,905
15	Bio-Rad Laboratories, Inc., Class A (a)	2,051
80	Cambrex Corp. (a)	3,520
132	Charles River Laboratories International, Inc. (a)	10,024
97	INC Research Holdings, Inc., Class A (a)	3,997
177	Luminex Corp. (a)	3,434
19	Mettler-Toledo International, Inc. (a)	6,550
360	Pacific Biosciences of California, Inc. (a)	3,060
156	PAREXEL International Corp. (a)	9,786
159	PerkinElmer, Inc.	7,864
104	PRA Health Sciences, Inc. (a)	4,447
93	Quintiles Transnational Holdings, Inc. (a)	6,054
150	Thermo Fisher Scientific, Inc.	21,238
75	VWR Corp. (a)	2,030
105	Waters Corp. (a)	13,852
		102,077

	Machinery — 3.9%
234	AGCO Corp.	11,630
73	Alamo Group, Inc.	4,067
164	Allison Transmission Holdings, Inc.	4,425
75	Altra Industrial Motion Corp.	2,083
102	American Railcar Industries, Inc.	4,154
46	Astec Industries, Inc.	2,147
107	Barnes Group, Inc.	3,748
218	Briggs & Stratton Corp.	5,215
208	Caterpillar, Inc.	15,920
263	Chart Industries, Inc. (a)	5,712
171	CLARCOR, Inc.	9,882
402	Cummins, Inc.	44,196
148	Donaldson Co., Inc.	4,723
347	Dover Corp.	22,322
52	ESCO Technologies, Inc.	2,027
179	Federal Signal Corp.	2,374

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
151	Flowserve Corp.	$6,706
35	Gorman-Rupp (The) Co.	908
59	Graco, Inc.	4,954
145	Greenbrier (The) Cos., Inc.	4,008
64	Hillenbrand, Inc.	1,917
72	Hyster-Yale Materials Handling, Inc.	4,795
55	IDEX Corp.	4,558
292	ITT Corp.	10,772
95	John Bean Technologies Corp.	5,359
41	Lincoln Electric Holdings, Inc.	2,401
106	Lydall, Inc. (a)	3,447
39	Middleby (The) Corp. (a)	4,164
105	Mueller Industries, Inc.	3,089
66	Nordson Corp.	5,019
97	Oshkosh Corp.	3,964
747	PACCAR, Inc.	40,853
146	Parker-Hannifin Corp.	16,218
15	RBC Bearings, Inc. (a)	1,099
52	Rexnord Corp. (a)	1,051
165	Snap-on, Inc.	25,903
11	Standex International Corp.	856
116	Toro (The) Co.	9,990
152	TriMas Corp. (a)	2,663
442	Trinity Industries, Inc.	8,093
399	Wabash National Corp. (a)	5,267
128	Woodward, Inc.	6,659
116	Xylem, Inc.	4,744
		334,082

	Marine — 0.2%
202	Kirby Corp. (a)	12,179
89	Matson, Inc.	3,575
		15,754

	Media — 1.9%
118	AMC Entertainment Holdings, Inc., Class A	3,303
85	AMC Networks, Inc., Class A (a)	5,520
39	Charter Communications, Inc., Class A (a)	7,895
191	Cinemark Holdings, Inc.	6,844
1,327	Discovery Communications, Inc., Class A (a)	37,992
367	Entravision Communications Corp., Class A	2,730
290	Gray Television, Inc. (a)	3,399
91	Interpublic Group of Cos. (The), Inc.	2,088
63	John Wiley & Sons, Inc., Class A	3,080
120	National CineMedia, Inc.	1,825
146	New Media Investment Group, Inc.	2,429
159	News Corp., Class A	2,030
80	Nexstar Broadcasting Group, Inc., Class A	3,542
122	Scholastic Corp.	4,559

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
154	Scripps Networks Interactive, Inc., Class A	$10,087
145	Sinclair Broadcast Group, Inc., Class A	4,459
5,220	Sirius XM Holdings, Inc. (a)	20,619
416	TEGNA, Inc.	9,759
110	Time Warner, Inc.	7,981
314	Tribune Media Co., Class A	12,042
344	Viacom, Inc., Class B	14,200
		166,383

	Metals & Mining — 1.2%
2,153	Alcoa, Inc.	20,626
125	Carpenter Technology Corp.	4,279
345	Commercial Metals Co.	5,854
38	Compass Minerals International, Inc.	2,693
1,999	Hecla Mining Co.	5,557
169	Materion Corp.	4,475
591	Newmont Mining Corp.	15,709
351	Nucor Corp.	16,602
183	Reliance Steel & Aluminum Co.	12,662
238	Steel Dynamics, Inc.	5,357
473	United States Steel Corp.	7,592
		101,406

	Multiline Retail — 1.5%
98	Big Lots, Inc.	4,439
162	Dillard’s, Inc., Class A	13,755
459	Dollar Tree, Inc. (a)	37,849
743	Kohl’s Corp.	34,631
810	Macy’s, Inc.	35,713
		126,387

	Multi-Utilities — 2.2%
136	Alliant Energy Corp.	10,102
655	Ameren Corp.	32,816
80	Avista Corp.	3,262
231	CenterPoint Energy, Inc.	4,833
177	CMS Energy Corp.	7,512
220	Consolidated Edison, Inc.	16,856
353	DTE Energy Co.	32,003
327	NiSource, Inc.	7,704
52	NorthWestern Corp.	3,211
915	Public Service Enterprise Group, Inc.	43,133
176	SCANA Corp.	12,346
75	Sempra Energy	7,804
200	Vectren Corp.	10,112
		191,694

	Oil, Gas & Consumable Fuels — 4.6%
318	Alon USA Energy, Inc.	3,282
394	Chevron Corp.	37,587
303	ConocoPhillips	12,202
1,076	CONSOL Energy, Inc.	12,148
162	CVR Energy, Inc.	4,228
154	Delek US Holdings, Inc.	2,347

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
156	Energen Corp.	$5,708
272	EQT Corp.	18,295
363	Exxon Mobil Corp.	30,343
206	Green Plains, Inc.	3,288
438	Hess Corp.	23,061
266	HollyFrontier Corp.	9,395
1,688	Marathon Oil Corp.	18,804
683	Marathon Petroleum Corp.	25,394
379	Murphy Oil Corp.	9,547
430	Noble Energy, Inc.	13,506
641	Oasis Petroleum, Inc. (a)	4,666
160	Par Pacific Holdings, Inc. (a)	3,002
51	Parsley Energy, Inc., Class A (a)	1,153
128	PBF Energy, Inc., Class A	4,250
433	Phillips 66	37,493
169	Pioneer Natural Resources Co.	23,785
352	QEP Resources, Inc.	4,967
240	SM Energy Co.	4,498
314	Targa Resources Corp.	9,376
336	Tesoro Corp.	28,899
501	Valero Energy Corp.	32,134
298	Western Refining, Inc.	8,669
74	World Fuel Services Corp.	3,595
658	WPX Energy, Inc. (a)	4,599
		400,221

	Paper & Forest Products — 0.2%
148	Boise Cascade Co. (a)	3,066
41	Clearwater Paper Corp. (a)	1,989
125	KapStone Paper and Packaging Corp.	1,731
157	Louisiana-Pacific Corp. (a)	2,688
30	Neenah Paper, Inc.	1,910
256	P.H. Glatfelter Co.	5,307
67	Schweitzer-Mauduit International, Inc.	2,109
		18,800

	Personal Products — 0.2%
80	Estee Lauder (The) Cos., Inc., Class A	7,545
79	Herbalife Ltd. (a)	4,863
40	Inter Parfums, Inc.	1,236
75	Nu Skin Enterprises, Inc., Class A	2,869
15	USANA Health Sciences, Inc. (a)	1,821
		18,334

	Pharmaceuticals — 0.8%
171	Akorn, Inc. (a)	4,024
61	Cempra, Inc. (a)	1,069
569	Corcept Therapeutics, Inc. (a)	2,663
294	Horizon Pharma PLC (a)	4,872
248	Impax Laboratories, Inc. (a)	7,941
35	Intra-Cellular Therapies, Inc. (a)	973
536	Merck & Co., Inc.	28,360
112	Nektar Therapeutics (a)	1,540
37	Pacira Pharmaceuticals, Inc. (a)	1,960

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
73	Prestige Brands Holdings, Inc. (a)	$3,897
28	Revance Therapeutics, Inc. (a)	489
55	Sucampo Pharmaceuticals, Inc., Class A (a)	601
455	TherapeuticsMD, Inc. (a)	2,912
288	Theravance Biopharma, Inc. (a)	5,414
		66,715

	Professional Services — 1.0%
254	Equifax, Inc.	29,030
38	Exponent, Inc.	1,938
54	FTI Consulting, Inc. (a)	1,918
106	ICF International, Inc. (a)	3,643
18	IHS, Inc., Class A (a)	2,235
78	Insperity, Inc.	4,035
234	Kelly Services, Inc., Class A	4,474
37	Kforce, Inc.	724
28	Korn/Ferry International	792
76	ManpowerGroup, Inc.	6,188
99	Mistras Group, Inc. (a)	2,452
294	Navigant Consulting, Inc. (a)	4,648
105	On Assignment, Inc. (a)	3,877
116	Resources Connection, Inc.	1,805
429	RPX Corp. (a)	4,831
110	TrueBlue, Inc. (a)	2,876
92	Verisk Analytics, Inc. (a)	7,353
		82,819

	Real Estate Investment Trusts — 4.7%
56	Agree Realty Corp.	2,154
47	Alexandria Real Estate Equities, Inc.	4,272
103	American Campus Communities, Inc.	4,850
383	American Homes 4 Rent, Class A	6,090
53	Apartment Investment & Management Co., Class A	2,216
110	Apollo Commercial Real Estate Finance, Inc.	1,793
426	Apple Hospitality REIT, Inc.	8,439
748	Ashford Hospitality Trust, Inc.	4,772
71	Blackstone Mortgage Trust, Inc., Class A	1,907
138	Brandywine Realty Trust	1,936
82	Brixmor Property Group, Inc.	2,101
28	Camden Property Trust	2,354
432	Capstead Mortgage Corp.	4,272
305	CBL & Associates Properties, Inc.	3,629
133	Cedar Realty Trust, Inc.	962
69	Chimera Investment Corp.	938
181	Columbia Property Trust, Inc.	3,980
33	CoreSite Realty Corp.	2,310
321	Corrections Corp. of America	10,288
278	CubeSmart	9,257
50	CyrusOne, Inc.	2,282
397	CYS Investments, Inc.	3,232
114	DCT Industrial Trust, Inc.	4,500

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
126	DDR Corp.	$2,241
112	Digital Realty Trust, Inc.	9,911
68	Douglas Emmett, Inc.	2,047
101	Duke Realty Corp.	2,277
59	DuPont Fabros Technology, Inc.	2,391
75	Education Realty Trust, Inc.	3,120
109	EPR Properties	7,262
47	Equinix, Inc.	15,543
127	Equity LifeStyle Properties, Inc.	9,237
157	Equity One, Inc.	4,500
59	Essex Property Trust, Inc.	13,798
120	Extra Space Storage, Inc.	11,215
29	Federal Realty Investment Trust	4,525
43	First Industrial Realty Trust, Inc.	978
166	First Potomac Realty Trust	1,504
97	Forest City Realty Trust, Inc., Class A	2,046
98	GEO Group (The), Inc.	3,398
33	Healthcare Realty Trust, Inc.	1,019
158	Healthcare Trust of America, Inc., Class A	4,648
97	Highwoods Properties, Inc.	4,638
406	Hospitality Properties Trust	10,783
1,847	Host Hotels & Resorts, Inc.	30,845
268	Kimco Realty Corp.	7,713
73	Kite Realty Group Trust	2,023
106	Lamar Advertising Co., Class A	6,519
274	Liberty Property Trust	9,168
715	MFA Financial, Inc.	4,898
94	Mid-America Apartment Communities, Inc.	9,608
106	National Retail Properties, Inc.	4,897
328	New York REIT, Inc.	3,313
195	Outfront Media, Inc.	4,114
168	Physicians Realty Trust	3,121
50	Piedmont Office Realty Trust, Inc., Class A	1,015
36	Post Properties, Inc.	2,151
165	Prologis, Inc.	7,290
11	PS Business Parks, Inc.	1,106
114	Public Storage	31,445
21	QTS Realty Trust, Inc., Class A	995
57	Ramco-Gershenson Properties Trust	1,028
215	Redwood Trust, Inc.	2,812
94	Regency Centers Corp.	7,036
106	Retail Opportunity Investments Corp.	2,133
144	Retail Properties of America, Inc., Class A	2,282
173	Rexford Industrial Realty, Inc.	3,142
18	Ryman Hospitality Properties, Inc.	927
191	Select Income REIT	4,403
573	Senior Housing Properties Trust	10,251
79	Sovran Self Storage, Inc.	9,318
212	Spirit Realty Capital, Inc.	2,385
79	Summit Hotel Properties, Inc.	946

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
93	Sun Communities, Inc.	$6,660
28	Taubman Centers, Inc.	1,994
125	Terreno Realty Corp.	2,931
787	Two Harbors Investment Corp.	6,249
19	Universal Health Realty Income Trust	1,069
268	VEREIT, Inc.	2,377
36	W.P. Carey, Inc.	2,241
178	WP Glimcher, Inc.	1,689
		407,709

	Real Estate Management & Development — 0.3%
102	Altisource Portfolio Solutions S.A. (a)	2,464
410	CBRE Group, Inc., Class A (a)	11,816
53	Jones Lang LaSalle, Inc.	6,218
78	Kennedy-Wilson Holdings, Inc.	1,708
		22,206

	Road & Rail — 1.6%
22	AMERCO	7,861
221	ArcBest Corp.	4,771
59	Avis Budget Group, Inc. (a)	1,614
1,092	CSX Corp.	28,119
198	Genesee & Wyoming, Inc., Class A (a)	12,415
222	Heartland Express, Inc.	4,118
299	Hertz Global Holdings, Inc. (a)	3,148
190	Kansas City Southern	16,236
72	Landstar System, Inc.	4,652
267	Marten Transport Ltd.	4,998
144	Old Dominion Freight Line, Inc. (a)	10,025
150	Ryder System, Inc.	9,717
212	Saia, Inc. (a)	5,968
272	Union Pacific Corp.	21,638
202	Werner Enterprises, Inc.	5,486
		140,766

	Semiconductors & Semiconductor Equipment — 2.2%
33	Advanced Energy Industries, Inc. (a)	1,148
621	Amkor Technology, Inc. (a)	3,658
1,138	Applied Materials, Inc.	24,103
88	Brooks Automation, Inc.	915
43	Cabot Microelectronics Corp.	1,759
65	Cavium, Inc. (a)	3,975
64	Cirrus Logic, Inc. (a)	2,330
164	Diodes, Inc. (a)	3,296
142	Entegris, Inc. (a)	1,934
161	First Solar, Inc. (a)	11,024
175	Inphi Corp. (a)	5,835
179	Integrated Device Technology, Inc. (a)	3,659
1,028	Intel Corp.	33,256
268	Lam Research Corp.	22,137
482	Marvell Technology Group Ltd.	4,969
256	MaxLinear, Inc., Class A (a)	4,736

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
91	Microchip Technology, Inc.	$4,386
130	Microsemi Corp. (a)	4,980
105	MKS Instruments, Inc.	3,953
59	Monolithic Power Systems, Inc.	3,755
650	ON Semiconductor Corp. (a)	6,234
379	Photronics, Inc. (a)	3,945
567	QUALCOMM, Inc.	28,996
39	Silicon Laboratories, Inc. (a)	1,754
35	Synaptics, Inc. (a)	2,791
103	Teradyne, Inc.	2,224
		191,752

	Software — 3.5%
915	Activision Blizzard, Inc.	30,964
226	Adobe Systems, Inc. (a)	21,199
46	ANSYS, Inc. (a)	4,115
56	Aspen Technology, Inc. (a)	2,023
57	Blackbaud, Inc.	3,585
95	Bottomline Technologies (de), Inc. (a)	2,897
744	CA, Inc.	22,908
204	Cadence Design Systems, Inc. (a)	4,810
153	Callidus Software, Inc. (a)	2,552
45	CDK Global, Inc.	2,095
187	Citrix Systems, Inc. (a)	14,694
144	Ebix, Inc.	5,874
16	Ellie Mae, Inc. (a)	1,450
30	Fair Isaac Corp.	3,183
56	Fleetmatics Group PLC (a)	2,280
107	Gigamon, Inc. (a)	3,319
126	Globant S.A. (a)	3,888
106	Guidewire Software, Inc. (a)	5,775
34	HubSpot, Inc. (a)	1,483
128	Manhattan Associates, Inc. (a)	7,279
577	Mentor Graphics Corp.	11,730
75	Paycom Software, Inc. (a)	2,670
116	Paylocity Holding Corp. (a)	3,798
137	Pegasystems, Inc.	3,477
44	Proofpoint, Inc. (a)	2,366
168	RealPage, Inc. (a)	3,501
342	Red Hat, Inc. (a)	25,482
200	RingCentral, Inc., Class A (a)	3,150
230	Rubicon Project (The), Inc. (a)	4,204
361	salesforce.com, Inc. (a)	26,653
409	ServiceNow, Inc. (a)	25,023
36	Splunk, Inc. (a)	1,762
31	SS&C Technologies Holdings, Inc.	1,966
93	Synopsys, Inc. (a)	4,505
68	Tableau Software, Inc., Class A (a)	3,119
61	Tyler Technologies, Inc. (a)	7,845
54	Ultimate Software Group (The), Inc. (a)	10,449
80	Workday, Inc., Class A (a)	6,147
107	Workiva, Inc. (a)	1,247

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
143	Zendesk, Inc. (a)	$2,993
		298,460

	Specialty Retail — 5.7%
70	Abercrombie & Fitch Co., Class A	2,208
685	American Eagle Outfitters, Inc.	11,419
14	Asbury Automotive Group, Inc. (a)	838
107	AutoNation, Inc. (a)	4,995
29	AutoZone, Inc. (a)	23,104
325	Barnes & Noble, Inc.	4,017
734	Bed Bath & Beyond, Inc. (a)	36,436
930	Best Buy Co., Inc.	30,169
123	Buckle (The), Inc.	4,166
50	Burlington Stores, Inc. (a)	2,812
136	Cabela’s, Inc. (a)	6,622
77	Cato (The) Corp., Class A	2,968
51	Children’s Place (The), Inc.	4,257
80	Conn’s, Inc. (a)	997
72	CST Brands, Inc.	2,757
301	Dick’s Sporting Goods, Inc.	14,072
158	DSW, Inc., Class A	4,367
219	Express, Inc. (a)	4,689
261	Finish Line (The), Inc., Class A	5,507
379	GameStop Corp., Class A	12,026
1,434	Gap (The), Inc.	42,160
83	Genesco, Inc. (a)	5,997
37	Group 1 Automotive, Inc.	2,172
200	Guess?, Inc.	3,754
156	Hibbett Sports, Inc. (a)	5,600
268	Home Depot (The), Inc.	35,759
148	L Brands, Inc.	12,996
35	Lithia Motors, Inc., Class A	3,057
466	Lowe’s Cos., Inc.	35,299
42	Mattress Firm Holding Corp. (a)	1,780
29	Monro Muffler Brake, Inc.	2,073
47	Murphy USA, Inc. (a)	2,888
56	O’Reilly Automotive, Inc. (a)	15,325
201	Penske Automotive Group, Inc.	7,618
315	Rent-A-Center, Inc.	4,993
658	Ross Stores, Inc.	38,098
229	Sally Beauty Holdings, Inc. (a)	7,415
124	Sonic Automotive, Inc., Class A	2,291
366	Sportsman’s Warehouse Holdings, Inc. (a)	4,612
449	Staples, Inc.	4,952
257	Tailored Brands, Inc.	4,600
288	Tile Shop Holdings, Inc. (a)	4,294
100	TJX (The) Cos., Inc.	7,835
191	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	37,004
467	Urban Outfitters, Inc. (a)	15,453
116	Vitamin Shoppe, Inc. (a)	3,591
		490,042

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 1.2%
58	Cray, Inc. (a)	$2,431
2,991	HP, Inc.	36,849
29	Lexmark International, Inc., Class A	969
240	NetApp, Inc.	6,549
773	Seagate Technology PLC	26,630
590	Western Digital Corp.	27,872
		101,300

	Textiles, Apparel & Luxury Goods — 1.3%
24	Carter’s, Inc.	2,529
130	Coach, Inc.	5,212
44	Columbia Sportswear Co.	2,644
100	Deckers Outdoor Corp. (a)	5,991
291	Fossil Group, Inc. (a)	12,926
184	Movado Group, Inc.	5,066
227	NIKE, Inc., Class B	13,954
385	PVH Corp.	38,138
76	Ralph Lauren Corp.	7,316
141	Skechers U.S.A., Inc., Class A (a)	4,293
180	Vera Bradley, Inc. (a)	3,661
509	Wolverine World Wide, Inc.	9,376
		111,106

	Thrifts & Mortgage Finance — 0.6%
54	Dime Community Bancshares, Inc.	952
163	Flagstar Bancorp, Inc. (a)	3,498
32	LendingTree, Inc. (a)	3,129
134	Meridian Bancorp, Inc.	1,865
1,203	MGIC Investment Corp. (a)	9,227
130	New York Community Bancorp, Inc.	2,067
119	Northfield Bancorp, Inc.	1,956
114	Oritani Financial Corp.	1,935
94	Provident Financial Services, Inc.	1,898
793	Radian Group, Inc.	9,833
339	TFS Financial Corp.	5,889
154	TrustCo Bank Corp. NY	933
73	United Financial Bancorp, Inc.	919
164	Walker & Dunlop, Inc. (a)	3,980
79	Washington Federal, Inc.	1,789
117	WSFS Financial Corp.	3,805
		53,675

	Tobacco — 0.3%
243	Altria Group, Inc.	15,226
84	Universal Corp.	4,772
360	Vector Group Ltd.	8,223
		28,221

	Trading Companies & Distributors — 0.7%
190	Air Lease Corp.	6,103
226	Aircastle Ltd.	5,026
70	Applied Industrial Technologies, Inc.	3,038

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
89	GATX Corp.	$4,227
108	H&E Equipment Services, Inc.	1,893
71	HD Supply Holdings, Inc. (a)	2,348
69	Kaman Corp.	2,946
366	MRC Global, Inc. (a)	4,809
151	MSC Industrial Direct Co., Inc., Class A	11,523
216	Rush Enterprises, Inc., Class A (a)	3,940
88	United Rentals, Inc. (a)	5,473
52	Veritiv Corp. (a)	1,938
36	Watsco, Inc.	4,851
108	WESCO International, Inc. (a)	5,904
		64,019

	Water Utilities — 0.1%
23	American States Water Co.	905
71	American Water Works Co., Inc.	4,894
71	Aqua America, Inc.	2,259
81	California Water Service Group	2,165
		10,223

	Wireless Telecommunication Services — 0.7%
132	Shenandoah Telecommunications Co.	3,531
5,869	Sprint Corp. (a)	20,424
410	Telephone and Data Systems, Inc.	12,337
543	T-Mobile US, Inc. (a)	20,797
116	United States Cellular Corp. (a)	5,300
		62,389
	Total Common Stocks — 99.8%	8,605,345
	(Cost $8,469,252)

	Money Market Funds — 0.3%
25,353	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (b)	25,353
	(Cost $25,353)

	Total Investments — 100.1%	8,630,698
	(Cost $8,494,605) (c)
	Net Other Assets and Liabilities — (0.1)%	(7,867)
	Net Assets — 100.0%	$8,622,831

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of March 31, 2016.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $636,181 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $500,088.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$8,605,345	$—	$—
Money Market Funds	25,353	—	—
Total Investments	$8,630,698	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 3.5%
59,101	Boeing (The) Co.	$7,502,281
59,597	General Dynamics Corp.	7,829,258
71,263	Honeywell International, Inc.	7,985,019
67,597	L-3 Communications Holdings, Inc.	8,010,244
36,309	Lockheed Martin Corp.	8,042,443
64,992	Raytheon Co.	7,969,969
80,975	United Technologies Corp.	8,105,598
		55,444,812

	Air Freight & Logistics — 1.0%
109,038	C.H. Robinson Worldwide, Inc.	8,093,891
76,398	United Parcel Service, Inc., Class B	8,057,697
		16,151,588

	Banks — 7.1%
116,850	Bank of Hawaii Corp.	7,978,518
133,040	Bank of Montreal	8,074,198
165,112	Bank of Nova Scotia (The)	8,067,372
231,924	BB&T Corp.	7,716,112
106,716	Canadian Imperial Bank of Commerce	7,972,752
137,183	Cullen/Frost Bankers, Inc.	7,560,155
71,362	M&T Bank Corp.	7,921,182
88,229	Park National Corp.	7,940,610
497,930	People’s United Financial, Inc.	7,932,025
93,161	PNC Financial Services Group (The), Inc.	7,878,626
139,499	Royal Bank of Canada	8,029,562
188,813	Toronto-Dominion (The) Bank	8,143,505
194,092	U.S. Bancorp	7,878,194
158,513	Wells Fargo & Co.	7,665,689
		110,758,500

	Beverages — 2.6%
66,490	Anheuser-Busch InBev N.V., ADR	8,288,643
175,858	Coca-Cola (The) Co.	8,158,053
74,765	Diageo PLC, ADR	8,064,901
89,005	Dr Pepper Snapple Group, Inc.	7,958,827
79,105	PepsiCo, Inc.	8,106,680
		40,577,104

	Biotechnology — 1.1%
143,377	AbbVie, Inc.	8,189,694
54,642	Amgen, Inc.	8,192,475
		16,382,169

	Capital Markets — 0.5%
109,493	T. Rowe Price Group, Inc.	8,043,356

	Chemicals — 2.0%
57,096	Air Products and Chemicals, Inc.	8,224,679
124,389	E.I. du Pont de Nemours and Co.	7,876,312
87,957	Monsanto Co.	7,717,347

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
71,092	Praxair, Inc.	$8,136,479
		31,954,817

	Commercial Services & Supplies — 1.5%
166,730	Republic Services, Inc.	7,944,684
219,974	Tyco International PLC	8,075,246
136,753	Waste Management, Inc.	8,068,427
		24,088,357

	Communications Equipment — 1.6%
284,893	Cisco Systems, Inc.	8,110,904
102,244	Harris Corp.	7,960,718
109,841	Motorola Solutions, Inc.	8,314,963
		24,386,585

	Containers & Packaging — 1.0%
153,140	Bemis Co., Inc.	7,929,589
164,915	Sonoco Products Co.	8,009,922
		15,939,511

	Distributors — 0.5%
82,340	Genuine Parts Co.	8,181,302

	Diversified Financial Services — 0.5%
83,848	CME Group, Inc.	8,053,600

	Diversified Telecommunication Services — 1.6%
206,358	AT&T, Inc.	8,083,043
252,337	TELUS Corp.	8,208,522
150,287	Verizon Communications, Inc.	8,127,521
		24,419,086

	Electric Utilities — 10.5%
140,244	ALLETE, Inc.	7,863,481
123,942	American Electric Power Co., Inc.	8,229,749
197,235	Brookfield Infrastructure Partners L.P. (a)	8,309,511
168,894	Cleco Corp.	9,324,638
101,010	Duke Energy Corp.	8,149,487
112,512	Edison International	8,088,488
182,114	El Paso Electric Co.	8,355,390
242,190	Empire District Electric (The) Co.	8,004,379
140,055	Eversource Energy	8,170,809
248,033	Hawaiian Electric Industries, Inc.	8,036,269
108,297	IDACORP, Inc.	8,077,873
159,030	MGE Energy, Inc.	8,309,317
68,314	NextEra Energy, Inc.	8,084,279
285,107	OGE Energy Corp.	8,162,613
110,222	Pinnacle West Capital Corp.	8,274,366
203,546	Portland General Electric Co.	8,038,032
215,963	PPL Corp.	8,221,711
159,091	Southern (The) Co.	8,229,777

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
168,139	Westar Energy, Inc.	$8,341,376
195,642	Xcel Energy, Inc.	8,181,748
		164,453,293

	Electrical Equipment — 1.5%
126,112	Eaton Corp. PLC	7,889,567
146,067	Emerson Electric Co.	7,943,123
78,150	Hubbell, Inc.	8,278,430
		24,111,120

	Energy Equipment & Services — 0.5%
107,250	Schlumberger Ltd.	7,909,688

	Food & Staples Retailing — 1.6%
173,282	Sysco Corp.	8,097,468
118,171	Wal-Mart Stores, Inc.	8,093,532
185,013	Weis Markets, Inc.	8,336,685
		24,527,685

	Food Products — 3.1%
210,402	Archer-Daniels-Midland Co.	7,639,697
186,173	ConAgra Foods, Inc.	8,307,039
131,008	General Mills, Inc.	8,299,357
88,361	Hershey (The) Co.	8,137,164
106,387	Kellogg Co.	8,143,925
104,868	Kraft Heinz (The) Co.	8,238,430
		48,765,612

	Gas Utilities — 5.3%
124,839	AGL Resources, Inc.	8,132,013
112,603	Atmos Energy Corp.	8,361,899
122,132	Laclede Group (The), Inc.	8,274,443
228,046	New Jersey Resources Corp.	8,307,716
154,846	Northwest Natural Gas Co.	8,338,457
134,110	Piedmont Natural Gas Co., Inc.	8,023,801
326,744	Questar Corp.	8,103,251
290,270	South Jersey Industries, Inc.	8,258,182
203,446	UGI Corp.	8,196,839
115,119	WGL Holdings, Inc.	8,331,162
		82,327,763

	Health Care Equipment & Supplies — 0.5%
197,029	Abbott Laboratories	8,241,723

	Health Care Providers & Services — 1.6%
203,110	Owens & Minor, Inc.	8,209,706
176,872	Patterson Cos., Inc.	8,229,854
114,705	Quest Diagnostics, Inc.	8,195,673
		24,635,233

	Hotels, Restaurants & Leisure — 1.0%
52,036	Cracker Barrel Old Country Store, Inc.	7,944,336

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
64,865	McDonald’s Corp.	$8,152,233
		16,096,569

	Household Durables — 1.0%
201,247	Garmin Ltd.	8,041,830
168,481	Leggett & Platt, Inc.	8,154,481
		16,196,311

	Household Products — 2.0%
63,031	Clorox (The) Co.	7,945,688
114,021	Colgate-Palmolive Co.	8,055,584
59,392	Kimberly-Clark Corp.	7,988,818
96,395	Procter & Gamble (The) Co.	7,934,272
		31,924,362

	Industrial Conglomerates — 0.5%
48,727	3M Co.	8,119,380

	Insurance — 5.7%
182,114	Arthur J. Gallagher & Co.	8,100,431
102,535	Assurant, Inc.	7,910,575
145,894	Axis Capital Holdings Ltd.	8,091,281
66,155	Chubb Ltd.	7,882,368
123,150	Cincinnati Financial Corp.	8,049,084
124,147	Endurance Specialty Holdings Ltd.	8,111,765
87,143	Erie Indemnity Co., Class A	8,103,428
41,421	Everest Re Group, Ltd.	8,177,748
93,151	Hanover Insurance Group (The), Inc.	8,404,083
147,247	Mercury General Corp.	8,172,208
229,919	Progressive (The) Corp.	8,079,354
		89,082,325

	IT Services — 2.1%
90,235	Automatic Data Processing, Inc.	8,094,982
429,946	Infosys Ltd., ADR	8,177,573
54,027	International Business Machines Corp.	8,182,389
148,037	Paychex, Inc.	7,995,478
		32,450,422

	Leisure Products — 0.5%
246,373	Mattel, Inc.	8,283,060

	Machinery — 3.0%
105,843	Caterpillar, Inc.	8,101,223
97,091	Deere & Co.	7,475,036
121,397	Dover Corp.	7,809,469
78,946	Illinois Tool Works, Inc.	8,087,228
71,521	Parker-Hannifin Corp.	7,944,553
77,630	Stanley Black & Decker, Inc.	8,167,453
		47,584,962

	Media — 2.1%
98,580	Omnicom Group, Inc.	8,204,814

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
415,067	Shaw Communications, Inc., Class B	$8,014,944
203,446	Thomson Reuters Corp.	8,235,494
70,396	WPP PLC, ADR	8,196,206
		32,651,458

	Multiline Retail — 1.0%
167,626	Kohl’s Corp.	7,813,048
97,706	Target Corp.	8,039,250
		15,852,298

	Multi-Utilities — 7.3%
111,551	Alliant Energy Corp.	8,286,008
164,652	Ameren Corp.	8,249,065
201,296	Avista Corp.	8,208,851
137,768	Black Hills Corp.	8,283,990
194,366	CMS Energy Corp.	8,248,893
107,445	Consolidated Edison, Inc.	8,232,436
109,066	Dominion Resources, Inc.	8,193,038
90,334	DTE Energy Co.	8,189,680
420,714	MDU Resources Group, Inc.	8,187,094
175,709	Public Service Enterprise Group, Inc.	8,282,922
117,680	SCANA Corp.	8,255,252
292,150	TECO Energy, Inc.	8,042,890
162,161	Vectren Corp.	8,198,860
137,137	WEC Energy Group, Inc.	8,237,820
		115,096,799

	Oil, Gas & Consumable Fuels — 3.6%
83,272	Chevron Corp.	7,944,149
212,092	Enbridge, Inc.	8,252,500
96,060	Exxon Mobil Corp.	8,029,655
113,645	Occidental Petroleum Corp.	7,776,727
161,940	Royal Dutch Shell PLC, Class B, ADR	7,965,829
171,915	TOTAL S.A., ADR	7,808,379
216,829	TransCanada Corp.	8,523,548
		56,300,787

	Personal Products — 0.5%
180,156	Unilever PLC, ADR	8,139,448

	Pharmaceuticals — 5.1%
282,794	AstraZeneca PLC, ADR	7,963,479
128,097	Bristol-Myers Squibb Co.	8,182,836
114,341	Eli Lilly and Co.	8,233,695
200,935	GlaxoSmithKline PLC, ADR	8,147,914
74,853	Johnson & Johnson	8,099,095
152,127	Merck & Co., Inc.	8,049,040
108,995	Novartis AG, ADR	7,895,598
267,102	Pfizer, Inc.	7,916,903
200,673	Sanofi, ADR	8,059,028

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
148,116	Teva Pharmaceutical Industries Ltd., ADR	$7,925,687
		80,473,275

	Professional Services — 0.5%
154,423	Nielsen Holdings PLC	8,131,915

	Real Estate Investment Trusts — 2.6%
43,423	AvalonBay Communities, Inc.	8,259,054
52,137	Federal Realty Investment Trust	8,135,979
30,396	Public Storage	8,384,129
132,153	Realty Income Corp.	8,260,884
39,549	Simon Property Group, Inc.	8,213,932
		41,253,978

	Road & Rail — 1.0%
95,557	Norfolk Southern Corp.	7,955,120
95,623	Union Pacific Corp.	7,606,810
		15,561,930

	Semiconductors & Semiconductor Equipment — 3.6%
136,483	Analog Devices, Inc.	8,078,429
248,331	Intel Corp.	8,033,508
181,121	Linear Technology Corp.	8,070,752
164,751	Microchip Technology, Inc.	7,940,998
153,831	QUALCOMM, Inc.	7,866,917
309,749	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,115,424
140,840	Texas Instruments, Inc.	8,087,033
		56,193,061

	Software — 1.0%
258,426	CA, Inc.	7,956,937
149,113	Microsoft Corp.	8,235,511
		16,192,448

	Technology Hardware, Storage & Peripherals — 0.5%
265,062	Canon, Inc., ADR	7,904,149

	Textiles, Apparel & Luxury Goods — 0.5%
120,778	VF Corp.	7,821,583

	Thrifts & Mortgage Finance — 1.0%
608,899	Capitol Federal Financial, Inc.	8,074,001
598,015	Northwest Bancshares, Inc.	8,079,182
		16,153,183

	Tobacco — 2.1%
130,143	Altria Group, Inc.	8,154,761
70,396	British American Tobacco PLC, ADR	8,229,996
81,473	Philip Morris International, Inc.	7,993,316

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco (Continued)
158,301	Reynolds American, Inc.	$7,964,123
		32,342,196

	Trading Companies & Distributors — 1.6%
161,052	Fastenal Co.	7,891,548
107,264	MSC Industrial Direct Co., Inc., Class A	8,185,316
61,420	Watsco, Inc.	8,275,731
		24,352,595

	Water Utilities — 1.0%
206,051	American States Water Co.	8,110,167
255,289	Aqua America, Inc.	8,123,296
		16,233,463

	Total Investments — 99.9%	1,569,744,861
	(Cost $1,415,135,915) (b)
	Net Other Assets and Liabilities — 0.1%	1,159,489
	Net Assets — 100.0%	$1,570,904,350

(a)	Master Limited Partnership (“MLP”).
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $170,158,630 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,549,684.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$1,569,744,861	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 3.1%
5,381	Elbit Systems Ltd.	$504,684
8,109	HEICO Corp.	487,594
4,165	Honeywell International, Inc.	466,688
		1,458,966

	Airlines — 1.3%
12,936	Hawaiian Holdings, Inc. (a)	610,450

	Beverages — 4.2%
2,235	Coca-Cola Bottling Co. Consolidated	357,064
3,203	Constellation Brands, Inc., Class A	483,941
5,189	Dr Pepper Snapple Group, Inc.	464,000
16,436	National Beverage Corp. (a)	695,572
		2,000,577

	Commercial Services & Supplies — 3.2%
5,345	Cintas Corp.	480,034
15,264	Healthcare Services Group, Inc.	561,868
8,267	Waste Management, Inc.	487,753
		1,529,655

	Communications Equipment — 0.8%
4,806	Harris Corp.	374,195

	Construction & Engineering — 1.0%
10,187	EMCOR Group, Inc.	495,088

	Containers & Packaging — 2.1%
6,275	AptarGroup, Inc.	492,023
9,260	Bemis Co., Inc.	479,483
		971,506

	Diversified Financial Services — 2.2%
2,217	Intercontinental Exchange, Inc.	521,305
7,983	Nasdaq, Inc.	529,912
		1,051,217

	Diversified Telecommunication Services — 1.1%
27,143	General Communication, Inc., Class A (a)	497,260

	Electric Utilities — 6.2%
7,493	American Electric Power Co., Inc.	497,535
15,440	Great Plains Energy, Inc.	497,940
8,603	MGE Energy, Inc.	449,507
4,129	NextEra Energy, Inc.	488,626
12,305	Portland General Electric Co.	485,924
11,828	Xcel Energy, Inc.	494,647
		2,914,179

	Electrical Equipment — 1.1%
2,413	Acuity Brands, Inc.	526,372

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 3.1%
20,430	Orbotech Ltd. (a)	$485,825
6,284	Tech Data Corp. (a)	482,423
9,198	Universal Display Corp. (a)	497,612
		1,465,860

	Food Products — 4.1%
14,106	B&G Foods, Inc.	491,030
11,256	ConAgra Foods, Inc.	502,243
3,453	J.M. Smucker (The) Co.	448,337
4,532	Lancaster Colony Corp.	501,103
		1,942,713

	Gas Utilities — 2.1%
6,808	Atmos Energy Corp.	505,562
7,502	Southwest Gas Corp.	494,007
		999,569

	Health Care Equipment & Supplies — 7.2%
2,792	Becton, Dickinson and Co.	423,882
6,875	Edwards Lifesciences Corp. (a)	606,444
12,698	Hologic, Inc. (a)	438,081
6,127	STERIS PLC	435,323
4,631	Stryker Corp.	496,860
3,201	Teleflex, Inc.	502,589
4,654	Zimmer Biomet Holdings, Inc.	496,256
		3,399,435

	Health Care Providers & Services — 1.1%
10,695	Patterson Cos., Inc.	497,638

	Hotels, Restaurants & Leisure — 5.5%
3,393	Churchill Downs, Inc.	501,757
3,807	Domino’s Pizza, Inc.	501,991
15,346	Sonic Corp.	539,565
9,213	Starbucks Corp.	550,016
11,450	Texas Roadhouse, Inc.	498,991
		2,592,320

	Household Durables — 2.1%
298	NVR, Inc. (a)	516,255
7,850	Universal Electronics, Inc. (a)	486,622
		1,002,877

	Household Products — 2.9%
3,799	Clorox (The) Co.	478,902
3,337	Kimberly-Clark Corp.	448,860
4,142	WD-40 Co.	447,377
		1,375,139

	Industrial Conglomerates — 1.0%
2,947	3M Co.	491,059

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 3.0%
6,523	American Financial Group, Inc.	$459,024
10,257	Aspen Insurance Holdings Ltd.	489,259
12,909	Selective Insurance Group, Inc.	472,598
		1,420,881

	Internet & Catalog Retail — 1.9%
765	Amazon.com, Inc. (a)	454,135
9,958	Ctrip.com International Ltd., ADR (a)	440,741
		894,876

	Internet Software & Services — 2.8%
603	Alphabet, Inc., Class C (a)	449,205
6,152	j2 Global, Inc.	378,840
5,793	VeriSign, Inc. (a)	512,912
		1,340,957

	IT Services — 6.6%
5,455	Automatic Data Processing, Inc.	489,368
16,410	Booz Allen Hamilton Holding Corp.	496,895
7,805	Broadridge Financial Solutions, Inc.	462,914
13,999	CSG Systems International, Inc.	632,195
5,947	Fiserv, Inc. (a)	610,043
6,263	Global Payments, Inc.	408,974
		3,100,389

	Leisure Products — 2.1%
6,237	Hasbro, Inc.	499,584
19,351	Smith & Wesson Holding Corp. (a)	515,123
		1,014,707

	Life Sciences Tools & Services — 1.0%
6,005	Charles River Laboratories International, Inc. (a)	456,020

	Media — 0.9%
19,493	Interpublic Group of Cos. (The), Inc.	447,364

	Metals & Mining — 1.0%
13,340	Worthington Industries, Inc.	475,438

	Multiline Retail — 1.0%
5,738	Dollar General Corp.	491,173

	Multi-Utilities — 4.2%
12,169	Avista Corp.	496,252
11,752	CMS Energy Corp.	498,755
9,804	Vectren Corp.	495,690
8,293	WEC Energy Group, Inc.	498,160
		1,988,857

	Professional Services — 1.1%
4,756	Equifax, Inc.	543,563

	Real Estate Investment Trusts — 4.3%
2,029	Essex Property Trust, Inc.	474,502
3,280	Federal Realty Investment Trust	511,844
16,688	General Growth Properties, Inc.	496,134

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
2,023	Public Storage	$558,004
		2,040,484

	Software — 4.2%
5,291	Adobe Systems, Inc. (a)	496,296
4,942	Fair Isaac Corp.	524,297
9,016	Microsoft Corp.	497,954
6,273	salesforce.com, Inc. (a)	463,135
		1,981,682

	Specialty Retail — 5.3%
752	AutoZone, Inc. (a)	599,111
4,004	Home Depot (The), Inc.	534,253
5,785	Lowe’s Cos., Inc.	438,214
1,912	O’Reilly Automotive, Inc. (a)	523,238
7,542	Ross Stores, Inc.	436,682
		2,531,498

	Textiles, Apparel & Luxury Goods — 0.9%
6,873	NIKE, Inc., Class B	422,483

	Tobacco — 1.2%
10,908	Reynolds American, Inc.	548,782

	Water Utilities — 2.0%
6,583	American Water Works Co., Inc.	453,766
16,395	York Water (The) Co.	500,376
		954,142

	Wireless Telecommunication Services — 1.1%
19,255	Shenandoah Telecommunications Co.	515,071

	Total Investments — 100.0%	47,364,442
	(Cost $45,256,072) (b)
	Net Other Assets and Liabilities — (0.0)%	(16,349)
	Net Assets — 100.0%	$47,348,093

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,622,387 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $514,017.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$47,364,442	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

March 31, 2016 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of nineteen exchange-traded funds. This report covers the nine funds listed below:

First Trust Dow Jones Select MicroCap Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDM”)

First Trust Morningstar Dividend Leaders Index Fund – (NYSE Arca ticker “FDL”)

First Trust US IPO Index Fund – (NYSE Arca ticker “FPX”)

First Trust NYSE Arca Biotechnology Index Fund – (NYSE Arca ticker “FBT”)

First Trust Dow Jones Internet Index Fund – (NYSE Arca ticker “FDN”)

First Trust Capital Strength ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTCS”)

First Trust Total US Market AlphaDEX® ETF – (Nasdaq ticker “TUSA”)

First Trust Value Line® Dividend Index Fund – (NYSE Arca ticker “FVD”)

First Trust Value Line® 100 Exchange-Traded Fund – (NYSE Arca ticker “FVL”)

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial-Services Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2016 (Unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2016, is included with each Fund’s Portfolio of Investments.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2016 (Unaudited)

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2016, only FPX, FBT and FDN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2016 (Unaudited)

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2016 through March 31, 2016), were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2016 (Unaudited)

Licensing Information

The “Dow Jones Internet Composite IndexSM” and “Dow Jones Select MicroCap IndexSM” are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by First Trust. Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing marks have been licensed to SPDJI and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones or their respective affiliates. SPDJI, Dow Jones and their respective affiliates make no representation or warranty, express or implied, to the owners of the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund particularly.

MORNINGSTAR, INC. (“MORNINGSTAR”), DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OR USERS OF THE FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITIES OF SUCH DAMAGES.

The First Trust US IPO Index Fund is not sponsored, endorsed, sold or promoted by IPOX®. IPOX® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX®’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX® and of the U.S. IPOX® 100 Index, which is determined, composed and calculated by IPOX® without regard to First Trust or the Fund. IPOX® IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX® SCHUSTER LLC AND IPOX® SCHUSTER AND IPOX®-100 ARE TRADEMARKS AND SERVICE MARKS OF IPOX® SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX® SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX® INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

The NYSE Arca Biotechnology IndexSM is a trademark of the NYSE Group, Inc. (“NYSE”) or its affiliates and is licensed for use by First Trust Advisors L.P. The First Trust NYSE Arca Biotechnology Index Fund is not sponsored or endorsed by NYSE. NYSE makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund. NYSE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NYSE MAKES NO WARRANTY, EXPRESSED OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE.

The First Trust Capital Strength ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of The Capital Strength IndexTM to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Fund is in the licensing of The Capital Strength IndexTM, and certain trade names of the Corporations and the use of The Capital Strength IndexTM, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Fund.

The Total US Market AlphaDEX® ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”). Nasdaq makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ AlphaDEX® Total US Market Index to track general stock market performance or a segment of the same. Nasdaq’s only relationship to First Trust is in the licensing of certain trademarks and trade names of Nasdaq and of the NASDAQ AlphaDEX® Total US Market Index, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Fund. Nasdaq is not responsible for and has not reviewed the Fund nor any associated literature or publications and makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Nasdaq reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the NASDAQ AlphaDEX® Total US Market Index. Nasdaq has no obligation or liability in connection with the administration, marketing or trading of the Fund. NASDAQ DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NASDAQ ALPHADEX® TOTAL US MARKET INDEX OR ANY DATA INCLUDED THEREIN AND NASDAQ SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NASDAQ MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, INVESTORS, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ ALPHADEX® TOTAL US MARKET INDEX OR ANY DATA INCLUDED THEREIN.

Additional Information (Continued)

First Trust Exchange-Traded Fund

March 31, 2016 (Unaudited)

VALUE LINE PUBLISHING LLC’S (“VLP”) ONLY RELATIONSHIP TO FIRST TRUST IS VLP’S LICENSING TO FIRST TRUST OF CERTAIN VLP TRADEMARKS AND TRADE NAMES AND THE VALUE LINE® EQUITY ALLOCATION INDEX, THE VALUE LINE® DIVIDEND INDEX AND VALUE LINE® 100 INDEX (THE “INDEXES”), WHICH ARE COMPOSED BY VLP WITHOUT REGARD TO FIRST TRUST, THE FIRST TRUST VALUE LINE® DIVIDEND INDEX FUND AND THE FIRST TRUST VALUE LINE® 100 EXCHANGE-TRADED FUND (THE “PRODUCTS”) OR ANY INVESTOR. VLP HAS NO OBLIGATION TO TAKE THE NEEDS OF FIRST TRUST OR ANY INVESTOR IN THE PRODUCTS INTO CONSIDERATION IN COMPOSING THE INDEXES.

VALUE LINE IS A REGISTERED TRADEMARK OF VALUE LINE, INC. THAT IS LICENSED TO FIRST TRUST. THE PRODUCTS ARE NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING LLC, VALUE LINE, INC., OR ANY OF THEIR AFFILIATES. FIRST TRUST IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Airlines — 0.9%
91,184	American Airlines Group, Inc.	$3,739,456

	Automobiles — 1.0%
17,019	Tesla Motors, Inc. (a) (b)	3,910,456

	Beverages — 1.0%
29,011	Monster Beverage Corp. (b)	3,869,487

	Biotechnology — 9.2%
30,837	Alexion Pharmaceuticals, Inc. (b)	4,293,127
27,221	Amgen, Inc.	4,081,244
15,794	Biogen, Inc. (b)	4,111,494
48,937	BioMarin Pharmaceutical, Inc. (b)	4,036,324
40,108	Celgene Corp. (b)	4,014,410
43,880	Gilead Sciences, Inc.	4,030,817
60,873	Incyte Corp. (b)	4,411,466
10,868	Regeneron Pharmaceuticals, Inc. (b)	3,917,262
48,000	Vertex Pharmaceuticals, Inc. (b)	3,815,520
		36,711,664

	Commercial Services & Supplies — 1.0%
32,440	Stericycle, Inc. (b)	4,093,604

	Communications Equipment — 1.0%
139,815	Cisco Systems, Inc.	3,980,533

	Diversified Telecommunication Services — 1.0%
39,942	SBA Communications Corp., Class A (b)	4,000,990

	Food & Staples Retailing — 2.9%
25,863	Costco Wholesale Corp.	4,075,492
47,188	Walgreens Boots Alliance, Inc.	3,975,117
118,522	Whole Foods Market, Inc.	3,687,219
		11,737,828

	Food Products — 2.0%
51,235	Kraft Heinz (The) Co.	4,025,022
97,227	Mondelez International, Inc., Class A	3,900,747
		7,925,769

	Health Care Equipment & Supplies — 1.0%
6,793	Intuitive Surgical, Inc. (b)	4,082,933

	Health Care Providers & Services — 2.0%
57,017	Express Scripts Holding Co. (b)	3,916,498
23,631	Henry Schein, Inc. (b)	4,079,419
		7,995,917

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology — 1.0%
74,065	Cerner Corp. (b)	$3,922,482

	Hotels, Restaurants & Leisure — 3.0%
54,142	Marriott International, Inc., Class A (a)	3,853,827
75,518	Norwegian Cruise Line Holdings Ltd. (b)	4,175,390
66,348	Starbucks Corp.	3,960,976
		11,990,193

	Internet & Catalog Retail — 8.0%
7,175	Amazon.com, Inc. (b)	4,259,367
91,014	Ctrip.com International Ltd., ADR (a) (b)	4,028,280
35,947	Expedia, Inc.	3,875,805
146,270	JD.com, Inc., ADR (b)	3,876,155
78,999	Liberty Interactive Corp., Class A (b)	1,994,725
50,781	Liberty Ventures, Series A (b)	1,986,553
39,172	Netflix, Inc. (b)	4,004,553
2,946	Priceline Group (The), Inc. (b)	3,797,276
61,592	TripAdvisor, Inc. (b)	4,095,868
		31,918,582

	Internet Software & Services — 7.0%
70,794	Akamai Technologies, Inc. (b)	3,934,023
2,621	Alphabet, Inc., Class A (b)	1,999,561
2,685	Alphabet, Inc., Class C (b)	2,000,191
21,077	Baidu, Inc., ADR (b)	4,023,178
166,637	eBay, Inc. (b)	3,975,959
35,541	Facebook, Inc., Class A (b)	4,055,228
26,792	NetEase, Inc., ADR	3,846,795
112,624	Yahoo!, Inc. (b)	4,145,689
		27,980,624

	IT Services — 5.0%
44,687	Automatic Data Processing, Inc.	4,008,871
66,852	Cognizant Technology Solutions Corp., Class A (b)	4,191,620
38,994	Fiserv, Inc. (b)	4,000,005
73,366	Paychex, Inc.	3,962,498
100,507	PayPal Holdings, Inc. (b)	3,879,570
		20,042,564

	Leisure Products — 1.0%
120,836	Mattel, Inc. (a)	4,062,506

	Life Sciences Tools & Services — 1.1%
26,365	Illumina, Inc. (b)	4,274,030

	Machinery — 1.0%
71,783	PACCAR, Inc.	3,925,812

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media — 8.9%
19,707	Charter Communications, Inc., Class A (a) (b)	$3,989,288
66,281	Comcast Corp., Class A	4,048,443
67,318	Discovery Communications, Inc., Class A (b)	1,927,314
70,732	Discovery Communications, Inc., Class C (b)	1,909,764
80,622	DISH Network Corp., Class A (b)	3,729,574
53,411	Liberty Global PLC, Series C (b)	2,006,117
52,051	Liberty Global PLC, Class A (b)	2,003,964
51,320	Liberty Media Corp., Class A (b)	1,982,492
52,926	Liberty Media Corp., Class C (b)	2,015,951
1,002,781	Sirius XM Holdings, Inc. (b)	3,960,985
70,156	Twenty-First Century Fox, Inc., Class A	1,955,949
70,255	Twenty-First Century Fox, Inc., Class B	1,981,191
95,538	Viacom, Inc., Class B	3,943,809
		35,454,841

	Multiline Retail — 1.0%
49,500	Dollar Tree, Inc. (b)	4,081,770

	Pharmaceuticals — 2.0%
132,741	Endo International PLC (b)	3,736,659
87,925	Mylan N.V. (b)	4,075,324
		7,811,983

	Professional Services — 1.0%
51,124	Verisk Analytics, Inc. (b)	4,085,830

	Road & Rail — 1.0%
146,594	CSX Corp.	3,774,795

	Semiconductors & Semiconductor Equipment — 14.0%
67,124	Analog Devices, Inc.	3,973,070
193,313	Applied Materials, Inc.	4,094,369
25,976	Broadcom Ltd.	4,013,292
121,206	Intel Corp.	3,921,014
49,874	Lam Research Corp.	4,119,592
88,892	Linear Technology Corp.	3,961,028
112,273	Maxim Integrated Products, Inc.	4,129,401
355,565	Micron Technology, Inc. (b)	3,722,766
117,154	NVIDIA Corp.	4,174,197
47,506	NXP Semiconductors N.V. (b)	3,851,311
76,779	QUALCOMM, Inc.	3,926,478
51,428	Skyworks Solutions, Inc.	4,006,241
69,382	Texas Instruments, Inc.	3,983,914
83,443	Xilinx, Inc.	3,957,702
		55,834,375

	Software — 10.1%
123,012	Activision Blizzard, Inc.	4,162,726
42,400	Adobe Systems, Inc. (b)	3,977,120

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
68,516	Autodesk, Inc. (b)	$3,995,168
128,854	CA, Inc.	3,967,415
47,733	Check Point Software Technologies Ltd. (a) (b)	4,175,206
51,395	Citrix Systems, Inc. (b)	4,038,619
61,582	Electronic Arts, Inc. (b)	4,071,186
38,830	Intuit, Inc.	4,038,708
74,051	Microsoft Corp.	4,089,837
212,956	Symantec Corp.	3,914,131
		40,430,116

	Specialty Retail — 5.0%
78,435	Bed Bath & Beyond, Inc. (b)	3,893,514
14,751	O’Reilly Automotive, Inc. (b)	4,036,759
66,797	Ross Stores, Inc.	3,867,546
44,350	Tractor Supply Co.	4,011,901
20,695	Ulta Salon, Cosmetics & Fragrance, Inc. (b)	4,009,449
		19,819,169

	Technology Hardware, Storage & Peripherals — 3.9%
37,396	Apple, Inc.	4,075,790
145,411	NetApp, Inc.	3,968,266
108,313	Seagate Technology PLC (a)	3,731,383
80,803	Western Digital Corp.	3,817,134
		15,592,573

	Trading Companies & Distributors — 1.0%
80,755	Fastenal Co. (a)	3,956,995

	Wireless Telecommunication Services — 2.0%
107,258	T-Mobile US, Inc. (b)	4,107,982
125,507	Vodafone Group PLC, ADR	4,022,499
		8,130,481
	Total Common Stocks — 100.0%	399,138,358
	(Cost $409,783,600)

	Money Market Funds — 1.9%
7,777,200	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.19% (c) (d)	7,777,200
	(Cost $7,777,200)

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 4.0%
$15,862,224	RBC Capital Markets LLC, 0.25% (c), dated 03/31/16, due 04/01/16, with a maturity value of $15,862,334. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.125%, due 05/31/20 to 01/31/23. The value of the collateral including accrued interest is $16,239,250. (d)	$15,862,224
	(Cost $15,862,224)

	Total Investments — 105.9%	422,777,782
	(Cost $433,423,024) (e)
	Net Other Assets and Liabilities — (5.9)%	(23,605,972)
	Net Assets — 100.0%	$399,171,810

(a)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $23,174,638 and the total value of the collateral held by the Fund is $23,639,424.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of March 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $34,638,034 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $45,283,276.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$399,138,358	$—	$—
Money Market Funds	7,777,200	—	—
Repurchase Agreements	—	15,862,224	—
Total Investments	$406,915,558	$15,862,224	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 2.8%
283,519	Cisco Systems, Inc.	$8,071,786

	Health Care Technology — 2.8%
150,189	Cerner Corp. (a)	7,954,009

	Internet Software & Services — 17.2%
143,559	Akamai Technologies, Inc. (a)	7,977,574
5,316	Alphabet, Inc., Class A (a)	4,055,576
5,445	Alphabet, Inc., Class C (a)	4,056,253
42,742	Baidu, Inc., ADR (a)	8,158,593
72,069	Facebook, Inc., Class A (a)	8,223,073
54,330	NetEase, Inc., ADR	7,800,701
228,379	Yahoo!, Inc. (a)	8,406,631
		48,678,401

	IT Services — 3.0%
135,563	Cognizant Technology Solutions Corp., Class A (a)	8,499,800

	Semiconductors & Semiconductor Equipment — 40.0%
136,114	Analog Devices, Inc.	8,056,588
392,001	Applied Materials, Inc.	8,302,581
52,673	Broadcom Ltd.	8,137,979
245,781	Intel Corp.	7,951,015
101,135	Lam Research Corp.	8,353,751
180,254	Linear Technology Corp.	8,032,118
227,667	Maxim Integrated Products, Inc.	8,373,592
721,015	Micron Technology, Inc. (a)	7,549,027
237,566	NVIDIA Corp.	8,464,477
96,331	NXP Semiconductors N.V. (a)	7,809,554
155,691	QUALCOMM, Inc.	7,962,038
104,286	Skyworks Solutions, Inc.	8,123,879
140,692	Texas Instruments, Inc.	8,078,535
169,204	Xilinx, Inc.	8,025,346
		113,220,480

	Software — 23.0%
85,978	Adobe Systems, Inc. (a)	8,064,736
138,940	Autodesk, Inc. (a)	8,101,591
261,292	CA, Inc.	8,045,181
96,796	Check Point Software Technologies Ltd. (a)	8,466,746
104,218	Citrix Systems, Inc. (a)	8,189,451
78,738	Intuit, Inc.	8,189,539
150,161	Microsoft Corp.	8,293,392
431,834	Symantec Corp.	7,937,109
		65,287,745

	Technology Hardware, Storage & Peripherals — 11.2%
75,832	Apple, Inc.	8,264,930
294,864	NetApp, Inc.	8,046,838
219,637	Seagate Technology PLC	7,566,495

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
163,854	Western Digital Corp.	$7,740,463
		31,618,726

	Total Investments — 100.0%	283,330,947
	(Cost $270,841,101) (b)
	Net Other Assets and Liabilities — 0.0%	34,059
	Net Assets — 100.0%	$283,365,006

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $33,637,639 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,147,793.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$283,330,947	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.9%
	Airlines — 1.4%
56,445	American Airlines Group, Inc.	$2,314,809

	Automobiles — 1.5%
10,457	Tesla Motors, Inc. (b) (c)	2,402,705

	Beverages — 1.5%
17,788	Monster Beverage Corp. (c)	2,372,563

	Biotechnology — 14.1%
18,896	Alexion Pharmaceuticals, Inc. (c)	2,630,701
16,717	Amgen, Inc.	2,506,380
9,745	Biogen, Inc. (c)	2,536,818
30,281	BioMarin Pharmaceutical, Inc. (c)	2,497,577
24,608	Celgene Corp. (c)	2,463,015
26,978	Gilead Sciences, Inc.	2,478,199
37,235	Incyte Corp. (c)	2,698,420
6,632	Regeneron Pharmaceuticals, Inc. (c)	2,390,438
29,548	Vertex Pharmaceuticals, Inc. (c)	2,348,771
		22,550,319

	Commercial Services & Supplies — 1.6%
19,915	Stericycle, Inc. (c)	2,513,074

	Diversified Telecommunication Services — 1.5%
24,698	SBA Communications Corp., Class A (c)	2,473,999

	Food & Staples Retailing — 4.5%
15,879	Costco Wholesale Corp.	2,502,213
29,053	Walgreens Boots Alliance, Inc.	2,447,425
72,741	Whole Foods Market, Inc.	2,262,972
		7,212,610

	Food Products — 3.1%
31,543	Kraft Heinz (The) Co.	2,478,018
59,618	Mondelez International, Inc., Class A	2,391,874
		4,869,892

	Health Care Equipment & Supplies — 1.6%
4,193	Intuitive Surgical, Inc. (c)	2,520,203

	Health Care Providers & Services — 3.1%
35,252	Express Scripts Holding Co. (c)	2,421,460
14,479	Henry Schein, Inc. (c)	2,499,510
		4,920,970

	Hotels, Restaurants & Leisure — 4.6%
33,167	Marriott International, Inc., Class A (b)	2,360,827

Shares	Description	Value

	Common Stocks (a) (Continued)
	Hotels, Restaurants & Leisure (Continued)
46,370	Norwegian Cruise Line Holdings Ltd. (c)	$2,563,798
40,413	Starbucks Corp.	2,412,656
		7,337,281

	Internet & Catalog Retail — 12.3%
4,435	Amazon.com, Inc. (c)	2,632,793
56,145	Ctrip.com International Ltd., ADR (b) (c)	2,484,978
22,202	Expedia, Inc.	2,393,820
90,426	JD.com, Inc., ADR (c)	2,396,289
48,374	Liberty Interactive Corp., Class A (c)	1,221,443
31,340	Liberty Ventures, Series A (c)	1,226,021
23,970	Netflix, Inc. (c)	2,450,453
1,813	Priceline Group (The), Inc. (c)	2,336,884
38,081	TripAdvisor, Inc. (c)	2,532,387
		19,675,068

	Internet Software & Services — 1.5%
102,375	eBay, Inc. (c)	2,442,668

	IT Services — 6.1%
27,569	Automatic Data Processing, Inc.	2,473,215
24,047	Fiserv, Inc. (c)	2,466,741
45,134	Paychex, Inc.	2,437,687
62,031	PayPal Holdings, Inc. (c)	2,394,397
		9,772,040

	Leisure Products — 1.5%
73,479	Mattel, Inc. (b)	2,470,364

	Life Sciences Tools & Services — 1.7%
16,292	Illumina, Inc. (c)	2,641,096

	Machinery — 1.5%
44,525	PACCAR, Inc.	2,435,072

	Media — 13.7%
12,075	Charter Communications, Inc., Class A (b) (c)	2,444,342
40,694	Comcast Corp., Class A	2,485,590
41,476	Discovery Communications, Inc., Class A (c)	1,187,458
43,747	Discovery Communications, Inc., Class C (c)	1,181,169
49,427	DISH Network Corp., Class A (c)	2,286,493
32,085	Liberty Global PLC, Class A (c)	1,235,272
32,911	Liberty Global PLC, Series C (c)	1,236,137
31,543	Liberty Media Corp., Class A (c)	1,218,506
32,606	Liberty Media Corp., Class C (c)	1,241,963
618,025	Sirius XM Holdings, Inc. (b) (c)	2,441,199

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Media (Continued)
43,156	Twenty-First Century Fox, Inc., Class A	$1,203,189
43,249	Twenty-First Century Fox, Inc., Class B	1,219,622
59,603	Viacom, Inc., Class B	2,460,412
		21,841,352

	Multiline Retail — 1.6%
30,273	Dollar Tree, Inc. (c)	2,496,312

	Pharmaceuticals — 3.0%
80,692	Endo International PLC (c)	2,271,480
54,221	Mylan N.V. (c)	2,513,143
		4,784,623

	Professional Services — 1.6%
31,382	Verisk Analytics, Inc. (c)	2,508,049

	Road & Rail — 1.5%
90,392	CSX Corp.	2,327,594

	Software — 3.2%
76,008	Activision Blizzard, Inc.	2,572,111
37,738	Electronic Arts, Inc. (c)	2,494,859
		5,066,970

	Specialty Retail — 7.6%
48,335	Bed Bath & Beyond, Inc. (c)	2,399,349
9,057	O’Reilly Automotive, Inc. (c)	2,478,539
41,097	Ross Stores, Inc.	2,379,516
27,309	Tractor Supply Co.	2,470,372
12,762	Ulta Salon, Cosmetics & Fragrance, Inc. (c)	2,472,510
		12,200,286

	Trading Companies & Distributors — 1.5%
49,792	Fastenal Co. (b)	2,439,808

	Wireless Telecommunication Services — 3.1%
65,983	T-Mobile US, Inc. (c)	2,527,149

Shares	Description	Value

	Common Stocks (a) (Continued)
	Wireless Telecommunication Services (Continued)
76,984	Vodafone Group PLC, ADR	$2,467,337
		4,994,486
	Total Common Stocks — 99.9%	159,584,213
	(Cost $156,796,206)

	Money Market Funds — 2.4%
3,736,939	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.19% (d) (e)	3,736,939
158,009	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (d)	158,009
	Total Money Market Funds — 2.4%	3,894,948
	(Cost $3,894,948)

Principal Value	Description	Value

	Repurchase Agreements — 4.8%
$7,621,788	RBC Capital Markets LLC, 0.25% (d), dated 03/31/16, due 04/01/16, with a maturity value of $7,621,841. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.125%, due 05/31/20 to 01/31/23. The value of the collateral including accrued interest is $7,802,949. (e)	7,621,788
	(Cost $7,621,788)

	Total Investments — 107.1%	171,100,949
	(Cost $168,312,942) (f)
	Net Other Assets and Liabilities — (7.1)%	(11,409,215)
	Net Assets — 100.0%	$159,691,734

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

(a)	The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $11,104,930 and the total value of the collateral held by the Fund is $11,358,727.
(c)	Non-income producing security.
(d)	Interest rate shown reflects yield as of March 31, 2016.
(e)	This security serves as collateral for securities on loan.
(f)

Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,206,312 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,418,305.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$159,584,213	$—	$—
Money Market Funds	3,894,948	—	—
Repurchase Agreements	—	7,621,788	—
Total Investments	$163,479,161	$7,621,788	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 4.0%
58,018	Hexcel Corp.	$2,535,967

	Automobiles — 9.1%
24,987	Tesla Motors, Inc. (a) (b)	5,741,263

	Electrical Equipment — 14.0%
22,900	Acuity Brands, Inc.	4,995,406
155,932	Ballard Power Systems, Inc. (a) (b)	218,305
28,218	FuelCell Energy, Inc. (a) (b)	191,036
178,946	Plug Power, Inc. (a) (b)	366,839
97,348	SolarCity Corp. (a) (b)	2,392,814
100,499	Sunrun, Inc. (a) (b)	651,233
		8,815,633

	Electronic Equipment, Instruments & Components — 10.1%
166,602	AVX Corp.	2,094,187
37,679	Itron, Inc. (b)	1,571,968
31,666	Maxwell Technologies, Inc. (b)	188,096
46,554	Universal Display Corp. (b)	2,518,571
		6,372,822

	Independent Power and Renewable Electricity Producers — 12.0%
19,892	8point3 Energy Partners L.P. (a) (c)	292,412
99,639	Abengoa Yield PLC (a)	1,771,582
40,176	NextEra Energy Partners, L.P. (c)	1,092,386
48,830	Ormat Technologies, Inc.	2,013,749
74,213	Pattern Energy Group, Inc.	1,415,242
116,037	TerraForm Global, Inc., Class A	276,168
79,571	TerraForm Power, Inc., Class A (a)	688,289
		7,549,828

	Internet Software & Services — 0.6%
51,519	OPOWER, Inc. (a) (b)	350,844

	Oil, Gas & Consumable Fuels — 2.3%
204,050	Amyris, Inc. (a) (b)	226,495
38,252	Green Plains, Inc.	610,502
38,754	Pacific Ethanol, Inc. (b)	181,369
46,090	Renewable Energy Group, Inc. (b)	435,090
		1,453,456

	Real Estate Investment Trusts — 1.1%
36,797	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	707,238

	Semiconductors & Semiconductor Equipment — 45.1%
39,621	Advanced Energy Industries, Inc. (b)	1,378,415
55,642	Canadian Solar, Inc. (b)	1,072,778
75,548	Cree, Inc. (a) (b)	2,198,447
66,729	First Solar, Inc. (b)	4,568,935
31,360	IXYS Corp.	351,859

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
40,054	JA Solar Holdings Co., Ltd., ADR (a) (b)	$344,865
22,341	JinkoSolar Holding Co., Ltd., ADR (a) (b)	467,150
109,945	Linear Technology Corp.	4,899,149
100,729	Microsemi Corp. (b)	3,858,928
285,805	ON Semiconductor Corp. (b)	2,740,870
28,556	Power Integrations, Inc.	1,418,091
39,988	SolarEdge Technologies, Inc. (a) (b)	1,005,298
315,107	SunEdison, Inc. (a) (b)	170,221
101,520	SunPower Corp. (a) (b)	2,267,957
85,224	Trina Solar Ltd., ADR (a) (b)	847,126
39,741	Veeco Instruments, Inc. (b)	774,155
		28,364,244

	Software — 1.6%
30,620	EnerNOC, Inc. (b)	229,038
50,332	Silver Spring Networks, Inc. (b)	742,397
		971,435
	Total Common Stocks — 99.9%	62,862,730
	(Cost $77,850,962)

	Money Market Funds — 6.5%
4,050,637	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.19% (d) (e)	4,050,637
	(Cost $4,050,637)

Principal Value	Description	Value

	Repurchase Agreements — 13.1%
$8,261,600	RBC Capital Markets LLC, 0.25% (d), dated 03/31/16, due 04/01/16, with a maturity value of $8,261,657. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.125%, due 05/31/20 to 01/31/23. The value of the collateral including accrued interest is $8,457,968. (e)	8,261,600
	(Cost $8,261,600)

	Total Investments — 119.5%	75,174,967
	(Cost $90,163,199) (f)
	Net Other Assets and Liabilities — (19.5)%	(12,261,281)
	Net Assets — 100.0%	$62,913,686

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

(a)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $12,028,655 and the total value of the collateral held by the Fund is $12,312,237.
(b)	Non-income producing security.
(c)	Master Limited Partnership (“MLP”).
(d)	Interest rate shown reflects yield as of March 31, 2016.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,926,198 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,914,430.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$62,862,730	$—	$—
Money Market Funds	4,050,637	—	—
Repurchase Agreements	—	8,261,600	—
Total Investments	$66,913,367	$8,261,600	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.5%
	Diversified REITs — 8.2%
12,529	American Assets Trust, Inc.	$500,158
9,395	Armada Hoffler Properties, Inc.	105,694
63,706	Cousins Properties, Inc.	661,268
109,702	Duke Realty Corp.	2,472,683
37,247	Empire State Realty Trust, Inc., Class A	652,940
18,340	First Potomac Realty Trust	166,160
68,775	Forest City Realty Trust, Inc., Class A	1,450,465
7,152	Gladstone Commercial Corp.	117,150
53,620	Global Net Lease, Inc.	458,987
133,306	Gramercy Property Trust	1,126,436
39,817	Investors Real Estate Trust	289,071
67,142	Lexington Realty Trust	577,421
46,371	Liberty Property Trust	1,551,574
59,930	NorthStar Realty Finance Corp.	786,282
4,450	One Liberty Properties, Inc.	99,725
6,173	PS Business Parks, Inc.	620,448
19,842	Select Income REIT	457,358
139,988	Spirit Realty Capital, Inc.	1,574,865
32,612	STORE Capital Corp.	843,998
287,009	VEREIT, Inc.	2,545,770
30,794	WP Carey, Inc.	1,916,618
21,622	Washington Real Estate Investment Trust	631,579
8,558	Whitestone REIT	107,574
11,552	Winthrop Realty Trust	151,678
		19,865,902

	Health Care REITs — 12.2%
26,577	Care Capital Properties, Inc.	713,327
15,270	CareTrust REIT, Inc.	193,929
2,289	Community Healthcare Trust, Inc.	42,324
147,643	HCP, Inc.	4,810,209
32,416	Healthcare Realty Trust, Inc.	1,001,330
40,291	Healthcare Trust of America, Inc., Class A	1,185,361
11,898	LTC Properties, Inc.	538,266
75,433	Medical Properties Trust, Inc.	979,120
10,841	National Health Investors, Inc.	721,143
27,445	New Senior Investment Group, Inc.	282,684
52,506	Omega Healthcare Investors, Inc.	1,853,462
33,516	Physicians Realty Trust	622,727
20,675	Sabra Health Care REIT, Inc.	415,361
75,314	Senior Housing Properties Trust	1,347,367
3,889	Universal Health Realty Income Trust	218,756
106,585	Ventas, Inc.	6,710,592
112,633	Welltower, Inc.	7,809,972
		29,445,930

	Hotel & Resort REITs — 5.7%
49,514	Apple Hospitality REIT, Inc.	980,872
8,126	Ashford Hospitality Prime, Inc.	94,830
25,738	Ashford Hospitality Trust, Inc.	164,209

Shares	Description	Value

	Common Stocks (a) (Continued)
	Hotel & Resort REITs (Continued)
12,150	Chatham Lodging Trust	$260,375
19,055	Chesapeake Lodging Trust	504,195
63,666	DiamondRock Hospitality Co.	644,300
41,837	FelCor Lodging Trust, Inc.	339,717
14,602	Hersha Hospitality Trust	311,607
48,063	Hospitality Properties Trust	1,276,553
238,585	Host Hotels & Resorts, Inc.	3,984,370
35,817	LaSalle Hotel Properties	906,528
22,790	Pebblebrook Hotel Trust	662,505
39,874	RLJ Lodging Trust	912,317
16,265	Ryman Hospitality Properties, Inc.	837,322
27,527	Summit Hotel Properties, Inc.	329,498
68,310	Sunstone Hotel Investors, Inc.	956,340
35,416	Xenia Hotels & Resorts, Inc.	553,198
		13,718,736

	Industrial REITs — 4.6%
28,012	DCT Industrial Trust, Inc.	1,105,633
10,200	EastGroup Properties, Inc.	615,774
35,123	First Industrial Realty Trust, Inc.	798,697
20,409	Monmouth Real Estate Investment Corp.	242,663
166,432	Prologis, Inc.	7,352,966
17,630	Rexford Industrial Realty, Inc.	320,161
21,591	STAG Industrial, Inc.	439,593
13,736	Terreno Realty Corp.	322,109
		11,197,596

	Office REITs — 12.1%
23,271	Alexandria Real Estate Equities, Inc.	2,115,101
48,711	Boston Properties, Inc.	6,190,194
55,563	Brandywine Realty Trust	779,549
3,970	City Office REIT, Inc.	45,258
39,442	Columbia Property Trust, Inc.	867,330
29,980	Corporate Office Properties Trust	786,675
44,392	Douglas Emmett, Inc.	1,336,643
4,139	Easterly Government Properties, Inc.	76,654
40,072	Equity Commonwealth (b)	1,130,832
28,279	Franklin Street Properties Corp.	300,040
22,558	Government Properties Income Trust	402,660
30,479	Highwoods Properties, Inc.	1,457,201
23,273	Hudson Pacific Properties, Inc.	673,055
29,240	Kilroy Realty Corp.	1,809,079
28,414	Mack-Cali Realty Corp.	667,729
51,543	New York REIT, Inc.	520,584
19,981	NorthStar Realty Europe Corp.	231,780
25,846	Parkway Properties, Inc.	404,749
46,148	Piedmont Office Realty Trust, Inc., Class A	937,266
31,732	SL Green Realty Corp.	3,074,196
56,219	Vornado Realty Trust	5,308,760
		29,115,335

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Residential REITs — 17.1%
41,325	American Campus Communities, Inc.	$1,945,994
58,066	American Homes 4 Rent, Class A	923,250
49,666	Apartment Investment & Management Co., Class A	2,077,032
43,451	AvalonBay Communities, Inc.	8,264,380
5,706	Bluerock Residential Growth REIT, Inc.	62,081
27,570	Camden Property Trust	2,318,361
12,068	Colony Starwood Homes	298,683
20,050	Education Realty Trust, Inc.	834,080
25,399	Equity LifeStyle Properties, Inc.	1,847,269
115,804	Equity Residential	8,688,774
20,745	Essex Property Trust, Inc.	4,851,426
9,554	Independence Realty Trust, Inc.	68,025
23,924	Mid-America Apartment Communities, Inc.	2,445,272
52,839	Monogram Residential Trust, Inc.	520,993
6,754	NexPoint Residential Trust, Inc.	88,410
17,014	Post Properties, Inc.	1,016,416
7,094	Preferred Apartment Communities, Inc., Class A	89,952
11,440	Silver Bay Realty Trust Corp.	169,884
18,332	Sun Communities, Inc.	1,312,755
84,721	UDR, Inc.	3,264,300
7,796	UMH Properties, Inc.	77,336
		41,164,673

	Retail REITs — 25.5%
22,347	Acadia Realty Trust	785,050
6,085	Agree Realty Corp.	234,090
1,199	Alexander’s, Inc.	456,279
53,960	Brixmor Property Group, Inc.	1,382,455
48,124	CBL & Associates Properties, Inc.	572,676
23,718	Cedar Realty Trust, Inc.	171,481
96,471	DDR Corp.	1,716,219
28,766	Equity One, Inc.	824,434
22,096	Federal Realty Investment Trust	3,448,081
184,702	General Growth Properties, Inc.	5,491,190
8,330	Getty Realty Corp.	165,184
131,208	Kimco Realty Corp.	3,776,166
26,453	Kite Realty Group Trust	733,013
40,207	Macerich (The) Co.	3,186,003
44,733	National Retail Properties, Inc.	2,066,665
21,967	Pennsylvania Real Estate Investment Trust	479,979
25,106	Ramco-Gershenson Properties Trust	452,661
79,420	Realty Income Corp.	4,964,544
30,956	Regency Centers Corp.	2,317,057
31,585	Retail Opportunity Investments Corp.	635,490
75,250	Retail Properties of America, Inc., Class A	1,192,712
11,961	Rouse Properties, Inc.	219,843
3,610	Saul Centers, Inc.	191,402
4,507	Seritage Growth Properties, Class A	225,215

Shares	Description	Value

	Common Stocks (a) (Continued)
	Retail REITs (Continued)
98,130	Simon Property Group, Inc.	$20,380,620
30,064	Tanger Factory Outlet Centers, Inc.	1,094,029
19,104	Taubman Centers, Inc.	1,360,778
29,285	Urban Edge Properties	756,724
8,394	Urstadt Biddle Properties, Inc., Class A	175,854
36,166	Weingarten Realty Investors	1,356,948
58,771	WP GLIMCHER, Inc.	557,737
		61,370,579

	Specialized REITs — 14.1%
9,601	CoreSite Realty Corp.	672,166
37,184	Corrections Corp. of America	1,191,747
54,717	CubeSmart	1,822,076
21,823	CyrusOne, Inc.	996,220
46,413	Digital Realty Trust, Inc.	4,107,087
23,302	DuPont Fabros Technology, Inc.	944,430
20,078	EPR Properties	1,337,596
39,661	Extra Space Storage, Inc.	3,706,717
17,080	Four Corners Property Trust, Inc.	306,586
29,606	Gaming and Leisure Properties, Inc.	915,418
23,392	GEO Group (The), Inc.	811,001
61,043	Iron Mountain, Inc.	2,069,968
7,300	National Storage Affiliates Trust	154,760
46,710	Public Storage	12,884,019
12,226	QTS Realty Trust, Inc., Class A	579,268
12,495	Sovran Self Storage, Inc.	1,473,785
		33,972,844
	Total Common Stocks — 99.5%	239,851,595
	(Cost $235,295,193)

	Money Market Funds — 0.1%
188,532	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	188,532
	(Cost $188,532)

	Total Investments — 99.6%	240,040,127
	(Cost $235,483,725) (d)
	Net Other Assets and Liabilities — 0.4%	948,388
	Net Assets — 100.0%	$240,988,515

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

(a)	The industry classification is based upon Standard & Poor’s Global Industry Classification Standard (GICS) Sub-Industry.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of March 31, 2016.
(d)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,668,217 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,111,815.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$239,851,595	$—	$—
Money Market Funds	188,532	—	—
Total Investments	$240,040,127	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust ISE Water Index Fund (FIW)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Chemicals — 4.3%
27,110	Ashland, Inc.	$2,981,015
114,536	Calgon Carbon Corp.	1,605,795
		4,586,810

	Commercial Services & Supplies — 2.0%
71,559	Tetra Tech, Inc.	2,133,889

	Construction & Engineering — 10.5%
64,236	AECOM (a)	1,977,827
89,982	Aegion Corp. (a)	1,897,720
364,559	Layne Christensen Co. (a)	2,621,179
265,184	Northwest Pipe Co. (a)	2,444,997
17,691	Valmont Industries, Inc.	2,190,853
		11,132,576

	Diversified Financial Services — 1.8%
187,683	PICO Holdings, Inc. (a)	1,919,997

	Electronic Equipment, Instruments & Components — 6.1%
64,609	Badger Meter, Inc.	4,297,145
50,450	Itron, Inc. (a)	2,104,774
		6,401,919

	Health Care Equipment & Supplies — 2.0%
27,611	IDEXX Laboratories, Inc. (a)	2,162,494

	Industrial Conglomerates — 6.3%
35,552	Danaher Corp.	3,372,463
18,046	Roper Technologies, Inc.	3,298,267
		6,670,730

	Life Sciences Tools & Services — 2.7%
70,536	Agilent Technologies, Inc.	2,810,860

	Machinery — 39.4%
59,971	Crane Co.	3,230,038
551,784	Energy Recovery, Inc. (a)	5,705,446
45,826	Flowserve Corp.	2,035,133
120,176	Gorman-Rupp (The) Co.	3,116,164
43,674	IDEX Corp.	3,619,701
56,160	Lindsay Corp.	4,021,617
68,128	Mueller Industries, Inc.	2,004,326
217,727	Mueller Water Products, Inc., Class A	2,151,143
63,933	Pentair PLC	3,469,004
204,312	Rexnord Corp. (a)	4,131,189
70,493	Watts Water Technologies, Inc., Class A	3,886,279
104,353	Xylem, Inc.	4,268,038
		41,638,078

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities — 24.9%
47,138	American States Water Co.	$1,855,352
66,640	American Water Works Co., Inc.	4,593,495
130,290	Aqua America, Inc.	4,145,828
169,041	California Water Service Group	4,516,775
838,078	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	5,531,315
263,211	Consolidated Water Co., Ltd.	3,203,278
68,376	SJW Corp.	2,485,467
		26,331,510
	Total Common Stocks — 100.0%	105,788,863
	(Cost $106,287,013)

	Money Market Funds — 0.1%
85,314	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (b)	85,314
	(Cost $85,314)

	Total Investments — 100.1%	105,874,177
	(Cost $106,372,327) (c)
	Net Other Assets and Liabilities — (0.1)%	(68,839)
	Net Assets — 100.0%	$105,805,338

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of March 31, 2016.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,019,020 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,517,170.

ADR - American Depositary Receipt

See Notes to Portfolio of Investments

First Trust ISE Water Index Fund (FIW)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$105,788,863	$—	$—
Money Market Funds	85,314	—	—
Total Investments	$105,874,177	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust ISE-Revere Natural Gas Index Fund (FCG)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Oil, Gas & Consumable Fuels — 99.9%
259,357	Anadarko Petroleum Corp.	$12,078,256
243,595	Antero Resources Corp. (a) (b)	6,058,208
217,902	Apache Corp.	10,635,797
384,702	Cabot Oil & Gas Corp.	8,736,582
75,318	Cimarex Energy Co.	7,326,182
156,578	Columbia Pipeline Group, Inc.	3,930,108
95,834	Concho Resources, Inc. (b)	9,683,067
412,685	Devon Energy Corp.	11,324,076
68,027	Diamondback Energy, Inc. (b)	5,250,324
128,697	Enbridge Energy Partners, L.P. (c)	2,357,729
123,477	EQT Corp.	8,305,063
24,568	EQT Midstream Partners, L.P. (c)	1,828,596
69,268	Golar LNG Ltd.	1,244,746
146,898	Gulfport Energy Corp. (b)	4,163,089
216,843	Hess Corp.	11,416,784
265,487	Kinder Morgan, Inc.	4,741,598
796,840	Marathon Oil Corp.	8,876,798
65,589	Matador Resources Co. (b)	1,243,567
269,479	Memorial Resource Development Corp. (b)	2,743,296
187,541	Murphy Oil Corp.	4,724,158
195,513	Newfield Exploration Co. (b)	6,500,807
278,395	Noble Energy, Inc.	8,744,387
11,826	NuStar Energy, L.P. (c)	477,770
96,666	ONEOK Partners, L.P. (c)	3,035,312
55,107	PDC Energy, Inc. (b)	3,276,111
84,365	Pioneer Natural Resources Co.	11,873,530
282,310	QEP Resources, Inc.	3,983,394
214,388	Range Resources Corp. (a)	6,941,883
77,535	Rice Energy, Inc. (b)	1,082,389
105,179	SM Energy Co.	1,971,055
611,364	Southwestern Energy Co. (a) (b)	4,933,708
148,178	Spectra Energy Corp.	4,534,247
56,715	Spectra Energy Partners, L.P. (c)	2,729,126
517,006	Statoil ASA, ADR	8,044,613
56,417	Synergy Resources Corp. (b)	438,360
21,536	Western Gas Partners, L.P. (c)	934,878
217,675	Williams Partners, L.P. (c)	4,451,454
363,258	WPX Energy, Inc. (b)	2,539,173
	Total Common Stocks — 99.9%	203,160,221
	(Cost $215,952,933)

	Warrants — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
468,973	Magnum Hunter Resources Corp., expiring 05/15/16 (a) (b) (d)	0
	(Cost $0)

Shares	Description	Value

	Money Market Funds — 1.8%
3,725,467	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.19% (e) (f)	$3,725,467
	(Cost $3,725,467)

Principal Value	Description	Value

	Repurchase Agreements — 3.8%
$7,598,389	RBC Capital Markets LLC, 0.25% (e), dated 03/31/16, due 04/01/16, with a maturity value of $7,598,442. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.125%, due 05/31/20 to 01/31/23. The market value of the collateral including accrued interest is $7,778,994. (f)	7,598,389
	(Cost $7,598,389)

	Total Investments — 105.5%	214,484,077
	(Cost $227,276,789) (g)
	Net Other Assets and Liabilities — (5.5)%	(11,180,400)
	Net Assets — 100.0%	$203,303,677

(a)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $11,052,597 and the total value of the collateral held by the Fund is $11,323,856.
(b)	Non-income producing security.
(c)	Master Limited Partnership (“MLP”).
(d)

This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2016, securities noted as such are valued at $0, or 0.00% of net assets.

(e)	Interest rate shown reflects yield as of March 31, 2016.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,410,247 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,202,959.

ADR - American Depositary Receipt

See Notes to Portfolio of Investments

First Trust ISE-Revere Natural Gas Index Fund (FCG)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2		Level 3
Common Stocks*	$203,160,221	$—		$—
Money Market Funds	3,725,467	—		—
Repurchase Agreements	—	7,598,389		—
Warrants*	—	—	**	—
Total Investments	$206,885,688	$7,598,389		$—

* See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust ISE Chindia Index Fund (FNI)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Airlines — 1.4%
49,191	China Eastern Airlines Corp. Ltd., ADR (a) (b)	$1,311,432
36,770	China Southern Airlines Co., Ltd., ADR (a)	1,148,695
		2,460,127

	Automobiles — 7.4%
449,860	Tata Motors Ltd., ADR (b)	13,068,433

	Banks — 11.4%
217,246	HDFC Bank Ltd., ADR	13,388,871
956,045	ICICI Bank Ltd., ADR	6,845,282
		20,234,153

	Biotechnology — 0.6%
9,883	China Biologic Products, Inc. (b)	1,131,406

	Chemicals — 1.0%
34,473	Sinopec Shanghai Petrochemical Co., Ltd., ADR (a) (b)	1,738,129

	Diversified Consumer Services — 0.7%
37,567	New Oriental Education & Technology Group, Inc., ADR	1,299,443

	Diversified Telecommunication Services — 1.6%
27,476	China Telecom Corp., Ltd., ADR	1,442,765
104,043	China Unicom (Hong Kong) Ltd., ADR (a)	1,369,206
		2,811,971

	Hotels, Restaurants & Leisure — 5.3%
62,991	500.com Ltd., Class A, ADR (b)	1,051,950
460,969	Melco Crown Entertainment Ltd., ADR (a)	7,610,598
72,085	Tuniu Corp., ADR (a) (b)	751,846
		9,414,394

	Independent Power and Renewable Electricity Producers — 0.7%
36,607	Huaneng Power International, Inc., ADR	1,301,745

	Insurance — 0.5%
77,801	China Life Insurance Co., Ltd., ADR	956,174

	Internet & Catalog Retail — 11.1%
71,676	Ctrip.com International Ltd., ADR (b)	3,172,380
399,792	JD.com, Inc., ADR (b)	10,594,488

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Catalog Retail (Continued)
133,719	Jumei International Holding Ltd., ADR (a) (b)	$870,511
67,464	MakeMyTrip Ltd. (a) (b)	1,220,424
70,135	Qunar Cayman Islands Ltd., ADR (a) (b)	2,784,359
75,075	Vipshop Holdings Ltd., ADR (b)	966,966
		19,609,128

	Internet Software & Services — 19.5%
59,215	21Vianet Group, Inc., ADR (b)	1,182,524
19,429	58.com, Inc., ADR (b)	1,081,224
87,530	Alibaba Group Holding Ltd., ADR (b)	6,917,496
38,003	Autohome, Inc., ADR (a) (b)	1,061,804
6,184	Baidu, Inc., ADR (b)	1,180,402
49,918	Bitauto Holdings Ltd., ADR (b)	1,237,467
81,705	Momo, Inc., ADR (a) (b)	918,364
70,785	NetEase, Inc., ADR	10,163,310
16,826	Qihoo 360 Technology Co., Ltd., ADR (b)	1,271,204
25,997	SINA Corp. (b)	1,231,478
25,045	Sohu.com, Inc. (b)	1,240,729
178,504	SouFun Holdings Ltd., ADR (a) (b)	1,069,239
65,717	Weibo Corp., ADR (a) (b)	1,179,620
44,460	Youku Tudou, Inc., ADR (b)	1,222,206
56,095	YY, Inc., ADR (a) (b)	3,454,891
		34,411,958

	IT Services — 14.3%
752,512	Infosys Ltd., ADR	14,312,778
591,955	Wipro Ltd., ADR (a)	7,446,794
117,700	WNS (Holdings) Ltd., ADR (b)	3,606,328
		25,365,900

	Marine — 0.9%
83,365	Seaspan Corp. (a)	1,528,914

	Media — 1.8%
431,878	Videocon d2h Ltd., ADR (b)	3,178,622

	Metals & Mining — 3.0%
169,668	Aluminum Corp. of China Ltd., ADR (a) (b)	1,353,951
728,505	Vedanta Ltd., ADR	4,006,777
		5,360,728

	Oil, Gas & Consumable Fuels — 12.6%
21,515	China Petroleum & Chemical Corp., ADR	1,401,702
70,265	CNOOC Ltd., ADR (a)	8,225,221

See Notes to Portfolio of Investments

First Trust ISE Chindia Index Fund (FNI)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
191,140	PetroChina Co., Ltd., ADR	$12,672,582

		22,299,505

	Pharmaceuticals — 4.1%
159,123	Dr. Reddy’s Laboratories Ltd., ADR (a)	7,190,768

	Semiconductors & Semiconductor Equipment — 0.7%
125,611	Trina Solar Ltd., ADR (a) (b)	1,248,573

	Software — 0.7%
71,179	Cheetah Mobile, Inc., ADR (a) (b)	1,162,353

	Wireless Telecommunication Services — 0.7%
21,117	China Mobile Ltd., ADR	1,170,938

	Total Common Stocks — 100.0%	176,943,362
	(Cost $198,959,574)

	Money Market Funds — 6.0%
10,541,197	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.19% (c) (d)	10,541,197
	(Cost $10,541,197)

Principal Value	Description	Value

	Repurchase Agreements — 12.1%
$21,499,618	RBC Capital Markets LLC, 0.25% (c), dated 03/31/16, due 04/01/16, with a maturity value of $21,499,768. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.125%, due 05/31/20 to 01/31/23. The value of the collateral including accrued interest is $22,010,638. (d)	21,499,618
	(Cost $21,499,618)

	Total Investments — 118.1%	208,984,177
	(Cost $231,000,389) (e)
	Net Other Assets and Liabilities — (18.1)%	(32,065,670)
	Net Assets — 100.0%	$176,918,507

(a)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $31,280,125 and the total value of the collateral held by the Fund is $32,040,815.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of March 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,668,306 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $29,684,518.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$176,943,362	$—	$—
Money Market Funds	10,541,197	—	—
Repurchase Agreements	—	21,499,618	—
Total Investments	$187,484,559	$21,499,618	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust ISE Chindia Index Fund (FNI)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Country Allocation as a percentage of net assets**:
India	39.2%
Cayman Islands	36.6
United States	19.4
China	13.2
Hong Kong	6.1
Jersey	2.0
Marshall Islands	0.9
Mauritius	0.7
Net Other Assets and Liabilities	(18.1)
100.0%

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 86.6%
24,784	1st Source Corp.	$789,123
30,847	Ameris Bancorp	912,454
14,937	BancFirst Corp.	851,857
36,258	Bancorp (The), Inc. (a)	207,396
5,811	Bank of Marin Bancorp	286,017
86,854	Bank of the Ozarks, Inc.	3,645,262
31,428	Banner Corp.	1,321,233
76,196	BBCN Bancorp, Inc.	1,157,417
27,286	Blue Hills Bancorp, Inc.	373,000
39,064	BNC Bancorp	825,032
63,319	BOK Financial Corp.	3,458,484
79,950	Boston Private Financial Holdings, Inc.	915,428
16,652	Bridge Bancorp, Inc.	507,386
67,415	Brookline Bancorp, Inc.	742,239
16,348	Bryn Mawr Bank Corp.	420,634
9,788	Camden National Corp.	411,096
25,466	Capital Bank Financial Corp., Class A	785,626
31,002	Cardinal Financial Corp.	630,891
76,224	Cathay General Bancorp	2,159,426
43,533	CenterState Banks, Inc.	648,206
36,552	Chemical Financial Corp.	1,304,541
14,653	City Holding Co.	700,120
39,377	CoBiz Financial, Inc.	465,436
55,299	Columbia Banking System, Inc.	1,654,546
92,759	Commerce Bancshares, Inc.	4,169,517
16,794	Community Trust Bancorp, Inc.	593,164
28,811	ConnectOne Bancorp, Inc.	471,060
16,313	CU Bancorp (a)	345,346
101,867	CVB Financial Corp.	1,777,579
32,130	Eagle Bancorp, Inc. (a)	1,542,240
137,822	East West Bancorp, Inc.	4,476,459
19,319	Enterprise Financial Services Corp.	522,386
22,090	Fidelity Southern Corp.	354,324
13,589	Financial Institutions, Inc.	395,032
18,911	First Bancorp	356,472
27,480	First Busey Corp.	562,790
8,329	First Business Financial Services, Inc.	190,984
10,539	First Citizens BancShares, Inc., Class A	2,646,027
17,418	First Community Bancshares, Inc.	345,573
15,209	First Connecticut Bancorp, Inc.	242,736
59,030	First Financial Bancorp	1,073,165
63,228	First Financial Bankshares, Inc.	1,870,284
12,200	First Financial Corp.	417,362
15,304	First Foundation, Inc. (a)	343,269
20,669	First Interstate BancSystem, Inc., Class A	581,419
38,949	First Merchants Corp.	918,028
75,008	First Midwest Bancorp, Inc.	1,351,644
18,269	First NBC Bank Holding Co. (a)	376,159
13,519	First of Long Island (The) Corp.	385,292
158,734	FirstMerit Corp.	3,341,351

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
27,609	Flushing Financial Corp.	$596,907
166,269	Fulton Financial Corp.	2,224,679
12,716	German American Bancorp, Inc.	409,455
72,863	Glacier Bancorp, Inc.	1,852,178
13,300	Great Southern Bancorp, Inc.	493,829
35,230	Green Bancorp, Inc. (a)	266,691
20,870	Guaranty Bancorp	322,650
74,214	Hancock Holding Co.	1,703,953
30,796	Hanmi Financial Corp.	678,128
21,485	Heartland Financial USA, Inc.	661,523
30,753	Heritage Commerce Corp.	307,838
28,706	Heritage Financial Corp.	504,364
32,898	Heritage Oaks Bancorp	256,275
67,229	Home BancShares, Inc.	2,753,028
17,587	HomeTrust Bancshares, Inc. (a)	322,370
11,434	Horizon Bancorp	282,649
39,513	IBERIABANK Corp.	2,025,832
25,181	Independent Bank Corp./MA	1,157,319
21,309	Independent Bank Corp./MI	310,046
17,683	Independent Bank Group, Inc.	484,514
63,141	International Bancshares Corp.	1,557,057
314,120	Investors Bancorp, Inc.	3,656,357
36,301	Lakeland Bancorp, Inc.	368,455
15,845	Lakeland Financial Corp.	725,384
45,628	LegacyTexas Financial Group, Inc.	896,590
20,666	MainSource Financial Group, Inc.	435,846
70,561	MB Financial, Inc.	2,289,704
15,577	Mercantile Bank Corp.	349,236
41,299	NBT Bancorp, Inc.	1,113,008
109,471	Old National Bancorp	1,334,452
28,235	Old Second Bancorp, Inc. (a)	202,445
31,155	Opus Bank	1,059,270
18,774	Pacific Continental Corp.	302,825
26,168	Pacific Premier Bancorp, Inc. (a)	559,210
115,117	PacWest Bancorp	4,276,597
14,991	Peapack-Gladstone Financial Corp.	253,348
17,406	Peoples Bancorp, Inc.	340,113
39,304	Pinnacle Financial Partners, Inc.	1,928,254
99,276	Popular, Inc.	2,840,286
13,297	Preferred Bank	402,234
76,004	PrivateBancorp, Inc.	2,933,754
11,263	QCR Holdings, Inc.	268,623
38,639	Renasant Corp.	1,271,610
17,862	Republic Bancorp, Inc., Class A	461,375
33,336	S&T Bancorp, Inc.	858,735
23,267	Sandy Spring Bancorp, Inc.	647,521
32,896	Seacoast Banking Corp. of Florida (a)	519,428
25,035	ServisFirst Bancshares, Inc.	1,111,554
51,015	Signature Bank (a)	6,944,162
29,078	Simmons First National Corp., Class A	1,310,545
23,157	South State Corp.	1,487,374
24,320	Southside Bancshares, Inc.	634,022

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
19,159	Southwest Bancorp, Inc.	$288,343
35,483	State Bank Financial Corp.	701,144
14,287	Stock Yards Bancorp, Inc.	550,478
12,133	Stonegate Bank	363,505
63,979	Talmer Bancorp, Inc., Class A	1,157,380
43,942	Texas Capital Bancshares, Inc. (a)	1,686,494
49,473	TowneBank	949,387
21,810	TriCo Bancshares	552,229
27,184	TriState Capital Holdings, Inc. (a)	342,518
17,255	Triumph Bancorp, Inc. (a)	273,147
64,747	Trustmark Corp.	1,491,123
47,433	UMB Financial Corp.	2,448,966
210,971	Umpqua Holdings Corp.	3,346,000
42,202	Union Bankshares Corp.	1,039,435
66,682	United Bankshares, Inc.	2,447,229
68,473	United Community Banks, Inc.	1,264,696
18,704	Univest Corp. of Pennsylvania	364,915
16,299	Washington Trust Bancorp, Inc.	608,279
36,718	WesBanco, Inc.	1,090,892
24,324	Westamerica Bancorporation	1,184,822
46,378	Wintrust Financial Corp.	2,056,401
195,844	Zions Bancorporation	4,741,383
		144,724,880

	IT Services — 0.3%
10,861	Cass Information Systems, Inc.	568,573

	Thrifts & Mortgage Finance — 13.0%
9,192	Anchor BanCorp Wisconsin, Inc. (a)	414,192
43,519	Bank Mutual Corp.	329,439
19,344	BankFinancial Corp.	228,646
76,731	Beneficial Bancorp, Inc. (a)	1,050,447
60,362	BofI Holding, Inc. (a)	1,288,125
131,340	Capitol Federal Financial, Inc.	1,741,568
23,787	Clifton Bancorp, Inc.	359,660
35,789	Dime Community Bancshares, Inc.	630,602
8,560	First Defiance Financial Corp.	328,790
21,141	HomeStreet, Inc. (a)	439,944
89,566	Kearny Financial Corp.	1,106,140
52,728	Meridian Bancorp, Inc.	733,974
8,135	Meta Financial Group, Inc.	370,956
43,636	Northfield Bancorp, Inc.	717,376
97,464	Northwest Bancshares, Inc.	1,316,739
16,554	OceanFirst Financial Corp.	292,675
42,521	Oritani Financial Corp.	721,581
9,251	Territorial Bancorp, Inc.	241,081
276,335	TFS Financial Corp.	4,799,939
91,227	TrustCo Bank Corp. NY	552,836
45,505	United Community Financial Corp.	267,114
47,442	United Financial Bancorp, Inc.	597,295
87,685	Washington Federal, Inc.	1,986,065
28,183	Waterstone Financial, Inc.	385,543

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
28,429	WSFS Financial Corp.	$924,511
		21,825,238

	Total Investments — 99.9%	167,118,691
	(Cost $184,598,516) (b)
	Net Other Assets and Liabilities — 0.1%	90,370
	Net Assets — 100.0%	$167,209,061

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $623,491 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $18,103,316.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$167,118,691	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments
March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 2.5%
124	Boeing (The) Co.	$15,741
58	General Dynamics Corp.	7,619
153	Honeywell International, Inc.	17,144
15	L-3 Communications Holdings, Inc.	1,778
52	Lockheed Martin Corp.	11,518
36	Northrop Grumman Corp.	7,124
59	Raytheon Co.	7,235
26	Rockwell Collins, Inc.	2,397
54	Textron, Inc.	1,969
154	United Technologies Corp.	15,415
		87,940

	Air Freight & Logistics — 0.7%
28	C.H. Robinson Worldwide, Inc.	2,078
37	Expeditors International of Washington, Inc.	1,806
51	FedEx Corp.	8,299
137	United Parcel Service, Inc., Class B	14,449
		26,632

	Airlines — 0.6%
120	American Airlines Group, Inc.	4,921
155	Delta Air Lines, Inc.	7,545
127	Southwest Airlines Co.	5,690
71	United Continental Holdings, Inc. (a)	4,250
		22,406

	Auto Components — 0.4%
44	BorgWarner, Inc.	1,690
55	Delphi Automotive PLC	4,126
53	Goodyear Tire & Rubber (The) Co.	1,748
128	Johnson Controls, Inc.	4,988
		12,552

	Automobiles — 0.6%
770	Ford Motor Co.	10,395
280	General Motors Co.	8,800
38	Harley-Davidson, Inc.	1,951
		21,146

	Banks — 5.2%
2,049	Bank of America Corp.	27,702
154	BB&T Corp.	5,124
585	Citigroup, Inc.	24,424
104	Citizens Financial Group, Inc.	2,179
35	Comerica, Inc.	1,325
157	Fifth Third Bancorp	2,620
157	Huntington Bancshares, Inc.	1,498
727	JPMorgan Chase & Co.	43,053
165	KeyCorp	1,822
32	M&T Bank Corp.	3,552
61	People’s United Financial, Inc.	972
99	PNC Financial Services Group (The), Inc.	8,372

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
258	Regions Financial Corp.	$2,025
101	SunTrust Banks, Inc.	3,644
325	U.S. Bancorp	13,192
917	Wells Fargo & Co.	44,346
40	Zions Bancorporation	968
		186,818

	Beverages — 2.4%
20	Brown-Forman Corp., Class B	1,969
773	Coca-Cola (The) Co.	35,860
41	Coca-Cola Enterprises, Inc.	2,080
35	Constellation Brands, Inc., Class A	5,288
37	Dr Pepper Snapple Group, Inc.	3,309
36	Molson Coors Brewing Co., Class B	3,463
30	Monster Beverage Corp. (a)	4,001
287	PepsiCo, Inc.	29,412
		85,382

	Biotechnology — 3.1%
320	AbbVie, Inc.	18,278
45	Alexion Pharmaceuticals, Inc. (a)	6,265
149	Amgen, Inc.	22,340
116	Baxalta, Inc.	4,686
43	Biogen, Inc. (a)	11,194
155	Celgene Corp. (a)	15,514
270	Gilead Sciences, Inc.	24,802
15	Regeneron Pharmaceuticals, Inc. (a)	5,407
49	Vertex Pharmaceuticals, Inc. (a)	3,895
		112,381

	Building Products — 0.1%
19	Allegion PLC	1,210
66	Masco Corp.	2,076
		3,286

	Capital Markets — 1.9%
11	Affiliated Managers Group, Inc. (a)	1,786
34	Ameriprise Financial, Inc.	3,196
213	Bank of New York Mellon (The) Corp.	7,845
25	BlackRock, Inc.	8,514
237	Charles Schwab (The) Corp.	6,641
58	E*TRADE Financial Corp. (a)	1,420
75	Franklin Resources, Inc.	2,929
78	Goldman Sachs Group (The), Inc.	12,245
84	Invesco Ltd.	2,585
21	Legg Mason, Inc.	728
303	Morgan Stanley	7,578
43	Northern Trust Corp.	2,802
80	State Street Corp.	4,682
49	T. Rowe Price Group, Inc.	3,600
		66,551

	Chemicals — 2.1%
39	Air Products and Chemicals, Inc.	5,618

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued) March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
13	Airgas, Inc.	$1,841
46	CF Industries Holdings, Inc.	1,442
222	Dow Chemical (The) Co.	11,291
173	E.I. du Pont de Nemours and Co.	10,954
29	Eastman Chemical Co.	2,095
53	Ecolab, Inc.	5,910
26	FMC Corp.	1,050
16	International Flavors & Fragrances, Inc.	1,820
69	LyondellBasell Industries N.V., Class A	5,905
87	Monsanto Co.	7,633
70	Mosaic (The) Co.	1,890
53	PPG Industries, Inc.	5,909
57	Praxair, Inc.	6,524
16	Sherwin-Williams (The) Co.	4,555
		74,437

	Commercial Services & Supplies — 0.4%
33	ADT (The) Corp.	1,362
17	Cintas Corp.	1,527
39	Pitney Bowes, Inc.	840
47	Republic Services, Inc.	2,239
17	Stericycle, Inc. (a)	2,145
84	Tyco International PLC	3,084
82	Waste Management, Inc.	4,838
		16,035

	Communications Equipment — 1.0%
999	Cisco Systems, Inc.	28,441
14	F5 Networks, Inc. (a)	1,482
25	Harris Corp.	1,946
70	Juniper Networks, Inc.	1,786
31	Motorola Solutions, Inc.	2,347
		36,002

	Construction & Engineering — 0.1%
28	Fluor Corp.	1,504
24	Jacobs Engineering Group, Inc. (a)	1,045
32	Quanta Services, Inc. (a)	722
		3,271

	Construction Materials — 0.1%
13	Martin Marietta Materials, Inc.	2,073
26	Vulcan Materials Co.	2,745
		4,818

	Consumer Finance — 0.8%
163	American Express Co.	10,008
105	Capital One Financial Corp.	7,278
82	Discover Financial Services	4,175
72	Navient Corp.	862
165	Synchrony Financial (a)	4,729
		27,052

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging — 0.3%
18	Avery Dennison Corp.	$1,298
27	Ball Corp.	1,925
82	International Paper Co.	3,365
32	Owens-Illinois, Inc. (a)	511
39	Sealed Air Corp.	1,872
51	WestRock Co.	1,991
		10,962

	Distributors — 0.1%
30	Genuine Parts Co.	2,981

	Diversified Consumer Services — 0.0%
47	H&R Block, Inc.	1,242

	Diversified Financial Services — 2.1%
372	Berkshire Hathaway, Inc., Class B (a)	52,780
67	CME Group, Inc.	6,435
24	Intercontinental Exchange, Inc.	5,643
66	Leucadia National Corp.	1,067
53	McGraw Hill Financial, Inc.	5,246
34	Moody’s Corp.	3,283
23	Nasdaq, Inc.	1,527
		75,981

	Diversified Telecommunication Services — 2.8%
1,221	AT&T, Inc.	47,827
108	CenturyLink, Inc.	3,452
231	Frontier Communications Corp.	1,291
57	Level 3 Communications, Inc. (a)	3,012
809	Verizon Communications, Inc.	43,751
		99,333

	Electric Utilities — 2.1%
97	American Electric Power Co., Inc.	6,441
136	Duke Energy Corp.	10,972
64	Edison International	4,601
35	Entergy Corp.	2,775
63	Eversource Energy	3,675
182	Exelon Corp.	6,527
84	FirstEnergy Corp.	3,021
91	NextEra Energy, Inc.	10,769
97	PG&E Corp.	5,793
22	Pinnacle West Capital Corp.	1,652
133	PPL Corp.	5,063
180	Southern (The) Co.	9,311
100	Xcel Energy, Inc.	4,182
		74,782

	Electrical Equipment — 0.5%
47	AMETEK, Inc.	2,349
91	Eaton Corp. PLC	5,693
129	Emerson Electric Co.	7,015
26	Rockwell Automation, Inc.	2,958
		18,015

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued) March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 0.4%
61	Amphenol Corp., Class A	$3,527
220	Corning, Inc.	4,596
27	FLIR Systems, Inc.	890
73	TE Connectivity Ltd.	4,520
		13,533

	Energy Equipment & Services — 1.0%
86	Baker Hughes, Inc.	3,769
38	Cameron International Corp. (a)	2,548
13	Diamond Offshore Drilling, Inc.	282
45	FMC Technologies, Inc. (a)	1,231
169	Halliburton Co.	6,037
21	Helmerich & Payne, Inc.	1,233
74	National Oilwell Varco, Inc.	2,301
249	Schlumberger Ltd.	18,364
68	Transocean Ltd.	622
		36,387

	Food & Staples Retailing — 2.4%
87	Costco Wholesale Corp.	13,709
218	CVS Health Corp.	22,613
192	Kroger (The) Co.	7,344
104	Sysco Corp.	4,860
171	Walgreens Boots Alliance, Inc.	14,405
310	Wal-Mart Stores, Inc.	21,232
64	Whole Foods Market, Inc.	1,991
		86,154

	Food Products — 1.7%
118	Archer-Daniels-Midland Co.	4,285
35	Campbell Soup Co.	2,233
86	ConAgra Foods, Inc.	3,837
118	General Mills, Inc.	7,475
28	Hershey (The) Co.	2,579
53	Hormel Foods Corp.	2,292
24	J.M. Smucker (The) Co.	3,116
50	Kellogg Co.	3,827
118	Kraft Heinz (The) Co.	9,270
23	McCormick & Co., Inc.	2,288
37	Mead Johnson Nutrition Co.	3,144
311	Mondelez International, Inc., Class A	12,477
58	Tyson Foods, Inc., Class A	3,866
		60,689

	Gas Utilities — 0.0%
24	AGL Resources, Inc.	1,563

	Health Care Equipment & Supplies — 2.2%
292	Abbott Laboratories	12,214
108	Baxter International, Inc.	4,437
42	Becton, Dickinson and Co.	6,376
266	Boston Scientific Corp. (a)	5,004
15	C. R. Bard, Inc.	3,040
48	DENTSPLY SIRONA, Inc.	2,958

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
43	Edwards Lifesciences Corp. (a)	$3,793
49	Hologic, Inc. (a)	1,691
7	Intuitive Surgical, Inc. (a)	4,207
278	Medtronic PLC	20,850
56	St. Jude Medical, Inc.	3,080
62	Stryker Corp.	6,652
19	Varian Medical Systems, Inc. (a)	1,520
36	Zimmer Biomet Holdings, Inc.	3,839
		79,661

	Health Care Providers & Services — 2.7%
69	Aetna, Inc.	7,752
39	AmerisourceBergen Corp.	3,375
52	Anthem, Inc.	7,227
65	Cardinal Health, Inc.	5,327
34	Centene Corp. (a)	2,093
51	Cigna Corp.	6,999
33	DaVita HealthCare Partners, Inc. (a)	2,422
133	Express Scripts Holding Co. (a)	9,136
61	HCA Holdings, Inc. (a)	4,761
16	Henry Schein, Inc. (a)	2,762
29	Humana, Inc.	5,306
20	Laboratory Corp. of America Holdings (a)	2,343
45	McKesson Corp.	7,076
17	Patterson Cos., Inc.	791
28	Quest Diagnostics, Inc.	2,001
20	Tenet Healthcare Corp. (a)	579
189	UnitedHealth Group, Inc.	24,362
18	Universal Health Services, Inc., Class B	2,245
		96,557

	Health Care Technology — 0.1%
60	Cerner Corp. (a)	3,178

	Hotels, Restaurants & Leisure — 1.9%
89	Carnival Corp.	4,696
6	Chipotle Mexican Grill, Inc. (a)	2,826
23	Darden Restaurants, Inc.	1,525
38	Marriott International, Inc., Class A	2,705
179	McDonald’s Corp.	22,497
34	Royal Caribbean Cruises Ltd.	2,793
293	Starbucks Corp.	17,492
33	Starwood Hotels & Resorts Worldwide, Inc.	2,753
22	Wyndham Worldwide Corp.	1,681
16	Wynn Resorts Ltd.	1,495
81	Yum! Brands, Inc.	6,630
		67,093

	Household Durables — 0.4%
65	D.R. Horton, Inc.	1,965
23	Garmin Ltd.	919
14	Harman International Industries, Inc.	1,246

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued) March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
27	Leggett & Platt, Inc.	$1,307
35	Lennar Corp., Class A	1,693
13	Mohawk Industries, Inc. (a)	2,482
53	Newell Rubbermaid, Inc.	2,347
63	PulteGroup, Inc.	1,179
15	Whirlpool Corp.	2,705
		15,843

	Household Products — 2.0%
26	Church & Dwight Co., Inc.	2,397
26	Clorox (The) Co.	3,277
177	Colgate-Palmolive Co.	12,505
72	Kimberly-Clark Corp.	9,685
526	Procter & Gamble (The) Co.	43,295
		71,159

	Independent Power and Renewable Electricity Producers — 0.1%
133	AES (The) Corp.	1,569
62	NRG Energy, Inc.	807
		2,376

	Industrial Conglomerates — 2.6%
120	3M Co.	19,996
118	Danaher Corp.	11,194
1,852	General Electric Co.	58,875
20	Roper Technologies, Inc.	3,655
		93,720

	Insurance — 2.6%
83	Aflac, Inc.	5,241
75	Allstate (The) Corp.	5,053
227	American International Group, Inc.	12,269
54	Aon PLC	5,640
13	Assurant, Inc.	1,003
91	Chubb Ltd.	10,843
29	Cincinnati Financial Corp.	1,895
79	Hartford Financial Services Group (The), Inc.	3,640
49	Lincoln National Corp.	1,921
53	Loews Corp.	2,028
103	Marsh & McLennan Cos., Inc.	6,261
218	MetLife, Inc.	9,579
54	Principal Financial Group, Inc.	2,130
116	Progressive (The) Corp.	4,076
89	Prudential Financial, Inc.	6,428
23	Torchmark Corp.	1,246
59	Travelers (The) Cos., Inc.	6,886
48	Unum Group	1,484
27	Willis Towers Watson PLC	3,204
59	XL Group PLC	2,171
		92,998

	Internet & Catalog Retail — 2.0%
77	Amazon.com, Inc. (a)	45,710

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Catalog Retail (Continued)
24	Expedia, Inc.	$2,588
85	Netflix, Inc. (a)	8,689
10	Priceline Group (The), Inc. (a)	12,890
22	TripAdvisor, Inc. (a)	1,463
		71,340

	Internet Software & Services — 4.4%
35	Akamai Technologies, Inc. (a)	1,945
58	Alphabet, Inc., Class A (a)	44,248
59	Alphabet, Inc., Class C (a)	43,952
215	eBay, Inc. (a)	5,130
455	Facebook, Inc., Class A (a)	51,916
19	VeriSign, Inc. (a)	1,682
172	Yahoo!, Inc. (a)	6,331
		155,204

	IT Services — 3.7%
125	Accenture PLC, Class A	14,425
12	Alliance Data Systems Corp. (a)	2,640
91	Automatic Data Processing, Inc.	8,164
120	Cognizant Technology Solutions Corp., Class A (a)	7,524
27	CSRA, Inc.	726
55	Fidelity National Information Services, Inc.	3,482
44	Fiserv, Inc. (a)	4,513
175	International Business Machines Corp.	26,504
194	MasterCard, Inc., Class A	18,333
63	Paychex, Inc.	3,403
220	PayPal Holdings, Inc. (a)	8,492
26	Teradata Corp. (a)	682
33	Total System Services, Inc.	1,570
381	Visa, Inc., Class A	29,139
100	Western Union (The) Co.	1,929
188	Xerox Corp.	2,098
		133,624

	Leisure Products — 0.1%
22	Hasbro, Inc.	1,762
67	Mattel, Inc.	2,253
		4,015

	Life Sciences Tools & Services — 0.6%
65	Agilent Technologies, Inc.	2,590
29	Illumina, Inc. (a)	4,701
22	PerkinElmer, Inc.	1,088
79	Thermo Fisher Scientific, Inc.	11,186
16	Waters Corp. (a)	2,111
		21,676

	Machinery — 1.3%
115	Caterpillar, Inc.	8,802
32	Cummins, Inc.	3,518
59	Deere & Co.	4,542
31	Dover Corp.	1,994

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued) March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
26	Flowserve Corp.	$1,155
65	Illinois Tool Works, Inc.	6,659
52	Ingersoll-Rand PLC	3,225
70	PACCAR, Inc.	3,828
27	Parker-Hannifin Corp.	2,999
36	Pentair PLC	1,953
12	Snap-on, Inc.	1,884
30	Stanley Black & Decker, Inc.	3,156
35	Xylem, Inc.	1,432
		45,147

	Media — 3.1%
44	Cablevision Systems Corp., Class A	1,452
84	CBS Corp., Class B	4,628
483	Comcast Corp., Class A	29,502
30	Discovery Communications, Inc., Class A (a)	859
47	Discovery Communications, Inc., Class C (a)	1,269
80	Interpublic Group of Cos. (The), Inc.	1,836
75	News Corp., Class A	958
21	News Corp., Class B	278
48	Omnicom Group, Inc.	3,995
19	Scripps Networks Interactive, Inc., Class A	1,245
44	TEGNA, Inc.	1,032
56	Time Warner Cable, Inc.	11,459
157	Time Warner, Inc.	11,390
222	Twenty-First Century Fox, Inc., Class A	6,189
85	Twenty-First Century Fox, Inc., Class B	2,397
69	Viacom, Inc., Class B	2,848
298	Walt Disney (The) Co.	29,594
		110,931

	Metals & Mining — 0.3%
259	Alcoa, Inc.	2,481
248	Freeport-McMoRan, Inc.	2,564
105	Newmont Mining Corp.	2,791
63	Nucor Corp.	2,980
		10,816

	Multiline Retail — 0.7%
57	Dollar General Corp.	4,879
46	Dollar Tree, Inc. (a)	3,793
38	Kohl’s Corp.	1,771
62	Macy’s, Inc.	2,734
25	Nordstrom, Inc.	1,430
120	Target Corp.	9,874
		24,481

	Multi-Utilities — 1.2%
48	Ameren Corp.	2,405
85	CenterPoint Energy, Inc.	1,778
55	CMS Energy Corp.	2,334
58	Consolidated Edison, Inc.	4,444

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
118	Dominion Resources, Inc.	$8,864
35	DTE Energy Co.	3,173
63	NiSource, Inc.	1,484
100	Public Service Enterprise Group, Inc.	4,714
28	SCANA Corp.	1,964
47	Sempra Energy	4,891
46	TECO Energy, Inc.	1,267
62	WEC Energy Group, Inc.	3,724
		41,042

	Oil, Gas & Consumable Fuels — 5.7%
100	Anadarko Petroleum Corp.	4,657
75	Apache Corp.	3,661
91	Cabot Oil & Gas Corp.	2,067
102	Chesapeake Energy Corp.	420
374	Chevron Corp.	35,680
19	Cimarex Energy Co.	1,848
77	Columbia Pipeline Group, Inc.	1,933
26	Concho Resources, Inc. (a)	2,627
244	ConocoPhillips	9,826
101	Devon Energy Corp.	2,771
109	EOG Resources, Inc.	7,911
32	EQT Corp.	2,152
823	Exxon Mobil Corp.	68,795
53	Hess Corp.	2,791
362	Kinder Morgan, Inc.	6,465
167	Marathon Oil Corp.	1,860
105	Marathon Petroleum Corp.	3,904
32	Murphy Oil Corp.	806
39	Newfield Exploration Co. (a)	1,297
84	Noble Energy, Inc.	2,638
151	Occidental Petroleum Corp.	10,333
41	ONEOK, Inc.	1,224
93	Phillips 66	8,053
32	Pioneer Natural Resources Co.	4,504
33	Range Resources Corp.	1,069
76	Southwestern Energy Co. (a)	613
133	Spectra Energy Corp.	4,070
24	Tesoro Corp.	2,064
93	Valero Energy Corp.	5,965
135	Williams (The) Cos., Inc.	2,169
		204,173

	Personal Products — 0.1%
44	Estee Lauder (The) Cos., Inc., Class A	4,150

	Pharmaceuticals — 5.4%
78	Allergan PLC (a)	20,906
330	Bristol-Myers Squibb Co.	21,080
193	Eli Lilly and Co.	13,898
41	Endo International PLC (a)	1,154
548	Johnson & Johnson	59,294
23	Mallinckrodt PLC (a)	1,410

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued) March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
552	Merck & Co., Inc.	$29,206
82	Mylan N.V. (a)	3,801
29	Perrigo Co. PLC	3,710
1,200	Pfizer, Inc.	35,568
91	Zoetis, Inc.	4,034
		194,061

	Professional Services — 0.3%
7	Dun & Bradstreet (The) Corp.	722
24	Equifax, Inc.	2,743
72	Nielsen Holdings PLC	3,792
26	Robert Half International, Inc.	1,211
31	Verisk Analytics, Inc. (a)	2,477
		10,945

	Real Estate Investment Trusts — 3.0%
84	American Tower Corp.	8,599
31	Apartment Investment & Management Co., Class A	1,297
27	AvalonBay Communities, Inc.	5,135
30	Boston Properties, Inc.	3,812
66	Crown Castle International Corp.	5,709
14	Equinix, Inc.	4,630
72	Equity Residential	5,402
13	Essex Property Trust, Inc.	3,040
24	Extra Space Storage, Inc.	2,243
14	Federal Realty Investment Trust	2,185
115	General Growth Properties, Inc.	3,419
92	HCP, Inc.	2,997
149	Host Hotels & Resorts, Inc.	2,488
38	Iron Mountain, Inc.	1,289
82	Kimco Realty Corp.	2,360
25	Macerich (The) Co.	1,981
104	Prologis, Inc.	4,595
29	Public Storage	7,999
49	Realty Income Corp.	3,063
61	Simon Property Group, Inc.	12,669
20	SL Green Realty Corp.	1,938
52	UDR, Inc.	2,004
66	Ventas, Inc.	4,155
35	Vornado Realty Trust	3,305
70	Welltower, Inc.	4,854
156	Weyerhaeuser Co.	4,833
		106,001

	Real Estate Management & Development — 0.0%
57	CBRE Group, Inc., Class A (a)	1,643

	Road & Rail — 0.8%
193	CSX Corp.	4,970
18	J.B. Hunt Transport Services, Inc.	1,516
22	Kansas City Southern	1,880
59	Norfolk Southern Corp.	4,912
11	Ryder System, Inc.	713

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
168	Union Pacific Corp.	$13,364
		27,355

	Semiconductors & Semiconductor Equipment — 2.8%
62	Analog Devices, Inc.	3,670
224	Applied Materials, Inc.	4,744
74	Broadcom Ltd.	11,433
15	First Solar, Inc. (a)	1,027
938	Intel Corp.	30,344
31	KLA-Tencor Corp.	2,257
31	Lam Research Corp.	2,561
47	Linear Technology Corp.	2,094
40	Microchip Technology, Inc.	1,928
206	Micron Technology, Inc. (a)	2,157
101	NVIDIA Corp.	3,599
26	Qorvo, Inc. (a)	1,311
297	QUALCOMM, Inc.	15,188
38	Skyworks Solutions, Inc.	2,960
200	Texas Instruments, Inc.	11,484
51	Xilinx, Inc.	2,419
		99,176

	Software — 4.4%
100	Activision Blizzard, Inc.	3,384
99	Adobe Systems, Inc. (a)	9,286
45	Autodesk, Inc. (a)	2,624
58	CA, Inc.	1,786
30	Citrix Systems, Inc. (a)	2,357
61	Electronic Arts, Inc. (a)	4,033
51	Intuit, Inc.	5,305
1,570	Microsoft Corp.	86,711
625	Oracle Corp.	25,569
36	Red Hat, Inc. (a)	2,682
125	salesforce.com, Inc. (a)	9,229
129	Symantec Corp.	2,371
		155,337

	Specialty Retail — 2.7%
15	Advance Auto Parts, Inc.	2,405
15	AutoNation, Inc. (a)	700
6	AutoZone, Inc. (a)	4,780
33	Bed Bath & Beyond, Inc. (a)	1,638
56	Best Buy Co., Inc.	1,817
40	CarMax, Inc. (a)	2,044
21	GameStop Corp., Class A	666
45	Gap (The), Inc.	1,323
252	Home Depot (The), Inc.	33,624
50	L Brands, Inc.	4,391
181	Lowe’s Cos., Inc.	13,711
19	O’Reilly Automotive, Inc. (a)	5,200
80	Ross Stores, Inc.	4,632
16	Signet Jewelers Ltd.	1,984
127	Staples, Inc.	1,401
22	Tiffany & Co.	1,614

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued) March 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
132	TJX (The) Cos., Inc.	$10,342
27	Tractor Supply Co.	2,442
17	Urban Outfitters, Inc. (a)	563
		95,277

	Technology Hardware, Storage & Peripherals — 4.2%
1,100	Apple, Inc.	119,889
383	EMC Corp.	10,207
341	Hewlett Packard Enterprise Co.	6,046
343	HP, Inc.	4,226
58	NetApp, Inc.	1,583
40	SanDisk Corp.	3,043
59	Seagate Technology PLC	2,032
46	Western Digital Corp.	2,173
		149,199

	Textiles, Apparel & Luxury Goods — 0.9%
55	Coach, Inc.	2,205
77	Hanesbrands, Inc.	2,182
36	Michael Kors Holdings Ltd. (a)	2,051
267	NIKE, Inc., Class B	16,412
16	PVH Corp.	1,585
12	Ralph Lauren Corp.	1,155
36	Under Armour, Inc., Class A (a)	3,054
67	VF Corp.	4,339
		32,983

	Tobacco — 1.8%
389	Altria Group, Inc.	24,375
306	Philip Morris International, Inc.	30,021
164	Reynolds American, Inc.	8,251
		62,647

	Trading Companies & Distributors — 0.2%
57	Fastenal Co.	2,793
18	United Rentals, Inc. (a)	1,119
11	W.W. Grainger, Inc.	2,568
		6,480

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities — 0.1%
35	American Water Works Co., Inc.	$2,413
	Total Common Stocks — 99.8%	3,561,032
	(Cost $2,992,194)

Contracts	Description	Value

	Options Purchased — 0.2%
	Call Options — 0.2%
393	VIX US, expiring 04/20/16, Strike Price $24 (a)	7,467
	(Cost $34,993)

	Total Investments — 100.0%	3,568,499
	(Cost $3,027,187) (b)
	Net Other Assets and Liabilities — (0.0)%	(860)
	Net Assets — 100.0%	$3,567,639

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $719,047 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $177,735.

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued) March 31, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$3,561,032	$—	$—
Options Purchased	7,467	—	—
Total Investments	$3,568,499	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

March 31, 2016 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of nineteen exchange-traded funds. This report covers the ten funds listed below:

First Trust NASDAQ-100 Equal Weighted Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “QQEW”)

First Trust NASDAQ-100-Technology Sector Index Fund – (Nasdaq ticker “QTEC”)

First Trust NASDAQ-100 Ex-Technology Sector Index Fund – (Nasdaq ticker “QQXT”)

First Trust NASDAQ® Clean Edge® Green Energy Index Fund – (Nasdaq ticker “QCLN”)

First Trust S&P REIT Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FRI”)

First Trust ISE Water Index Fund – (NYSE Arca ticker “FIW”)

First Trust ISE-Revere Natural Gas Index Fund – (NYSE Arca ticker “FCG”)

First Trust ISE Chindia Index Fund – (NYSE Arca ticker “FNI”)

First Trust NASDAQ® ABA Community Bank Index Fund – (Nasdaq ticker “QABA”)

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund – (NYSE Arca ticker “VIXH”)

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2016 (Unaudited)

Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2016 (Unaudited)

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2016, is included with each Fund’s Portfolio of Investments.

B. Call Options

The First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (“VIXH”) is subject to equity price risk in the normal course of pursuing its investment objective and may purchase out-of-the-money call options on the Chicago Board Options Exchange Market Volatility Index (the “VIX Index”) to hedge against changes in the value of equities. Also, VIXH may sell call options on the VIX Index in order to close out existing positions. The purchase of call options involves the risk of loss of all or a part of the cash paid for the call options (the premium). The market risk associated with purchasing options on the VIX Index is limited to the premium paid. When VIXH purchases a call option, the premium paid represents the cost of the call option. Options are marked-to-market daily and their value will be affected by changes in the market value of the stocks included in the stock index.

If VIXH elects to exercise a call option on the VIX Index, settlement does not occur by the delivery of the securities comprising the VIX Index. VIXH, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If VIXH elects to allow a call option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

At March 31, 2016, VIXH held 393 options contracts with a notional value of $9,432. This is representative of contracts held throughout the fiscal year-to-date period (January 1, 2016 to March 31, 2016).

C. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2016, QQEW, QQXT, QCLN, FCG and FNI have securities in the securities lending program.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2016 (Unaudited)

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2016 through March 31, 2016), were received as collateral for lending securities.

3. Subsequent Events

On May 2, 2016, the First Trust ISE-Revere Natural Gas Index Fund (the “Fund”) completed a one-for-five reverse share split, whereby each share of the Fund outstanding as of the close of business on April 29, 2016 automatically converted to one-fifth share as of the opening of business on May 2, 2016. In addition, as of the opening of business on May 2, 2016, the Fund’s shares no longer trade under the CUSIP number 33734J102 and instead trade under the new CUSIP number 33733E807.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2016 (Unaudited)

Licensing Information

The First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund and First Trust NASDAQ-100-Technology Sector Index Fund (the “Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Technology Sector IndexSM or NASDAQ-100 Ex-Tech Sector IndexSM to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Funds is in the licensing of the Nasdaq®, NASDAQ-100®, NASDAQ-100 Index®, NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and NASDAQ-100 Technology Sector IndexSM trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and the NASDAQ-100 Technology Sector IndexSM. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THESE FUNDS.

The First Trust NASDAQ® Clean Edge® Green Energy Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Clean Edge® or their affiliates (Nasdaq and Clean Edge®, collectively with their affiliates, are referred to herein as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations' relationship to First Trust, with respect to the Fund, consists of: (i) the licensing of certain indexes, trade names, trademarks, and service marks and other proprietary data; (ii) the listing and trading of certain exchange-traded funds; and (iii) the calculating of intra-day portfolio values for the Fund's shares. The Corporations neither recommend nor endorse any investment in the Index or the Fund based thereon. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust NASDAQ® ABA Community Bank Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. ("Nasdaq"), American Bankers Association ("ABA") or their affiliates (Nasdaq and ABA, collectively with their affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy of descriptions and disclosures relating to, the Fund. The Corporations' only relationship to First Trust Advisors L.P. is in the licensing of the Nasdaq, OMX®, American Bankers Association, ABA, and NASDAQ OMX® ABA Community Bank IndexSM trademarks, and certain trade names and service marks of the Corporations and the use of the NASDAQ OMX® ABA Community Bank IndexSM which is determined and composed by the Corporations without regard to Licensee or the Fund. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund and First Trust ISE Water Index Fund are not sponsored, endorsed, sold or promoted by International Securities Exchange, LLC, as Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider's only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indexes which are determined, composed and calculated by the Index Provider without regard to First Trust or the Funds.

The S&P REIT Index is a product of S&P Dow Jones Indices LLC (“SPDJI”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“SPFS”). The foregoing marks have been licensed for use by SPDJI and sublicensed by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by SPDJI or its affiliates, and none of such parties make any representation regarding the advisability of investing in such Fund.

S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC ("SPFS"); and CBOE®, Chicago Board Options Exchange®, CBOE Volatility Index® and VIX® are registered trademarks of Chicago Board Options Exchange, Incorporated ("CBOE"); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by First Trust. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P DOW JONES INDICES LLC, SPFS, THEIR RESPECTIVE AFFILIATES OR BY CHICAGO BOARD OPTIONS EXCHANGE AND ITS AFFILIATES.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 19, 2016

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	May 19, 2016

* Print the name and title of each signing officer under his or her signature.